UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05569

Franklin Universal Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, Ca 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin Universal
Trust
August 31, 2022

Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a distribution policy (the “Distribution Policy”). Under the Distribution Policy, the Fund pays monthly distributions and seeks to maintain a relatively stable level of distributions to shareholders. With each distribution, the Fund will issue a notice to its shareholders and an accompanying press release that provides estimates regarding the amount and composition of the distribution. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy.

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Contents
Annual Report
Franklin Universal Trust 2
Performance Summary 5
Financial Highlights and Schedule of Investments 8
Financial Statements 47
Notes to Financial Statements 51
Report of Independent Registered
Public Accounting Firm 62
Tax Information 63
Important Information to Shareholders 64
Annual Meeting of Shareholders 67
Dividend Reinvestment and Cash Purchase Plan 68
Board Members and Officers 70
Shareholder Information 75
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Annual Report
ANNUAL REPORT
Franklin Universal Trust
Dear Shareholder:
This annual report for Franklin Universal Trust covers the
fiscal year ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Performance Overview
For the 12 months under review, the Fund’s cumulative
total returns were -3.41% based on net asset value and
-0.36% based on market price, as shown in the Performance
Summary on page 5 . For comparison, the Credit Suisse (CS)
High Yield Index, which is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt
market, posted a -9.56% cumulative total return,

and utilities
stocks, as measured by the Standard & Poor’s
®
(S&P
®
) 500
Utilities Index, which tracks all electric utility stocks in the broad S&P 500
®
Index, posted a -11.23% cumulative total
return for the same period.
2
The Fund has a policy of seeking to maintain a relatively
stable level of distributions to shareholders. This policy
has no impact on the Fund’s investment strategy and may
reduce the Fund’s net asset value. The Fund’s investment
manager believes the policy helps maintain the Fund’s
competitiveness and may benefit the Fund’s market price
and premium/discount to the Fund’s net asset value.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
U.S. Aggregate Bond Index, posted a -11.52% total return
for the 12 months ended August 31, 2022.
2
High inflation
amid a strengthening labor market led to significantly
tighter monetary policy, reducing the value of most bonds.
Geopolitical instability disrupted financial markets following
Russia’s invasion of Ukraine, adding to the uncertainty
surrounding the course of the global economy. The yield
curve narrowed significantly, inverting late in the period
as investors increasingly became concerned about the
economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) began to raise the federal funds target rate in March
2022, the first such increase since 2018. The Fed raised
the federal funds rate again at each of its three subsequent meetings to end the period at a range of 2.25%–2.50%. The
Fed noted in its July 2022 meeting that inflation remained
elevated despite some indicators that spending was
softening, as job growth was robust and the unemployment
rate remained low. Furthermore, the Fed said it would
continue to reduce its bond holdings, and Fed Chair Jerome
Powell indicated that reducing inflation was likely to require a period of below-trend growth.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -10.80% total return for the
12-month period.
2
The 10-year UST yield (which moves
inversely to price) increased amid high inflation and the
Fed’s tightening monetary stance. Mortgage-backed
securities (MBS), as measured by the Bloomberg U.S.
MBS Index, posted a -9.73% total return for the period as
mortgage rates rose to the highest level in over a decade.

Corporate bond prices also declined overall, constrained by
inflation, rising interest rates and concerns about the impact of higher interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
1. Source: Credit Suisse Group.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
9
.

Franklin Universal Trust

franklintempleton.com
Annual Report
Corporate High Yield Bond Index, posted a -10.60%
total return, while investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -14.91% total return.
2
Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
Manager’s Discussion
During the latter half of 2021, the market was generally
focused on improving economic growth as the economy
emerged from COVID-19-related disruptions. U.S. high-
yield (HY) spreads ended 2021 close to the lows of the year
despite a scare in the closing weeks from the COVID-19
Omicron variant and the Fed’s hawkish pivot. However, as
the calendar turned to 2022 a broader risk-off tone set in
as inflation proved to be both higher and more persistent
than originally expected, causing the markets to price in
more Fed tightening. The Russia-Ukraine war sent shock
waves through the existing world order, further pressuring
commodity prices. As widely expected, the Federal Open
Market Committee (FOMC) lifted interest rates by 25
basis points (bps) at its March 2022 meeting in an effort to bring inflation under control. Since then, China’s stringent
COVID-related lockdowns have exacerbated supply-chain
disruptions, further weighing on market sentiment. With
inflation proving to be a more pervasive problem compared
with a stable to strong U.S. employment picture, a 50 bp
increase was announced at May’s 2022 FOMC meeting,
followed by two consecutive 75 bp increases. From the Fed’s
annual symposium at Jackson Hole, Chair Powell indicated
that further forceful policy moves lie ahead, that restoring price stability will take time, and that it would be painful for both households and businesses.
*
Percentage of total investments of the Fund. Total investments of the Fund include long-term and short-term investments, excluding long-term debt issued by the
Fund.
**
Includes convertible bonds, escrows and litigation trusts, preferred stocks, senior floating rate interests and warrants.
High-Yield Corporate Bonds
For the 12-month period under review, the ICE BofA High
Yield Constrained Index posted a -10.43% total return
as the asset class was impacted by both the rise in UST
yields and a sharp increase in spreads.
2
Lower-quality
CCC-rated bonds underperformed amid concerns that
aggressive Fed actions could push the U.S. economy into a
recession. Energy was the clear outperformer as it benefited from higher commodity prices, but every industry sector
generated negative returns.
In the period leading up to the end of 2021, the HY sector
enjoyed a favorable environment for leveraged credit and
for most of last year, investors’ reach for yield remained
strong, as market participants focused on the positives. HY
spreads ended 2021 close to the lows of the year despite a
scare in the closing weeks from the Omicron variant and the
Fed’s hawkish pivot. Since then, escalating geopolitical risks around the Russia-Ukraine conflict, combined with fears
that the Fed’s aggressive interest-rate stance could push
the economy into a recession have resulted in persistent
Portfolio Composition
8/31/22
% of Total
Investments*
Corporate Bonds 49.8%
Common Stocks 37.6%
Marketplace Loans 8.0%
Asset-Backed Securities 0.7%
Other** 0.3%
Short-Term Investments 3.6%
Top 10 Holdings
8/31/22
Issuer
% of Total
Net Assets
a a
NextEra Energy, Inc. 4.8%
Sempra Energy 3.7%
American Electric Power Co., Inc. 3.2%
Dominion Energy, Inc. 2.6%
CMS Energy Corp. 2.6%
Evergy , Inc. 2.4%
Alliant Energy Corp. 2.4%
Duke Energy Corp. 2.1%
Southern Co. (The) 2.0%
Xcel Energy, Inc. 2.0%

Franklin Universal Trust

franklintempleton.com
Annual Report
volatility. In calendar 2022 through August, as spreads
widened and UST yields increased, the HY asset class
experienced negative returns. Despite the fundamental
challenges, it is worth noting that HY credit fundamentals are entering this turbulent period from a position of strength, with net leverage approaching pre-pandemic lows and interest
coverage remaining near a record high. Liquidity conditions
have also remained generally favorable as maturity walls
for most HY issuers have been pushed out substantially
over the past two years given very accommodative capital
markets. With the Fed actively seeking to slow the economy
to combat inflation, we continue to be cautious of issuers
or industries that are facing secular declines or heightened competitive pressures, as well as companies with minimal
cash flow generation relative to their debt obligations.
Utility Stocks
Regarding utilities, the S&P 500 Utilities Index’s +13.35%
total return outperformed the S&P 500’s -10.97% total
return for the 12-month period under review. Utilities likely outperformed due to the continued sector rotation stemming
from the selloff in growth stocks and the ongoing geopolitical concerns. Additionally, the passage of the Inflation Reduction
Act during the period was a tailwind for the sector, as it
provides long-term economic incentives for sustainable
investments. Many utilities provided healthy outlooks for
the year, but we are currently tracking affordability concerns stemming from rising energy prices. Sempra Energy,
American Electric Power, and CMS Energy were relative
outperformers. Sempra Energy was previously trading at
what we considered a relative discount but is seeing benefits from the strong outlook from the liquified natural gas export market and a robust long-term growth update in California
and Texas. American Electric Power disclosed it will divest its unregulated renewables portfolio and continued to progress
with closing the sale of Kentucky Power. CMS Energy
recently reached settlements on its gas rate case filing and integrated resource plan filing. Additionally, management
expects a constructive outcome from the electric rate case
filing. Underperformers for the time period were Evergy,
NextEra Energy, and Alliant Energy. We mainly attribute
Evergy’s underperformance to its recent run and outstanding
rate cases but remain constructive fundamentally. NextEra’s
compression of its top-tier premium valuation, along with
recent inquiries into political spending practices, led to the underperformance, in our view. We believe Alliant Energy’s
underperformance was also driven by compression of its
multiple, though we remain constructive on the name due to
upside from the Inflation Reduction Act.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn I. Voyles, CFA
Jonathan G. Belk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2022
Franklin Universal Trust

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. Total return also does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period.
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
1-Year -3.41% -0.36% -3.41% -0.36%
5-Year +26.51% +47.05% +4.82% +8.02%
10-Year +86.77% +99.94% +6.45% +7.17%
See page 7 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
9/1/12–8/31/22

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
Shares Prices
1
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in a fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower-rated bonds include higher risk of default and loss of principal.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. In addition to having sensitivity to other factors, securities issued by utility companies have historically been sensitive to interest-rate changes.
When interest rates fall, utility securities prices, and thus a utilities fund’s share price, tend to rise; when interest rates rise, their prices generally fall. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desire results.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 10/31/23. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Credit Suisse. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt traded in the U.S. credit market.
6. Source: Morningstar. The S&P 500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500.
See www.franklintempletondatasources.com for additional data provider information.
Symbol: FT 8/31/22 8/31/21 Change
Net Asset Value (NAV) $8.08 $8.92 -$0.84
Market Price (NYSE) $8.00 $8.59 -$0.59
Distributions
(9/1/21–8/31/22)
Net Investment
Income
Short-Term
Capital Gain Total
$0.5100 $0.0392 $0.5492

Franklin Universal Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.92 $8.12 $8.57 $7.99 $8.24
Income from investment operations:
Net investment income
a
......................... 0.41 0.38 0.41 0.38 0.39
Net realized and unrealized gains (losses) ........... (0.70) 0.85 (0.48) 0.58 (0.26)
Total from investment operations .................... (0.29) 1.23 (0.07) 0.96 0.13
Less distributions from:
Net investment income .......................... (0.51) (0.43) (0.38) (0.38) (0.38)
Net realized gains ............................. (0.04) — (—)
b
— —
Total distributions ............................... (0.55) (0.43) (0.38) (0.38) (0.38)
Net asset value, end of year ....................... $8.08 $8.92 $8.12 $8.57 $7.99
Market value, end of year
c
......................... $8.00 $8.59 $7.00 $7.37 $6.77
Total return (based on net asset value per share)
d
....... (3.41)% 15.33% (0.67)% 12.40% 1.73%
Total return (based on market value per share)
d
......... (0.36)% 29.55% 0.25% 15.02% (1.18)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.57% 2.50% 2.49% 2.45% 1.98%
Expenses net of waiver and payments by affiliates
e
...... 2.57%
f
2.50%
f
2.49%
f
2.44% 1.98%
f
Net investment income ........................... 4.85% 4.38% 5.01% 4.69% 4.91%
Supplemental data
Net assets, end of year (000’s) ..................... $203,053 $224,246 $204,094 $215,292 $200,796
Portfolio turnover rate ............................ 22.29% 36.58% 35.26% 21.70% 22.96%
Total debt outstanding at end of year (000's) ........... $65,000 $65,000 $65,000 $65,000 $65,000
Asset coverage per $1,000 of debt .................. $4,124 $4,450 $4,140 $4,312 $4,089
Average amount of senior rate fixed Notes per share during
the year ...................................... $2.59 $2.59 $2.59 $2.59 $2.39
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan, which includes brokerage commissions. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Schedule of Investments, August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 49.0%
Electric Utilities 26.6%
Alliant Energy Corp. ................................... United States 80,000 $ 4,883,200
American Electric Power Co., Inc. ......................... United States 65,000 6,513,000
Constellation Energy Corp. .............................. United States 21,666 1,767,729
Duke Energy Corp. .................................... United States 40,000 4,276,400
Edison International ................................... United States 36,000 2,439,720
Entergy Corp. ........................................ United States 30,000 3,459,000
Evergy, Inc. .......................................... United States 72,000 4,934,160
Exelon Corp. ......................................... United States 65,000 2,854,150
FirstEnergy Corp. ..................................... United States 61,000 2,412,550
NextEra Energy, Inc. ................................... United States 115,000 9,781,900
Pinnacle West Capital Corp. ............................. United States 25,000 1,883,750
PPL Corp. ........................................... United States 24,500 712,460
Southern Co. (The) .................................... United States 53,000 4,084,710
Xcel Energy, Inc. ...................................... United States 55,000 4,083,750
54,086,479
Machinery 0.4%
a
Birch Permian Holdings, Inc. ............................. United States 3,694 79,421
a
Birch Permian Holdings, Inc. ............................. United States 28,796 615,515
694,936
Metals & Mining 1.9%
BHP Group Ltd., ADR .................................. Australia 25,185 1,382,405
Freeport-McMoRan, Inc. ................................ United States 80,380 2,379,248
South32 Ltd., ADR .................................... Australia 10,074 140,532
3,902,185
Multi-Utilities 18.1%
CenterPoint Energy, Inc. ................................ United States 122,800 3,871,884
CMS Energy Corp. .................................... United States 78,000 5,268,120
Consolidated Edison, Inc. ............................... United States 35,000 3,420,900
Dominion Energy, Inc. .................................. United States 65,000 5,317,000
DTE Energy Co. ...................................... United States 30,000 3,910,200
NiSource, Inc. ........................................ United States 60,000 1,770,600
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,896,200
Sempra Energy ....................................... United States 45,000 7,423,650
WEC Energy Group, Inc. ................................ United States 28,000 2,887,920
36,766,474
Oil, Gas & Consumable Fuels 2.0%
a
Amplify Energy Corp. .................................. United States 245 1,825
California Resources Corp. .............................. United States 27 1,349
b
Chesapeake Energy Corp. .............................. United States 752 75,568
Civitas Resources, Inc. ................................. United States 18,598 1,249,600
DT Midstream, Inc. .................................... United States 15,000 828,150
Enbridge, Inc. ........................................ Canada 39,360 1,622,419
a,c,d
Riviera Resources, Inc. ................................. United States 5,042 —
b
Woodside Energy Group Ltd., ADR ........................ Australia 9,101 207,594
3,986,505
Total Common Stocks (Cost $36,801,211) ......................................
99,436,579

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.1% .................................... United States 27,500 $ 561,000
Total Preferred Stocks (Cost $598,125) .........................................
561,000
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Battalion Oil Corp., A, 10/08/22 ........................... United States 583 —
a,c
Battalion Oil Corp., B, 10/08/22 ........................... United States 728 —
a,c
Battalion Oil Corp., C, 10/08/22 ........................... United States 937 —
a
California Resources Corp., 10/27/24 ...................... United States 64 1,174
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 1,418 114,305
115,479
Total Warrants (Cost $602,518) ................................................
115,479
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 26,166 10,735
Total Convertible Bonds (Cost $7,234) .........................................
10,735
Corporate Bonds 64.7%
Airlines 0.8%
g
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 700,000 666,862
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 700,000 669,118
g
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 91,309
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 263,625
1,690,914
Auto Components 2.5%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 243,472
Senior Note, 144A, 4.75%, 10/01/27 ..................... United States 600,000 559,008
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,400,000 1,258,445
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 800,000 625,000
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 900,000 941,616
Senior Note, 5%, 7/15/29 ............................. United States 600,000 538,620
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 814,003
4,980,164
Automobiles 0.5%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,300,000 913,613
Banks 0.4%
f
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 900,000 882,495
Beverages 0.3%
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 599,575

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.3%
g
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 $ 631,238
Building Products 2.0%
g
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 500,000 484,291
g
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 700,000 636,538
g
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 300,000 204,915
g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 467,022
g
JELD-WEN, Inc. , Senior Note , 144A, 4.875% , 12/15/27 ......... United States 300,000 232,982
g
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 1,000,000 872,229
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 437,904
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 100,000 79,523
g
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 720,972
4,136,376
Capital Markets 0.1%
g
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 300,000 272,437
Chemicals 3.5%
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 232,137 228,032
g
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 200,000 146,566
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 300,000 241,105
g
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 400,000 332,122
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 300,000 232,980
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 600,000 493,929
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 274,305
g
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 300,000 256,170
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 609,263
g
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,397,899
g
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 861,475
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 346,542
e,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 200,000 165,000
g
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 561,920
g
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 300,000 257,785
g
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 1,000,000 729,971
7,135,064

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 1.9%
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 $ 653,798
g
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 500,000 355,362
g
Nielsen Finance LLC / Nielsen Finance Co. , Senior Note , 144A,
4.5% , 7/15/29 ...................................... United States 1,200,000 1,206,600
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 517,116
g
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,041,336
3,774,212
Communications Equipment 0.6%
g
CommScope, Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 1,318,712
Construction & Engineering 1.2%
g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 272,262
g
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 427,195
g
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 703,113
g
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,084,119
2,486,689
Consumer Finance 0.5%
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 300,000 258,888
g
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 900,000 754,722
1,013,610
Containers & Packaging 3.0%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 434,808
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 757,624
g
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,500,000 1,367,610
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,000,000 981,561
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 332,000 330,406
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 375,000 348,705
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 264,356
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 1,200,000 1,049,106
g
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 500,000 475,940
6,010,116
Diversified Consumer Services 0.4%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 800,000 743,370
Diversified Financial Services 1.1%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 1,200,000 1,057,740
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,400,000 1,113,420
2,171,160
Diversified Telecommunication Services 2.8%
g
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 1,500,000 1,296,022
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 500,000 457,350
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,431,740
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 163,440

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 700,000 $ 676,550
g
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 10/15/28 ... France 800,000 725,248
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 1,100,000 917,895
5,668,245
Electric Utilities 0.6%
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,000,000 963,695
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 349,422
1,313,117
Electrical Equipment 0.8%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 864,800
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 800,000 692,992
1,557,792
Electronic Equipment, Instruments & Components 0.2%
g
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 433,184
Energy Equipment & Services 1.7%
g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
e
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 982,453 895,830
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 367,155
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 600,000 546,414
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ...........
United States 500,000 461,737
g
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 93,000 94,661
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 700,000 633,958
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 400,000 377,590
3,377,345
Entertainment 0.9%
g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,000,000 944,177
Netflix, Inc. , Senior Bond , 5.875% , 11/15/28 .................
United States 800,000 810,968
1,755,145
Equity Real Estate Investment Trusts (REITs) 1.3%
g
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 500,000 401,837
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 689,255
g
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 400,000 388,160
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 200,000 191,327
g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 633,899
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 353,457
2,657,935

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.9%
g
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 800,000 $ 701,185
g
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 200,000 200,532
g
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 200,000 162,608
g
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 285,328
Senior Bond, 144A, 5.5%, 12/15/29 ...................... United States 200,000 183,502
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 400,000 347,876
1,881,031
Health Care Equipment & Supplies 0.6%
g
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 400,000 426,634
g
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 500,000 420,820
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 400,000 339,500
1,186,954
Health Care Providers & Services 1.7%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 500,000 399,690
Senior Note, 2.45%, 7/15/28 ........................... United States 500,000 422,410
Senior Note, 2.625%, 8/01/31 .......................... United States 500,000 399,945
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 310,605
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 300,000 246,685
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 967,524
g
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 100,000 88,318
g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 6.125% ,
6/15/30 ........................................... United States 700,000 672,910
3,508,087
Hotels, Restaurants & Leisure 4.3%
g
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 600,000 487,692
c,g,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 540
g
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 341,080
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,168,358
g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 629,657
g
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 1,000,000 817,200
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 172,071
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 243,000
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 256,902
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 500,000 350,160
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 1,000,000 740,100
g
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 700,000 560,483
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 700,000 687,078

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 400,000 $ 345,155
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,600,000 834,464
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 300,000 210,456
g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 800,000 798,696
8,643,092
Household Durables 0.8%
g
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 4.625% , 8/01/29 ................................ United States 1,500,000 1,179,261
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 600,000 483,264
1,662,525
Independent Power and Renewable Electricity Producers 3.2%
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 754,628
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 595,543
g
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 400,000 333,298
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 562,875
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 300,000 251,017
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,900,000 1,812,904
g
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 829,926
h
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 1,500,000 1,352,812
6,493,003
Insurance 0.1%
g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 300,000 273,012
Internet & Direct Marketing Retail 0.1%
g
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 200,000 156,715
IT Services 1.7%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 500,000 437,050
g
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 500,000 451,030
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 462,412
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 172,267
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 300,000 257,667
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 860,116
g
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 813,848
3,454,390
Life Sciences Tools & Services 0.1%
g
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 200,000 172,687

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 1.2%
g
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 $ 1,143,249
g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 951,877
g
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 400,000 359,500
2,454,626
Media 2.9%
g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 400,000 378,850
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 244,560
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 241,560
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 500,000 448,445
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 400,000 390,472
g
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 267,187
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 65,632
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 800,000 153,000
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 183,276
g
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 1,000,000 769,742
g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 450,000 425,475
g
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 174,389
g
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 543,960
g
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 549,666
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 523,500
g
Univision Communications, Inc. , Senior Secured Note , 144A, 4.5% ,
5/01/29 ........................................... United States 600,000 525,900
5,885,614
Metals & Mining 1.1%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 .........
United States 700,000 582,095
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 497,385
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 500,000 408,475
g
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 100,000 80,889
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 100,000 89,190
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 498,705
2,156,739
Mortgage Real Estate Investment Trusts (REITs) 0.4%
g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,000,000 811,325
Multiline Retail 0.4%
g
Macy's Retail Holdings LLC ,
Senior Bond, 144A, 6.125%, 3/15/32 ..................... United States 500,000 415,883
Senior Note, 144A, 5.875%, 3/15/30 ..................... United States 500,000 428,180
844,063
Oil, Gas & Consumable Fuels 8.8%
g
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 166,000 169,054
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 700,000 659,785

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 900,000 $ 868,238
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ........................... United States 400,000 320,704
Senior Note, 4.5%, 10/01/29 ........................... United States 1,200,000 1,106,640
Senior Note, 4%, 3/01/31 ............................. United States 1,200,000 1,053,078
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 700,000 675,500
g
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 482,520
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
g
Senior Note, 144A, 6%, 2/01/29 ........................ United States 700,000 647,784
g
Senior Note, 144A, 8%, 4/01/29 ........................ United States 500,000 496,398
Senior Note, 5.75%, 4/01/25 ........................... United States 800,000 772,152
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 275,992
g
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ........ United States 700,000 615,930
g
Earthstone Energy Holdings LLC , Senior Note , 144A, 8% , 4/15/27 . United States 500,000 487,785
g
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 300,000 296,460
g
EnLink Midstream LLC , Senior Note , 144A, 6.5% , 9/01/30 ....... United States 800,000 796,864
g
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 99,005
g
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 282,702
g
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 500,000 463,042
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 200,000 181,575
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 182,344
Senior Note, 144A, 6%, 4/15/30 ........................ United States 300,000 276,597
g
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 600,000 571,515
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 1,476,232 1,446,109
e,g,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 3,864
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 748,979
Senior Note, 8.875%, 7/15/30 .......................... United States 1,100,000 1,286,554
Senior Note, 6.625%, 9/01/30 .......................... United States 200,000 213,940
Senior Note, 6.125%, 1/01/31 .......................... United States 300,000 312,207
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 968,570
Senior Note, 4.5%, 5/15/29 ............................ United States 200,000 170,268
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 260,799
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 262,170
g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 383,596
17,838,720
Paper & Forest Products 0.1%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 248,538
Pharmaceuticals 2.3%
g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,400,000 842,310
g,h
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 302,000 80,394
Senior Note, 144A, 6%, 6/30/28 ........................ United States 389,000 22,368

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
g,h
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 $ 429,447
g
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,300,000 1,174,147
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 1,000,000 898,595
g,h
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 225,000 191,527
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 500,000 495,668
Senior Note, 4.75%, 5/09/27 ........................... Israel 600,000 525,560
4,660,016
Real Estate Management & Development 0.4%
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 400,000 349,857
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 425,568
775,425
Road & Rail 0.7%
g
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 778,162
g
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 440,880
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 270,099
1,489,141
Software 1.2%
g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 900,000 838,332
g
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 800,000 668,920
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 848,562
2,355,814
Specialty Retail 1.6%
g
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 500,000 454,850
g
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 488,583
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 300,000 264,415
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 400,000 370,992
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 200,000 169,151
g
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 399,915
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 230,505
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............
United States 700,000 641,588
g
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 317,668
3,337,667
Textiles, Apparel & Luxury Goods 0.6%
g
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 964,500
g
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 300,000 257,119
1,221,619
Thrifts & Mortgage Finance 0.7%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 254,619
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 500,000 467,087
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 600,000 601,572
1,323,278

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.4%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 600,000 $ 507,684
g
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 400,000 403,808
911,492
Wireless Telecommunication Services 1.0%
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 900,000 853,101
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 300,000 254,007
Senior Bond, 3.5%, 4/15/31 ............................ United States 200,000 177,394
Senior Note, 4.75%, 2/01/28 ........................... United States 600,000 587,682
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 259,106
2,131,290
Total Corporate Bonds (Cost $154,214,330) .....................................
131,399,371
i
Senior Floating Rate Interests 0.1%
Media 0.1%
j
Diamond Sports Group LLC , First Lien, CME Term Loan , 10.387% ,
( 1-month SOFR + 8% ), 5/25/26 ......................... United States 159,854 151,462
Total Senior Floating Rate Interests (Cost $147,386) .............................
151,462
k
Marketplace Loans 10.4%
c
Diversified Financial Services 10.4%
a a a a a a
Total Marketplace Loans (Cost $22,676,396) ....................................
21,006,789
Asset-Backed Securities 0.9%
Diversified Financial Services 0.9%
g,l
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 17.608%, 8/15/44 ................ United States 135,374 129,283
2019-31, PT, 144A, FRN, 15.304%, 9/15/44 ................ United States 115,925 109,526
2019-37, PT, 144A, FRN, 16.807%, 10/17/44 ............... United States 143,170 135,090
2019-42, PT, 144A, FRN, 15.417%, 11/15/44 ............... United States 135,019 128,619
2019-51, PT, 144A, FRN, 15.274%, 1/15/45 ................ United States 164,969 157,985
2019-52, PT, 144A, FRN, 16.294%, 1/15/45 ................ United States 152,684 147,116
2019-S3, PT, 144A, FRN, 12.794%, 6/15/44 ................ United States 28,009 26,479
2019-S4, PT, 144A, FRN, 10.659%, 8/15/44 ................ United States 109,056 104,408
2019-S5, PT, 144A, FRN, 12.987%, 9/15/44 ................ United States 107,849 102,886
2019-S6, PT, 144A, FRN, 10.841%, 10/17/44 ............... United States 107,335 101,190
2019-S7, PT, 144A, FRN, 10.277%, 12/15/44 ............... United States 84,615 80,311
2019-S8, PT, 144A, FRN, 9.77%, 1/15/45 .................. United States 103,417 98,001
2020-2, PT, 144A, FRN, 16.149%, 3/15/45 ................. United States 139,861 134,210
2020-7, PT, 144A, FRN, 15.328%, 4/17/45 ................. United States 81,157 76,734
g,l
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 18.702%, 3/15/26 ................ United States 82,356 82,540
2020-PT2, A, 144A, FRN, 18.823%, 4/15/26 ................ United States 96,583 94,060
2020-PT3, A, 144A, FRN, 14.386%, 5/15/26 ................ United States 17,473 16,893
g,l
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
14.138% , 2/15/26 . ................................... United States 91,006 90,745
1,816,076
a a a a a a
Total Asset-Backed Securities (Cost $1,835,059) ................................
1,816,076

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a
Chesapeake Energy Corp., Escrow Account ................. United States 1,500,000 $ 44,625
Total Escrows and Litigation Trusts (Cost $48,985) ..............................
44,625
Total Long Term Investments (Cost $216,931,244) ...............................
254,542,116
a
Short Term Investments 4.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.6%
m,n
Institutional Fiduciary Trust - Money Market Portfolio, 1.864% .... United States 9,360,377 9,360,377
Total Money Market Funds (Cost $9,360,377) ...................................
9,360,377
a a a
o
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
m,n
Institutional Fiduciary Trust - Money Market Portfolio, 1.864% .... United States 134,000 134,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
p
Joint Repurchase Agreement, BNP Paribas SA, 2.25%, 9/01/22
(Maturity Value $33,514)
Collateralized by U.S. Treasury Bonds, 7.125% - 7.625%, 11/15/22
- 2/15/23; U.S. Treasury Bond, Index Linked, 2.375%, 1/15/27;
U.S. Treasury Notes, 0.375% - 2.25%, 8/15/24 - 3/31/27; and U.S.
Treasury Notes, Index Linked, 0.125%, 1/15/23 - 7/15/24 (valued at $34,182) ........................................ 33,512 33,512
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $167,512) .............................................................
167,512
Total Short Term Investments (Cost $9,527,889 ) .................................
9,527,889
a
Total Investments (Cost $226,459,133) 130.1% ..................................
$264,070,005
Notes Payable (32.0)% .......................................................
(64,973,982)
Other Assets, less Liabilities 1.9% .............................................
3,956,879
Net Assets 100.0% ...........................................................
$203,052,902

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 61 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2022. See Note 1(d).
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 11 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $110,875,559, representing 54.6% of net assets.
h
See Note 8 regarding credit risk and defaulted securities.
i
See Note 1(e) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
See Note 4(c) regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
o
See Note 1(d) regarding securities on loan.
p
See Note 1(c) regarding joint repurchase agreement.

Franklin Universal Trust
Schedule of Investments, August 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At August 31, 2022, the Fund had the following marketplace loans outstanding. See Note 1(f).
Description
Principal
Amount Value
Marketplace Loans - 10.4%
Freedom Financial Asset Management LLC
APP-10084065.FP.FTS.B, 15.49%, 8/01/23 $ 3,998 $ 4,023
APP-10095990.FP.FTS.B, 5.99%, 8/05/23 . 4,687 4,728
APP-10236665.FP.FTS.B, 5.99%, 10/04/23 4,775 4,818
APP-10852298.FP.FTS.B, 5.99%, 10/05/23 5,956 6,011
APP-10840576.FP.FTS.B, 5.99%, 10/15/23 5,973 6,036
APP-10847318.FP.FTS.B, 5.99%, 10/15/23 6,432 6,500
APP-11111300.FP.FTS.B, 5.99%, 11/02/23 6,383 6,445
APP-10550866.FP.FTS.B, 5.99%, 11/05/23 5,705 5,763
APP-09915050.FP.FTS.B, 5.99%, 11/20/23 5,362 5,422
APP-10762832.FP.FTS.B, 15.49%, 11/26/23 5,754 5,828
APP-11022068.FP.FTS.B, 5.99%, 12/06/23 7,467 7,544
APP-11105363.FP.FTS.B, 23.99%, 12/06/23 11,303 2,272
APP-11037585.FP.FTS.B, 5.99%, 12/19/23 6,964 7,049
APP-10824538.FP.FTS.B, 5.99%, 12/20/23 6,415 6,491
APP-11022377.FP.FTS.B, 5.99%, 12/20/23 7,696 7,791
APP-12381966.FP.FTS.B, 20.49%, 1/20/24 9,740 9,780
APP-11834925.FP.FTS.B, 5.99%, 2/11/24 . 7,851 7,961
APP-11634713.FP.FTS.B, 5.99%, 2/13/24 . 8,664 8,774
APP-11595250.FP.FTS.B, 5.99%, 2/18/24 . 6,742 6,829
APP-12399683.FP.FTS.B, 22.49%, 3/20/24 7,978 8,050
APP-13323334.FP.FTS.B, 5.99%, 5/14/24 . 6,415 6,512
APP-13489698.FP.FTS.B, 5.99%, 5/15/24 . 8,432 8,561
APP-13476049.FP.FTS.B, 21.49%, 5/17/24 10,612 10,719
APP-13485474.FP.FTS.B, 15.99%, 5/18/24 6,806 6,923
APP-13471580.FP.FTS.B, 5.99%, 5/19/24 . 7,371 7,484
APP-15125689.FP.FTS.B, 5.99%, 7/15/24 . 8,701 8,844
APP-15138477.FP.FTS.B, 5.99%, 7/16/24 . 6,910 7,027
APP-15143961.FP.FTS.B, 5.99%, 7/16/24 . 6,559 6,661
APP-14522400.FP.FTS.B, 5.99%, 7/23/24 . 8,395 8,545
APP-15089870.FP.FTS.B, 20.99%, 7/27/24 15,029 15,321
APP-10084299.FP.FTS.B, 16.49%, 8/11/24 9,843 5,684
APP-10541747.FP.FTS.B, 16.99%, 9/05/24 8,654 8,674
APP-10142701.FP.FTS.B, 15.49%, 9/21/24 23,655 23,747
APP-10084298.FP.FTS.B, 12.74%, 9/26/24 12,261 12,384
APP-10836612.FP.FTS.B, 21.49%,
10/15/24 .......................... 8,139 8,076
APP-10849903.FP.FTS.B, 11.24%, 10/16/24 21,271 21,468
APP-10570664.FP.FTS.B, 23.99%,
10/16/24 .......................... 7,877 7,781
APP-10584167.FP.FTS.B, 16.99%,
10/28/24 .......................... 5,819 5,884
APP-11139281.FP.FTS.B, 8.49%, 11/01/24 10,785 10,877
APP-10580345.FP.FTS.B, 12.49%, 11/01/24 22,104 22,248
APP-11106155.FP.FTS.B, 12.74%, 11/01/24 16,475 16,595
APP-10482137.FP.FTS.B, 16.99%, 11/01/24 5,910 5,953
APP-11103175.FP.FTS.B, 17.99%, 11/05/24 21,065 4,366
APP-10762540.FP.FTS.B, 14.49%, 11/30/24 15,272 15,381
APP-10825429.FP.FTS.B, 16.99%, 11/30/24 10,000 –
APP-10844126.FP.FTS.B, 23.99%, 11/30/24 12,778 12,721
APP-11021958.FP.FTS.B, 12.24%, 12/10/24 10,637 10,743
APP-11021643.FP.FTS.B, 10.49%, 12/14/24 13,614 13,781
APP-11695329.FP.FTS.B, 15.99%, 12/15/24 17,519 17,508
APP-11693890.FP.FTS.B, 13.24%, 12/17/24 41,652 41,931
APP-11102104.FP.FTS.B, 23.99%, 12/18/24 12,327 12,192
APP-11007940.FP.FTS.B, 10.49%, 12/19/24 10,939 11,095
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10839343.FP.FTS.B, 13.99%,
12/19/24 .......................... $ 7,338 $ 7,443
APP-11718442.FP.FTS.B, 19.99%, 12/22/24 35,587 35,433
APP-11799520.FP.FTS.B, 16.99%, 12/25/24 9,350 9,423
APP-11859716.FP.FTS.B, 12.49%, 1/01/25 28,847 29,007
APP-11681583.FP.FTS.B, 16.99%, 1/30/25 8,880 8,994
APP-12413621.FP.FTS.B, 15.49%, 2/01/25 19,550 19,379
APP-12420264.FP.FTS.B, 15.99%, 2/01/25 20,800 20,719
APP-11766706.FP.FTS.B, 23.99%, 2/02/25 7,335 7,210
APP-11738038.FP.FTS.B, 21.99%, 2/04/25 16,165 15,875
APP-11799331.FP.FTS.B, 8.99%, 2/06/25 . 26,072 26,365
APP-11694349.FP.FTS.B, 14.24%, 2/07/25 27,760 27,830
APP-11862313.FP.FTS.B, 16.49%, 2/11/25 9,453 9,458
APP-11730867.FP.FTS.B, 25.49%, 2/14/25 8,963 8,886
APP-11869808.FP.FTS.B, 21.99%, 2/15/25 15,305 15,129
APP-12409067.FP.FTS.B, 13.74%, 3/08/25 32,328 32,605
APP-12399135.FP.FTS.B, 23.99%, 3/08/25 15,126 3,336
APP-12394118.FP.FTS.B, 17.74%, 3/10/25 18,254 18,300
APP-12410877.FP.FTS.B, 13.74%, 3/15/25 27,616 27,890
APP-12370660.FP.FTS.B, 15.49%, 3/15/25 13,543 13,717
APP-12299545.FP.FTS.B, 14.99%, 3/21/25 17,295 17,351
APP-12397103.FP.FTS.B, 25.49%, 3/21/25 7,307 7,267
APP-13502295.FP.FTS.B, 14.49%, 5/13/25 27,017 27,390
APP-13323354.FP.FTS.B, 10.09%, 5/18/25 15,439 15,697
APP-13531221.FP.FTS.B, 25.49%, 5/19/25 10,732 3,899
APP-13407126.FP.FTS.B, 25.49%, 5/20/25 9,618 2,281
APP-14953979.FP.FTS.B, 7.74%, 7/13/25 . 29,871 30,334
APP-15094222.FP.FTS.B, 10.24%, 7/14/25 23,804 24,190
APP-15084327.FP.FTS.B, 10.74%, 7/14/25 18,620 18,971
APP-15090883.FP.FTS.B, 25.49%, 7/14/25 11,931 11,984
APP-15068808.FP.FTS.B, 20.74%, 7/25/25 12,233 12,391
APP-15034726.FP.FTS.B, 25.49%, 7/25/25 9,021 9,134
APP-10111431.FP.FTS.B, 10.99%, 9/15/25 16,616 16,848
APP-10140977.FP.FTS.B, 24.99%, 9/15/25 8,365 8,407
APP-10569988.FP.FTS.B, 19.49%, 9/21/25 3,795 1,414
APP-10091198.FP.FTS.B, 15.49%, 9/24/25 17,159 17,443
APP-10083835.FP.FTS.B, 10.99%, 9/25/25 11,661 11,855
APP-10411637.FP.FTS.B, 11.74%, 10/05/25 21,031 21,209
APP-10850461.FP.FTS.B, 20.99%,
10/10/25 .......................... 8,487 8,514
APP-11022514.FP.FTS.B, 18.49%, 10/21/25 13,581 13,687
APP-10582948.FP.FTS.B, 10.99%,
10/22/25 .......................... 19,703 19,984
APP-10578403.FP.FTS.B, 15.99%,
10/30/25 .......................... 16,553 16,787
APP-10561192.FP.FTS.B, 8.99%, 11/03/25 14,248 14,446
APP-10590842.FP.FTS.B, 19.49%, 11/18/25 13,577 4,505
APP-09208158.FP.FTS.B, 13.99%, 11/19/25 33,701 34,127
APP-10847056.FP.FTS.B, 11.49%, 11/22/25 27,653 28,065
APP-10841976.FP.FTS.B, 10.99%, 11/28/25 15,461 15,699
APP-10868780.FP.FTS.B, 14.49%,
12/02/25 .......................... 25,794 25,957
APP-11025662.FP.FTS.B, 18.99%, 12/06/25 21,630 21,599
APP-11116538.FP.FTS.B, 8.99%, 12/10/25 12,408 12,582
APP-11105408.FP.FTS.B, 10.99%, 12/14/25 10,163 10,318
APP-11843242.FP.FTS.B, 12.24%, 12/15/25 17,077 17,236

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11097002.FP.FTS.B, 17.99%, 12/15/25 $ 40,868 $ 41,293
APP-11022500.FP.FTS.B, 17.99%, 12/16/25 10,671 10,770
APP-11579320.FP.FTS.B, 16.99%, 12/20/25 18,080 18,171
APP-11648292.FP.FTS.B, 11.24%, 12/29/25 17,754 18,007
APP-11799657.FP.FTS.B, 12.24%, 1/04/26 19,034 19,273
APP-11798391.FP.FTS.B, 18.49%, 1/04/26 9,016 9,066
APP-11733010.FP.FTS.B, 15.74%, 1/28/26 31,185 31,550
APP-12378685.FP.FTS.B, 15.99%, 2/01/26 12,680 12,788
APP-11708353.FP.FTS.B, 18.49%, 2/01/26 17,795 17,867
APP-11757188.FP.FTS.B, 18.24%, 2/02/26 35,985 36,035
APP-11799488.FP.FTS.B, 16.99%, 2/05/26 16,920 17,003
APP-11757063.FP.FTS.B, 17.99%, 2/05/26 18,013 18,065
APP-11763164.FP.FTS.B, 14.49%, 2/07/26 15,662 8,111
APP-11869017.FP.FTS.B, 7.99%, 2/15/26 . 20,496 5,741
APP-12281543.FP.FTS.B, 16.74%, 3/08/26 32,718 32,869
APP-12246304.FP.FTS.B, 18.24%, 3/08/26 29,774 29,835
APP-12401540.FP.FTS.B, 18.24%, 3/08/26 29,138 29,104
APP-12397373.FP.FTS.B, 15.99%, 3/15/26 12,739 12,919
APP-12338754.FP.FTS.B, 20.49%, 3/15/26 11,062 3,627
APP-12032813.FP.FTS.B, 17.99%, 3/17/26 11,789 11,891
APP-12419810.FP.FTS.B, 15.74%, 3/20/26 34,374 34,763
APP-12270812.FP.FTS.B, 16.99%, 3/22/26 11,360 11,503
APP-12421465.FP.FTS.B, 17.99%, 3/23/26 18,766 18,962
APP-13524997.FP.FTS.B, 10.59%, 3/25/26 14,582 14,786
APP-13511680.FP.FTS.B, 12.84%, 5/05/26 14,023 14,218
APP-13256383.FP.FTS.B, 7.99%, 5/18/26 . 35,723 36,345
APP-13477482.FP.FTS.B, 10.34%, 5/18/26 37,414 38,093
APP-13527002.FP.FTS.B, 15.59%, 5/19/26 9,446 9,631
APP-14943761.FP.FTS.B, 15.99%, 6/01/26 19,992 20,181
APP-15146572.FP.FTS.B, 10.74%, 7/15/26 25,019 25,330
APP-15112645.FP.FTS.B, 16.99%, 7/15/26 19,419 19,640
APP-15065994.FP.FTS.B, 17.74%, 7/15/26 46,187 46,820
APP-15053141.FP.FTS.B, 18.99%, 7/15/26 19,445 19,666
APP-15107872.FP.FTS.B, 20.49%, 7/15/26 14,211 14,302
APP-15064308.FP.FTS.B, 22.49%, 7/15/26 21,242 21,414
APP-15054013.FP.FTS.B, 17.99%, 7/20/26 16,016 16,273
APP-15109634.FP.FTS.B, 19.49%, 7/21/26 9,758 9,922
APP-15053667.FP.FTS.B, 17.99%, 7/22/26 12,834 13,053
APP-15073340.FP.FTS.B, 15.99%, 7/25/26 9,747 9,953
APP-14860724.FP.FTS.B, 20.99%, 7/26/26 18,618 18,925
APP-15041042.FP.FTS.B, 26.49%, 7/26/26 7,387 7,506
APP-15111841.FP.FTS.B, 7.84%, 7/28/26 . 29,020 29,597
APP-14956830.FP.FTS.B, 15.74%, 7/28/26 29,223 29,782
APP-15053675.FP.FTS.B, 10.99%, 7/30/26 12,746 13,022
APP-10130115.FP.FTS.B, 20.49%, 8/01/26 22,396 22,205
APP-10133595.FP.FTS.B, 11.99%, 8/11/26 16,886 17,100
APP-10146342.FP.FTS.B, 14.74%, 8/12/26 28,608 28,930
APP-10140897.FP.FTS.B, 16.99%, 8/12/26 18,087 18,261
APP-10145280.FP.FTS.B, 16.99%, 9/15/26 21,198 21,437
APP-10145662.FP.FTS.B, 18.99%, 9/17/26 19,154 19,223
APP-10460831.FP.FTS.B, 21.99%, 9/19/26 6,690 6,697
APP-10572421.FP.FTS.B, 10.49%, 9/20/26 29,684 30,082
APP-10128827.FP.FTS.B, 25.49%, 9/24/26 8,972 8,973
APP-10112510.FP.FTS.B, 16.49%, 9/25/26 10,946 11,113
APP-10061673.FP.FTS.B, 18.49%, 9/25/26 21,945 21,948
APP-10145175.FP.FTS.B, 14.49%, 9/26/26 8,060 8,202
APP-10850556.FP.FTS.B, 11.99%, 10/01/26 18,173 18,317
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09931612.FP.FTS.B, 14.24%,
10/03/26 .......................... $ 13,837 $ 13,928
APP-10838239.FP.FTS.B, 12.49%,
10/12/26 .......................... 28,047 28,392
APP-10838238.FP.FTS.B, 11.99%, 10/15/26 1,735 1,735
APP-10835593.FP.FTS.B, 19.49%,
10/15/26 .......................... 10,689 10,672
APP-10846417.FP.FTS.B, 22.99%,
10/15/26 .......................... 16,937 5,962
APP-10845328.FP.FTS.B, 11.99%, 10/16/26 21,777 22,052
APP-10704368.FP.FTS.B, 14.99%,
10/16/26 .......................... 16,862 17,028
APP-10745909.FP.FTS.B, 17.99%,
10/16/26 .......................... 44,376 44,800
APP-10829192.FP.FTS.B, 18.99%,
10/16/26 .......................... 21,807 21,834
APP-10852939.FP.FTS.B, 16.49%,
10/17/26 .......................... 3,150 3,152
APP-10581131.FP.FTS.B, 22.49%, 10/22/26 8,896 8,880
APP-10575367.FP.FTS.B, 20.99%,
10/25/26 .......................... 34,188 34,252
APP-10129146.FP.FTS.B, 23.49%,
10/25/26 .......................... 20,501 20,537
APP-10575636.FP.FTS.B, 18.49%,
10/30/26 .......................... 10,631 10,711
APP-10355079.FP.FTS.B, 18.49%, 11/01/26 35,835 35,797
APP-10916894.FP.FTS.B, 20.49%, 11/01/26 17,348 17,142
APP-10384953.FP.FTS.B, 19.99%, 11/02/26 14,503 14,407
APP-10224478.FP.FTS.B, 20.49%, 11/02/26 23,418 23,418
APP-11119432.FP.FTS.B, 11.99%, 11/03/26 19,471 19,691
APP-10577758.FP.FTS.B, 17.49%, 11/04/26 10,671 10,662
APP-11187454.FP.FTS.B, 22.49%, 11/10/26 9,092 9,024
APP-10848002.FP.FTS.B, 17.99%, 11/19/26 22,265 22,341
APP-10859032.FP.FTS.B, 9.99%, 11/21/26 13,672 13,858
APP-10842381.FP.FTS.B, 12.49%, 11/21/26 31,053 31,482
APP-10830375.FP.FTS.B, 19.99%, 11/21/26 14,064 14,025
APP-10845176.FP.FTS.B, 17.49%, 11/25/26 14,067 1,594
APP-10692450.FP.FTS.B, 17.49%, 11/29/26 23,740 23,868
APP-10671079.FP.FTS.B, 11.99%, 11/30/26 25,819 26,249
APP-10848317.FP.FTS.B, 12.24%, 11/30/26 17,263 4,940
APP-10670975.FP.FTS.B, 21.49%, 11/30/26 14,342 14,378
APP-10860337.FP.FTS.B, 22.99%, 11/30/26 14,384 14,395
APP-11107180.FP.FTS.B, 14.24%, 12/06/26 21,489 21,712
APP-11122151.FP.FTS.B, 16.49%, 12/06/26 14,035 14,170
APP-11094577.FP.FTS.B, 19.49%, 12/08/26 10,955 10,975
APP-11119689.FP.FTS.B, 19.99%, 12/10/26 45,403 45,361
APP-11008022.FP.FTS.B, 11.99%, 12/13/26 12,829 13,011
APP-11123280.FP.FTS.B, 12.49%, 12/14/26 30,249 30,690
APP-11123090.FP.FTS.B, 14.24%, 12/15/26 20,840 21,130
APP-10314454.FP.FTS.B, 15.99%,
12/15/26 .......................... 10,370 10,497
APP-11021456.FP.FTS.B, 20.99%, 12/15/26 33,368 33,153
APP-10839250.FP.FTS.B, 17.49%,
12/17/26 .......................... 12,866 12,927
APP-11115075.FP.FTS.B, 17.99%, 12/17/26 16,946 –
APP-11680428.FP.FTS.B, 17.99%, 12/17/26 9,931 9,974
APP-11084610.FP.FTS.B, 19.99%, 12/18/26 12,959 12,913
APP-11121084.FP.FTS.B, 17.49%, 12/19/26 16,770 16,866

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11116084.FP.FTS.B, 19.49%, 12/19/26 $ 37,320 $ 37,495
APP-11007668.FP.FTS.B, 19.99%, 12/19/26 16,446 16,470
APP-11091099.FP.FTS.B, 9.99%, 12/20/26 27,903 28,339
APP-11111264.FP.FTS.B, 16.49%, 12/20/26 10,849 11,007
APP-11766944.FP.FTS.B, 19.99%, 12/20/26 17,033 3,592
APP-11036570.FP.FTS.B, 22.99%, 12/20/26 14,297 14,240
APP-11874582.FP.FTS.B, 17.49%, 12/23/26 19,905 19,966
APP-11751323.FP.FTS.B, 17.99%, 12/23/26 12,769 12,793
APP-11752200.FP.FTS.B, 21.49%, 12/23/26 17,159 17,118
APP-11767307.FP.FTS.B, 14.49%, 12/24/26 24,971 25,163
APP-11461595.FP.FTS.B, 17.99%, 12/24/26 12,325 12,315
APP-11762193.FP.FTS.B, 18.49%, 12/24/26 16,881 16,877
APP-11759070.FP.FTS.B, 24.99%, 12/24/26 42,702 42,552
APP-11677084.FP.FTS.B, 15.49%, 12/26/26 40,609 41,051
APP-11798581.FP.FTS.B, 16.99%, 12/28/26 17,436 17,600
APP-11799609.FP.FTS.B, 10.99%, 1/01/27 29,229 29,549
APP-11844341.FP.FTS.B, 16.74%, 1/01/27 30,267 30,167
APP-11843108.FP.FTS.B, 16.99%, 1/03/27 20,449 20,242
APP-11870826.FP.FTS.B, 19.99%, 1/04/27 10,466 10,383
APP-11758670.FP.FTS.B, 16.74%, 2/01/27 46,247 46,699
APP-11744634.FP.FTS.B, 19.99%, 2/01/27 15,883 15,782
APP-12399764.FP.FTS.B, 25.49%, 2/01/27 7,340 7,203
APP-11824892.FP.FTS.B, 16.99%, 2/03/27 15,665 15,777
APP-11765220.FP.FTS.B, 11.99%, 2/04/27 45,758 46,328
APP-12235238.FP.FTS.B, 19.99%, 2/04/27 13,807 13,689
APP-12396355.FP.FTS.B, 19.99%, 2/04/27 21,607 21,375
APP-11724933.FP.FTS.B, 14.24%, 2/05/27 13,355 13,533
APP-11702245.FP.FTS.B, 17.49%, 2/05/27 32,504 32,458
APP-11698240.FP.FTS.B, 18.99%, 2/05/27 20,506 20,484
APP-12419304.FP.FTS.B, 19.99%, 2/05/27 7,023 6,992
APP-11674918.FP.FTS.B, 20.49%, 2/05/27 23,386 23,290
APP-11764720.FP.FTS.B, 21.99%, 2/05/27 9,733 9,776
APP-11442714.FP.FTS.B, 12.49%, 2/06/27 34,195 34,703
APP-12397051.FP.FTS.B, 17.49%, 2/06/27 11,197 11,184
APP-11696610.FP.FTS.B, 14.24%, 2/07/27 23,046 23,371
APP-11743079.FP.FTS.B, 16.24%, 2/07/27 37,069 37,041
APP-11757936.FP.FTS.B, 19.99%, 2/07/27 8,794 8,797
APP-11763967.FP.FTS.B, 19.99%, 2/07/27 14,033 13,990
APP-11837813.FP.FTS.B, 20.99%, 2/10/27 11,200 11,083
APP-11792416.FP.FTS.B, 16.49%, 2/11/27 23,969 13,778
APP-11838245.FP.FTS.B, 19.99%, 2/11/27 9,345 9,339
APP-11801863.FP.FTS.B, 8.99%, 2/12/27 . 31,694 32,130
APP-11798652.FP.FTS.B, 11.74%, 2/14/27 45,727 46,403
APP-11843528.FP.FTS.B, 19.99%, 2/14/27 9,336 9,345
APP-11804301.FP.FTS.B, 22.49%, 2/14/27 9,673 9,617
APP-11864146.FP.FTS.B, 11.24%, 2/15/27 16,393 16,640
APP-11872928.FP.FTS.B, 11.24%, 2/15/27 14,695 14,918
APP-11845152.FP.FTS.B, 11.74%, 2/15/27 39,288 39,881
APP-11801830.FP.FTS.B, 16.49%, 2/15/27 18,527 18,758
APP-11842708.FP.FTS.B, 23.49%, 2/16/27 9,426 9,378
APP-11874547.FP.FTS.B, 19.49%, 2/18/27 12,502 12,550
APP-11763914.FP.FTS.B, 23.24%, 2/18/27 21,684 21,572
APP-12304720.FP.FTS.B, 18.74%, 3/06/27 46,753 46,583
APP-12106158.FP.FTS.B, 11.24%, 3/07/27 16,093 16,289
APP-12414983.FP.FTS.B, 19.74%, 3/08/27 28,137 27,877
APP-12404066.FP.FTS.B, 22.49%, 3/08/27 32,500 32,126
APP-12408150.FP.FTS.B, 19.99%, 3/10/27 10,176 5,865
APP-12407302.FP.FTS.B, 18.99%, 3/15/27 10,157 10,197
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12272662.FP.FTS.B, 16.49%, 3/17/27 $ 18,736 $ 18,781
APP-11863466.FP.FTS.B, 25.49%, 3/17/27 9,462 9,412
APP-12385340.FP.FTS.B, 25.49%, 3/17/27 8,436 8,394
APP-12334114.FP.FTS.B, 8.99%, 3/18/27 . 32,813 33,303
APP-12375682.FP.FTS.B, 22.99%, 3/18/27 14,863 14,784
APP-12399677.FP.FTS.B, 19.24%, 3/20/27 18,876 18,811
APP-12341500.FP.FTS.B, 20.49%, 3/20/27 15,708 15,685
APP-12396943.FP.FTS.B, 13.49%, 3/21/27 15,845 16,095
APP-12270734.FP.FTS.B, 16.99%, 3/21/27 17,463 17,735
APP-10314654.FP.FTS.B, 19.74%, 3/21/27 30,814 30,890
APP-12415697.FP.FTS.B, 17.99%, 3/22/27 2,298 2,291
APP-12381900.FP.FTS.B, 18.49%, 3/22/27 19,812 19,918
APP-13531026.FP.FTS.B, 11.59%, 3/28/27 23,364 23,673
APP-13513406.FP.FTS.B, 14.34%, 4/01/27 47,584 48,082
APP-13456975.FP.FTS.B, 14.74%, 4/03/27 47,648 48,092
APP-12164396.FP.FTS.B, 22.99%, 4/22/27 17,623 17,578
APP-13478834.FP.FTS.B, 16.99%, 5/03/27 19,588 19,567
APP-13508795.FP.FTS.B, 9.59%, 5/05/27 . 17,049 17,284
APP-13047632.FP.FTS.B, 11.49%, 5/05/27 13,895 14,054
APP-13485036.FP.FTS.B, 13.34%, 5/06/27 12,610 12,790
APP-13502063.FP.FTS.B, 14.99%, 5/06/27 2,601 2,601
APP-13515740.FP.FTS.B, 17.74%, 5/06/27 35,481 35,752
APP-08710316.FP.FTS.B, 10.99%, 5/13/27 33,097 33,630
APP-13498310.FP.FTS.B, 17.99%, 5/13/27 11,541 11,625
APP-13498730.FP.FTS.B, 11.34%, 5/15/27 19,055 19,374
APP-13533233.FP.FTS.B, 14.09%, 5/15/27 25,181 25,591
APP-13329158.FP.FTS.B, 17.99%, 5/15/27 16,904 16,905
APP-13453359.FP.FTS.B, 18.24%, 5/15/27 28,894 29,082
APP-13410410.FP.FTS.B, 19.99%, 5/15/27 10,163 10,234
APP-13500946.FP.FTS.B, 23.99%, 5/15/27 14,672 14,723
APP-13486869.FP.FTS.B, 11.34%, 5/16/27 30,834 31,346
APP-13531289.FP.FTS.B, 14.09%, 5/16/27 28,339 28,812
APP-13453820.FP.FTS.B, 16.24%, 5/16/27 38,428 39,026
APP-13512105.FP.FTS.B, 19.49%, 5/16/27 25,102 25,287
APP-13473219.FP.FTS.B, 22.49%, 5/16/27 14,297 14,314
APP-13479562.FP.FTS.B, 18.49%, 5/17/27 15,432 15,466
APP-13506828.FP.FTS.B, 16.74%, 5/18/27 32,722 33,266
APP-13227905.FP.FTS.B, 21.99%, 5/18/27 9,703 9,771
APP-13517315.FP.FTS.B, 12.09%, 5/19/27 47,764 48,637
APP-13507352.FP.FTS.B, 20.49%, 5/19/27 9,687 9,778
APP-13531806.FP.FTS.B, 16.99%, 5/20/27 19,277 19,617
APP-13485355.FP.FTS.B, 17.24%, 5/20/27 34,418 34,783
APP-13485605.FP.FTS.B, 18.99%, 5/20/27 13,252 13,456
APP-13518313.FP.FTS.B, 18.99%, 5/20/27 16,438 16,505
APP-13302186.FP.FTS.B, 20.49%, 5/20/27 13,788 13,894
APP-15111331.FP.FTS.B, 11.99%, 6/11/27 21,615 21,922
APP-15050554.FP.FTS.B, 20.99%, 6/12/27 8,327 8,380
APP-14983376.FP.FTS.B, 15.49%, 7/14/27 24,504 24,871
APP-15090828.FP.FTS.B, 23.24%, 7/14/27 15,221 15,319
APP-14906773.FP.FTS.B, 9.74%, 7/15/27 . 38,968 39,620
APP-15064429.FP.FTS.B, 14.49%, 7/15/27 26,391 26,817
APP-15106750.FP.FTS.B, 18.99%, 7/15/27 22,055 22,229
APP-15055216.FP.FTS.B, 19.99%, 7/15/27 17,164 17,347
APP-15070181.FP.FTS.B, 19.99%, 7/15/27 17,164 17,347
APP-15109285.FP.FTS.B, 21.49%, 7/15/27 28,695 28,922
APP-14864382.FP.FTS.B, 11.74%, 7/16/27 19,668 20,007
APP-14865954.FP.FTS.B, 11.74%, 7/16/27 26,634 27,090
APP-15149750.FP.FTS.B, 11.99%, 7/16/27 17,061 17,354

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14958373.FP.FTS.B, 12.24%, 7/16/27 $ 17,567 $ 17,859
APP-15158424.FP.FTS.B, 11.99%, 7/17/27 18,196 18,514
APP-15019783.FP.FTS.B, 21.24%, 7/19/27 14,759 14,900
APP-15042863.FP.FTS.B, 17.49%, 7/20/27 14,257 14,510
APP-15110929.FP.FTS.B, 23.74%, 7/21/27 29,863 30,339
APP-14914244.FP.FTS.B, 20.99%, 7/22/27 13,797 13,987
APP-15057995.FP.FTS.B, 18.99%, 7/23/27 9,845 10,037
APP-15069814.FP.FTS.B, 11.74%, 7/25/27 12,060 12,303
APP-15058449.FP.FTS.B, 11.99%, 7/25/27 11,851 12,088
APP-14901536.FP.FTS.B, 13.99%, 7/25/27 29,359 29,944
APP-15078317.FP.FTS.B, 13.99%, 7/25/27 20,585 20,997
APP-15055723.FP.FTS.B, 11.24%, 7/26/27 31,316 31,948
APP-15048744.FP.FTS.B, 16.49%, 7/27/27 22,645 23,036
APP-14689753.FP.FTS.B, 18.99%, 7/27/27 22,198 22,556
APP-15039962.FP.FTS.B, 12.49%, 7/28/27 49,030 50,071
APP-15053719.FP.FTS.B, 16.99%, 7/28/27 10,935 11,170
APP-15133409.FP.FTS.B, 15.49%, 7/30/27 25,276 25,832
APP-15053776.FP.FTS.B, 17.49%, 7/30/27 11,840 12,056
APP-15068287.FP.FTS.B, 26.99%, 8/26/27 9,929 10,127
APP-15070551.FP.FTS.B, 24.74%, 8/27/27 17,223 17,566
APP-15053335.FP.FTS.B, 23.49%, 8/28/27 10,508 10,727
APP-15085248.FP.FTS.B, 22.74%, 8/29/27 12,886 13,154
6,132,476
LendingClub Corp.
159444276.LC.FTS.B, 11.71%, 10/07/22 .. 2,608 2,604
159851638.LC.FTS.B, 18.62%, 10/07/22 .. 606 607
160698361.LC.FTS.B, Zero Cpn, 10/23/22 12,546 5,700
161307831.LC.FTS.B, 13.08%, 11/05/22 .. 1,584 1,578
161330945.LC.FTS.B, 20.55%, 11/05/22 .. 655 651
162691500.LC.FTS.B, 23.05%, 12/02/22 .. 3,694 3,682
163082276.LC.FTS.B, 16.12%, 12/25/22 .. 821 817
163426985.LC.FTS.B, 17.74%, 12/26/22 .. 2,384 451
160507437.LC.FTS.B, 17.74%, 12/30/22 .. 2,932 2,846
164288173.LC.FTS.B, 12.4%, 1/03/23 ... 4,049 4,008
164260503.LC.FTS.B, 17.74%, 1/03/23 ... 1,727 1,702
164271498.LC.FTS.B, 17.74%, 1/03/23 ... 1,379 1,366
161435144.LC.FTS.B, 13.08%, 1/05/23 ... 2,262 2,234
164374418.LC.FTS.B, 20.55%, 1/07/23 ... 1,762 1,756
164230564.LC.FTS.B, 23.05%, 1/07/23 ... 1,372 1,368
164752651.LC.FTS.B, 11.71%, 1/13/23 ... 1,606 1,592
165274334.LC.FTS.B, 15.24%, 1/22/23 ... 1,712 1,705
153745806.LC.FTS.B, 25%, 2/19/23 ..... 938 924
167040921.LC.FTS.B, 20.55%, 2/20/23 ... 947 940
166940539.LC.FTS.B, 17.74%, 2/24/23 ... 2,771 2,751
166461550.LC.FTS.B, 18.62%, 2/25/23 ... 4,218 4,204
167401494.LC.FTS.B, 17.74%, 2/26/23 ... 6,152 2,674
163724403.LC.FTS.B, 17.74%, 2/28/23 ... 8,650 8,530
168163559.LC.FTS.B, 14.3%, 3/11/23 .... 4,584 4,517
168167134.LC.FTS.B, 14.3%, 3/11/23 .... 1,375 1,355
168118890.LC.FTS.B, 14.3%, 3/12/23 .... 8,947 8,795
167712619.LC.FTS.B, 16.12%, 3/15/23 ... 2,174 2,135
168278154.LC.FTS.B, 16.95%, 3/15/23 ... 2,806 2,765
168533173.LC.FTS.B, 15.24%, 3/17/23 ... 2,316 2,286
167535348.LC.FTS.B, 15.24%, 3/18/23 ... 1,588 1,561
168554036.LC.FTS.B, 16.95%, 3/19/23 ... 3,302 3,261
168136459.LC.FTS.B, 18.62%, 3/26/23 ... 2,832 2,812
162121370.LC.FTS.B, 18.62%, 4/17/23 ... 4,204 4,133
Description
Principal
Amount Value
LendingClub Corp. (continued)
161121841.LC.FTS.B, 17.74%, 5/09/23 ... $ 5,852 $ 5,622
164840710.LC.FTS.B, 11.02%, 7/13/23 ... 8,127 7,610
165275435.LC.FTS.B, 16.95%, 8/21/23 ... 10,104 7,853
161597561.LC.FTS.B, 14.3%, 11/08/23 ... 7,010 1,254
161393306.LC.FTS.B, 25.65%, 11/20/23 .. 13,983 13,679
163789996.LC.FTS.B, 18.62%, 11/23/23 .. 3,269 3,173
164493400.LC.FTS.B, 5%, 1/07/24 ...... 4,631 4,501
153974620.LC.FTS.B, 14.3%, 6/24/24 ... 10,823 10,472
154144733.LC.FTS.B, 12.4%, 6/26/24 ... 9,146 8,835
153904028.LC.FTS.B, 17.74%, 6/30/24 ... 8,141 7,860
155451456.LC.FTS.B, 11.02%, 7/17/24 ... 14,072 13,583
155408143.LC.FTS.B, 16.95%, 7/22/24 ... 12,370 11,930
154596020.LC.FTS.B, 16.12%, 7/24/24 ... 19,032 18,332
154977601.LC.FTS.B, 16.95%, 7/28/24 ... 9,730 1,792
155731933.LC.FTS.B, 15.24%, 7/29/24 ... 14,245 13,722
155823205.LC.FTS.B, 14.3%, 8/01/24 ... 8,351 7,978
156235700.LC.FTS.B, 17.74%, 8/06/24 ... 7,099 6,803
156759369.LC.FTS.B, 12.4%, 8/09/24 ... 11,399 10,950
156752978.LC.FTS.B, 14.3%, 8/09/24 ... 18,973 18,161
156812488.LC.FTS.B, 14.3%, 8/12/24 ... 5,168 4,961
158130288.LC.FTS.B, 14.3%, 9/04/24 ... 7,306 6,983
159089545.LC.FTS.B, 16.95%, 9/23/24 ... 6,238 5,988
159106791.LC.FTS.B, 17.74%, 9/23/24 ... 7,698 7,389
159001219.LC.FTS.B, 12.4%, 9/26/24 ... 12,848 12,378
158913750.LC.FTS.B, 11.71%, 9/30/24 ... 12,202 11,674
155686835.LC.FTS.B, 16.95%, 9/30/24 ... 6,481 6,194
160792694.LC.FTS.B, 13.08%, 10/23/24 .. 20,546 19,682
160768091.LC.FTS.B, 16.95%, 10/23/24 .. 7,980 7,613
160029837.LC.FTS.B, 12.4%, 10/29/24 ... 16,542 15,802
158011325.LC.FTS.B, 14.3%, 11/03/24 ... 9,096 8,593
161424051.LC.FTS.B, 10.33%, 11/05/24 .. 7,643 7,294
161483895.LC.FTS.B, 13.08%, 11/07/24 .. 6,368 6,080
162010515.LC.FTS.B, 17.74%, 11/18/24 .. 5,937 5,662
157902245.LC.FTS.B, 15.24%, 11/30/24 .. 5,890 5,634
162934170.LC.FTS.B, 16.12%, 12/06/24 .. 10,868 10,284
162923894.LC.FTS.B, 18.62%, 12/06/24 .. 5,808 5,554
163764805.LC.FTS.B, Zero Cpn, 12/23/24 12,790 6,282
163557424.LC.FTS.B, 11.02%, 12/30/24 .. 12,007 11,593
160768654.LC.FTS.B, 13.08%, 12/31/24 .. 11,890 11,275
162624241.LC.FTS.B, 13.08%, 12/31/24 .. 17,831 6,161
164671360.LC.FTS.B, 11.02%, 1/10/25 ... 14,659 13,940
164758820.LC.FTS.B, 11.71%, 1/13/25 ... 5,175 4,931
164529142.LC.FTS.B, 12.4%, 1/18/25 ... 14,996 14,249
163766174.LC.FTS.B, 17.74%, 1/21/25 ... 10,836 3,922
164548038.LC.FTS.B, 11.02%, 1/25/25 ... 18,406 17,501
165045221.LC.FTS.B, 15.24%, 1/28/25 ... 20,330 19,281
165707974.LC.FTS.B, 20.55%, 1/28/25 ... 3,850 3,697
164089980.LC.FTS.B, 17.74%, 2/28/25 ... 7,987 7,493
167132427.LC.FTS.B, 20.55%, 2/28/25 ... 12,987 12,359
167747801.LC.FTS.B, 16.12%, 3/15/25 ... 9,953 9,360
168420680.LC.FTS.B, 17.74%, 3/16/25 ... 13,188 12,419
166170570.LC.FTS.B, 17.74%, 3/17/25 ... 10,786 10,147
168140265.LC.FTS.B, 15.24%, 3/21/25 ... 13,559 12,771
154830437.LC.FTS.B, 16.95%, 4/15/25 ... 6,298 5,643
167712249.LC.FTS.B, 14.3%, 4/20/25 ... 18,522 17,498
167079278.LC.FTS.B, 20.55%, 5/01/25 ... 21,127 19,472
151259806.LC.FTS.B, 20%, 5/04/25 ..... 12,276 2,241
165352318.LC.FTS.B, 15.24%, 6/22/25 ... 20,785 18,618

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
160804707.LC.FTS.B, Zero Cpn, 6/23/25 . $ 13,925 $ 1,311
164683343.LC.FTS.B, 20.55%, 8/16/25 ... 7,905 1,495
166444317.LC.FTS.B, 13.08%, 11/04/25 .. 28,616 24,119
160809803.LC.FTS.B, 13.08%, 11/23/25 .. 17,912 15,101
165520144.LC.FTS.B, 20.55%, 3/05/26 ... 12,954 12,059
158839038.LC.FTS.B, 16.12%, 9/16/32 ... 425 423
154022189.LC.FTS.B, 17.74%, 9/17/32 ... 343 342
158584585.LC.FTS.B, 16.95%, 9/24/32 ... 287 286
159209497.LC.FTS.B, 18.62%, 9/25/32 ... 359 361
158674158.LC.FTS.B, 16.95%, 9/30/32 ... 1,630 160
706,695
LendingClub Corp. - LCX
161935731.LC.FTS.B, 14.3%, 11/15/22 ... 1,609 1,613
161175578.LC.FTS.B, 20.55%, 11/20/22 .. 3,808 3,821
165150776.LC.FTS.B, 18.62%, 1/21/23 ... 2,786 2,802
165327223.LC.FTS.B, 20.55%, 1/21/23 ... 283 282
166157039.LC.FTS.B, 25.65%, 2/15/23 ... 8,762 8,694
164620294.LC.FTS.B, 23.05%, 3/21/23 ... 981 973
161911117.LC.FTS.B, 20.55%, 11/14/24 .. 3,453 3,386
164542068.LC.FTS.B, 25.65%, 1/21/25 ... 8,291 7,989
157483547.LC.FTS.B, 16.95%, 8/26/32 ... 2,773 525
157395789.LC.FTS.B, 17.74%, 8/31/32 ... 318 320
159192001.LC.FTS.B, 17.74%, 9/24/32 ... 1,437 1,421
31,826
LendingClub Corp. - LCX PM
171545777.LC.FTS.B, 10.81%, 10/30/23 .. 2,662 2,562
171728432.LC.FTS.B, 17.3%, 10/30/23 ... 4,509 4,378
172078618.LC.FTS.B, 8.46%, 11/27/23 ... 8,963 8,461
173017997.LC.FTS.B, 14.02%, 12/17/23 .. 1,191 1,158
172997264.LC.FTS.B, 14.02%, 12/19/23 .. 4,972 4,757
173574789.LC.FTS.B, 19.95%, 1/07/24 ... 4,368 4,219
173374603.LC.FTS.B, 19.12%, 1/13/24 ... 7,385 7,131
184905245.LC.FTS.B, 15.99%, 1/13/25 ... 13,455 12,424
185022110.LC.FTS.B, 18.99%, 1/13/25 ... 16,942 16,527
184889420.LC.FTS.B, 15.99%, 1/17/25 ... 22,594 988
184916811.LC.FTS.B, 15.99%, 1/18/25 ... 8,410 8,253
184794872.LC.FTS.B, 17.19%, 1/18/25 ... 8,760 6,809
185107591.LC.FTS.B, 17.99%, 1/18/25 ... 414 410
185116420.LC.FTS.B, 18.99%, 1/18/25 ... 7,701 7,571
185090414.LC.FTS.B, 19.99%, 1/18/25 ... 8,491 8,289
185085067.LC.FTS.B, 22.99%, 1/18/25 ... 14,536 14,210
185170289.LC.FTS.B, 15.99%, 1/19/25 ... 9,251 8,760
185222066.LC.FTS.B, 15.99%, 1/19/25 ... 5,196 5,059
185225789.LC.FTS.B, 20.99%, 1/19/25 ... 12,767 12,466
185231531.LC.FTS.B, 21.49%, 1/19/25 ... 3,408 3,334
184827001.LC.FTS.B, 11.99%, 1/21/25 ... 1,665 1,655
184577634.LC.FTS.B, 15.49%, 1/25/25 ... 5,879 5,780
185449370.LC.FTS.B, 18.44%, 1/25/25 ... 10,152 9,932
185337050.LC.FTS.B, 20.99%, 1/25/25 ... 20,427 19,980
185529283.LC.FTS.B, 18.99%, 1/27/25 ... 16,942 16,591
185074501.LC.FTS.B, 12.74%, 1/29/25 ... 4,184 4,145
185617939.LC.FTS.B, 18.49%, 1/31/25 ... 12,690 12,531
185591984.LC.FTS.B, 18.99%, 1/31/25 ... 12,173 11,929
184733710.LC.FTS.B, 24.99%, 1/31/25 ... 2,998 2,943
185493347.LC.FTS.B, 16.49%, 2/01/25 ... 17,349 17,044
185513167.LC.FTS.B, 16.99%, 2/01/25 ... 7,816 7,678
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
185743058.LC.FTS.B, 12.19%, 2/02/25 ... $ 6,860 $ 6,715
185670318.LC.FTS.B, 15.44%, 2/02/25 ... 12,954 12,407
185694876.LC.FTS.B, 15.49%, 2/02/25 ... 9,932 9,739
185720673.LC.FTS.B, 14.49%, 2/04/25 ... 5,171 4,984
184778654.LC.FTS.B, 16.19%, 2/04/25 ... 3,027 2,971
185764512.LC.FTS.B, 19.99%, 2/04/25 ... 21,794 21,265
184922844.LC.FTS.B, 15.99%, 2/05/25 ... 13,940 13,701
185806351.LC.FTS.B, 18.99%, 2/07/25 ... 10,460 10,244
185828353.LC.FTS.B, 22.99%, 2/08/25 ... 15,785 15,234
186050160.LC.FTS.B, 15.99%, 2/10/25 ... 15,130 14,810
185687275.LC.FTS.B, 17.44%, 2/10/25 ... 4,336 4,261
186038688.LC.FTS.B, 18.99%, 2/10/25 ... 21,750 21,260
185828265.LC.FTS.B, 19.44%, 2/10/25 ... 13,933 13,619
185614486.LC.FTS.B, 19.99%, 2/10/25 ... 21,802 21,368
186144016.LC.FTS.B, Zero Cpn, 2/14/25 . 7,402 700
185157324.LC.FTS.B, 16.49%, 2/14/25 ... 8,309 8,170
185731098.LC.FTS.B, 18.99%, 2/14/25 ... 3,480 3,404
186130490.LC.FTS.B, 18.99%, 2/14/25 ... 14,370 389
186141198.LC.FTS.B, 18.99%, 2/14/25 ... 4,350 4,255
186109882.LC.FTS.B, 21.99%, 2/14/25 ... 17,940 6,820
186135777.LC.FTS.B, 22.99%, 2/14/25 ... 7,366 7,210
185870831.LC.FTS.B, 15.99%, 2/15/25 ... 6,242 6,156
185951058.LC.FTS.B, 17.69%, 2/15/25 ... 4,793 4,706
186248821.LC.FTS.B, 12.94%, 2/16/25 ... 12,922 12,805
185664927.LC.FTS.B, 18.49%, 2/16/25 ... 4,378 4,298
186046548.LC.FTS.B, 16.49%, 2/17/25 ... 4,345 4,287
185952586.LC.FTS.B, 16.99%, 2/17/25 ... 5,640 5,563
185769830.LC.FTS.B, 19.94%, 2/19/25 ... 8,357 8,212
188498393.LC.FTS.B, 18.99%, 4/25/25 ... 29,969 29,827
188682908.LC.FTS.B, 21.79%, 4/25/25 ... 3,940 3,921
187330959.LC.FTS.B, 23.99%, 4/25/25 ... 13,811 13,745
188539697.LC.FTS.B, 27.99%, 4/25/25 ... 8,328 8,287
188790970.LC.FTS.B, 19.99%, 4/27/25 ... 22,898 22,115
188805747.LC.FTS.B, 22.49%, 4/27/25 ... 16,541 16,331
188578940.LC.FTS.B, 23.99%, 4/27/25 ... 921 917
188852266.LC.FTS.B, 23.99%, 4/27/25 ... 5,524 5,502
188854471.LC.FTS.B, 24.79%, 4/27/25 ... 4,608 4,589
188781202.LC.FTS.B, 15.99%, 4/28/25 ... 13,208 12,640
188845200.LC.FTS.B, 16.99%, 4/28/25 ... 1,824 1,825
188849723.LC.FTS.B, 19.49%, 4/28/25 ... 1,831 1,825
188860532.LC.FTS.B, 22.99%, 4/28/25 ... 1,779 1,780
188894731.LC.FTS.B, 23.99%, 4/28/25 ... 2,931 2,922
188623124.LC.FTS.B, 19.49%, 4/30/25 ... 37,591 35,054
188683873.LC.FTS.B, 23.99%, 5/01/25 ... 11,317 11,278
171733583.LC.FTS.B, 18.24%, 10/30/25 .. 16,106 15,502
173004399.LC.FTS.B, 15.4%, 12/16/25 ... 7,440 7,205
172637623.LC.FTS.B, 16.08%, 12/17/25 .. 13,509 13,087
173844190.LC.FTS.B, 21.99%, 1/23/26 ... 15,158 14,864
184987590.LC.FTS.B, 19.73%, 1/13/27 ... 9,272 8,840
185030629.LC.FTS.B, 28.99%, 1/13/27 ... 5,658 5,505
184976261.LC.FTS.B, 15.44%, 1/18/27 ... 18,377 17,231
185102499.LC.FTS.B, 17.49%, 1/18/27 ... 13,843 13,633
185105381.LC.FTS.B, 17.74%, 1/18/27 ... 11,077 10,909
185246556.LC.FTS.B, 18.49%, 1/19/27 ... 4,593 4,493
185174308.LC.FTS.B, 19.73%, 1/19/27 ... 28,465 5,098
185242092.LC.FTS.B, 20.99%, 1/19/27 ... 27,670 27,063
185186598.LC.FTS.B, 21.99%, 1/19/27 ... 7,450 7,265
185203099.LC.FTS.B, 21.99%, 1/19/27 ... 13,038 12,712

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
185257156.LC.FTS.B, 23.99%, 1/19/27 ... $ 12,620 $ 12,302
185208719.LC.FTS.B, 27.99%, 1/19/27 ... 9,009 8,777
185021259.LC.FTS.B, 24.99%, 1/20/27 ... 22,597 22,091
185284755.LC.FTS.B, 20.24%, 1/21/27 ... 21,764 21,310
185298966.LC.FTS.B, 21.49%, 1/21/27 ... 23,260 22,709
184608676.LC.FTS.B, 21.99%, 1/21/27 ... 13,945 13,613
185190835.LC.FTS.B, 21.99%, 1/21/27 ... 18,626 18,184
185280664.LC.FTS.B, 21.99%, 1/21/27 ... 16,112 15,697
185094462.LC.FTS.B, 22.99%, 1/21/27 ... 11,197 10,930
185295974.LC.FTS.B, 23.99%, 1/21/27 ... 26,174 25,547
185215933.LC.FTS.B, 28.99%, 1/21/27 ... 16,973 16,557
185275950.LC.FTS.B, 15.44%, 1/23/27 ... 19,339 855
185067921.LC.FTS.B, 17.74%, 1/24/27 ... 18,532 17,980
185461521.LC.FTS.B, 23.99%, 1/25/27 ... 18,696 18,263
185510835.LC.FTS.B, 20.99%, 1/27/27 ... 25,096 24,611
184953769.LC.FTS.B, 21.99%, 1/27/27 ... 26,076 25,509
185465019.LC.FTS.B, 21.99%, 1/27/27 ... 23,282 22,776
185285978.LC.FTS.B, 23.19%, 1/27/27 ... 28,002 27,390
184862697.LC.FTS.B, 13.19%, 1/28/27 ... 14,231 13,928
185051135.LC.FTS.B, 23.99%, 1/28/27 ... 22,232 21,746
185593614.LC.FTS.B, 14.94%, 1/31/27 ... 5,499 5,448
185625736.LC.FTS.B, 17.24%, 1/31/27 ... 13,813 13,640
185553869.LC.FTS.B, 17.44%, 1/31/27 ... 16,256 16,051
185606478.LC.FTS.B, 20.99%, 1/31/27 ... 23,676 23,231
185551601.LC.FTS.B, 23.19%, 1/31/27 ... 23,281 22,787
185325210.LC.FTS.B, 21.49%, 2/01/27 ... 22,738 22,141
184820033.LC.FTS.B, 22.49%, 2/03/27 ... 23,698 23,075
185801067.LC.FTS.B, 15.19%, 2/04/27 ... 13,957 13,632
185785605.LC.FTS.B, 16.99%, 2/04/27 ... 22,405 22,074
185794411.LC.FTS.B, 18.99%, 2/04/27 ... 28,107 27,492
185773530.LC.FTS.B, 21.99%, 2/04/27 ... 14,125 13,756
185579608.LC.FTS.B, 23.99%, 2/04/27 ... 28,340 27,597
185803689.LC.FTS.B, 12.69%, 2/08/27 ... 37,038 34,787
185670781.LC.FTS.B, 14.74%, 2/08/27 ... 37,186 36,477
186002061.LC.FTS.B, 14.94%, 2/08/27 ... 13,479 13,339
185765188.LC.FTS.B, 19.49%, 2/08/27 ... 23,232 22,339
185965503.LC.FTS.B, 19.99%, 2/08/27 ... 4,880 4,755
185788975.LC.FTS.B, 20.44%, 2/08/27 ... 37,569 36,606
184697668.LC.FTS.B, 22.49%, 2/08/27 ... 19,047 18,611
185500483.LC.FTS.B, 23.99%, 2/08/27 ... 33,064 32,222
186105140.LC.FTS.B, 14.99%, 2/10/27 ... 11,161 10,954
186053383.LC.FTS.B, 18.49%, 2/10/27 ... 23,402 22,927
186004411.LC.FTS.B, 21.99%, 2/10/27 ... 13,230 12,911
186037923.LC.FTS.B, 23.49%, 2/10/27 ... 6,608 6,448
186057988.LC.FTS.B, 23.99%, 2/10/27 ... 18,896 18,480
186073191.LC.FTS.B, 23.99%, 2/10/27 ... 9,444 9,215
186131505.LC.FTS.B, 14.94%, 2/14/27 ... 11,160 11,055
185962334.LC.FTS.B, 16.49%, 2/14/27 ... 32,644 32,219
186055580.LC.FTS.B, 19.49%, 2/14/27 ... 15,003 14,707
186072313.LC.FTS.B, 19.99%, 2/14/27 ... 15,017 14,758
184948000.LC.FTS.B, 23.99%, 2/14/27 ... 28,340 27,676
186114907.LC.FTS.B, 24.99%, 2/14/27 ... 9,461 9,239
185957980.LC.FTS.B, 10.99%, 2/15/27 ... 29,979 29,636
185644818.LC.FTS.B, 17.24%, 2/15/27 ... 37,626 35,720
185796432.LC.FTS.B, 21.99%, 2/15/27 ... 18,980 18,598
186037630.LC.FTS.B, 23.99%, 2/15/27 ... 14,225 13,936
185440062.LC.FTS.B, 17.49%, 2/16/27 ... 20,557 20,297
185737435.LC.FTS.B, 19.74%, 2/16/27 ... 15,845 15,539
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
186256667.LC.FTS.B, 20.49%, 2/16/27 ... $ 19,937 $ 19,467
186258250.LC.FTS.B, 21.99%, 2/16/27 ... 9,416 9,203
186160994.LC.FTS.B, 23.99%, 2/16/27 ... 18,893 18,463
186255693.LC.FTS.B, 28.99%, 2/16/27 ... 7,614 7,438
185994246.LC.FTS.B, 23.99%, 2/17/27 ... 7,607 7,454
185972627.LC.FTS.B, 22.69%, 2/23/27 ... 12,863 12,665
185584314.LC.FTS.B, 23.99%, 2/28/27 ... 12,252 12,033
186094287.LC.FTS.B, 24.99%, 2/28/27 ... 9,648 9,480
188640868.LC.FTS.B, 20.99%, 4/25/27 ... 19,487 19,116
188665152.LC.FTS.B, 20.99%, 4/25/27 ... 9,754 9,652
188676937.LC.FTS.B, 22.99%, 4/25/27 ... 11,554 11,486
188681928.LC.FTS.B, 22.99%, 4/25/27 ... 9,521 9,461
188661710.LC.FTS.B, 23.19%, 4/25/27 ... 9,630 9,574
188615433.LC.FTS.B, 23.99%, 4/25/27 ... 7,715 7,695
188722342.LC.FTS.B, 28.99%, 4/25/27 ... 6,780 6,739
188741644.LC.FTS.B, 20.49%, 4/26/27 ... 19,148 18,209
188818650.LC.FTS.B, 20.99%, 4/26/27 ... 6,149 6,135
188082596.LC.FTS.B, 21.49%, 4/26/27 ... 19,225 18,505
188826193.LC.FTS.B, 22.99%, 4/26/27 ... 7,703 7,660
188684882.LC.FTS.B, 23.99%, 4/26/27 ... 5,761 5,649
188570436.LC.FTS.B, 25.99%, 4/26/27 ... 6,954 6,692
188808287.LC.FTS.B, 25.99%, 4/26/27 ... 2,897 268
188791237.LC.FTS.B, 27.99%, 4/26/27 ... 17,569 17,426
188850161.LC.FTS.B, 18.99%, 4/27/27 ... 7,669 7,654
188736809.LC.FTS.B, 19.99%, 4/27/27 ... 12,476 11,822
188709996.LC.FTS.B, 20.49%, 4/27/27 ... 28,807 27,163
188698368.LC.FTS.B, 20.99%, 4/27/27 ... 21,137 20,416
188844587.LC.FTS.B, 20.99%, 4/27/27 ... 9,608 9,588
188172463.LC.FTS.B, 22.49%, 4/27/27 ... 10,991 10,682
188683114.LC.FTS.B, 23.99%, 4/27/27 ... 38,554 38,353
188821742.LC.FTS.B, 23.99%, 4/27/27 ... 19,277 19,176
188832786.LC.FTS.B, 27.99%, 4/27/27 ... 4,838 4,813
188838885.LC.FTS.B, 28.99%, 4/27/27 ... 9,686 9,634
188770586.LC.FTS.B, 21.49%, 4/28/27 ... 17,303 16,993
188842402.LC.FTS.B, 21.49%, 4/28/27 ... 5,768 5,717
188724009.LC.FTS.B, 22.99%, 4/28/27 ... 34,660 34,558
188825826.LC.FTS.B, 23.49%, 4/28/27 ... 9,633 9,548
188329392.LC.FTS.B, 25.99%, 4/28/27 ... 19,665 3,880
188877761.LC.FTS.B, 25.99%, 4/28/27 ... 7,163 7,095
188729615.LC.FTS.B, 28.99%, 4/28/27 ... 24,217 24,193
188806927.LC.FTS.B, 23.99%, 4/30/27 ... 14,649 14,696
188652977.LC.FTS.B, 23.99%, 5/24/27 ... 3,449 3,390
185950419.LC.FTS.B, 19.94%, 10/16/27 .. 38,701 37,582
188759826.LC.FTS.B, 18.99%, 12/17/27 .. 29,630 29,036
2,545,101
Prosper Funding LLC
1609447.PS.FTS.B, 12.06%, 8/17/24 .... 7,058 6,818
1606124.PS.FTS.B, 12.3%, 8/17/24 ..... 7,435 7,185
1606139.PS.FTS.B, 12.8%, 8/17/24 ..... 3,507 3,388
1606130.PS.FTS.B, 14.89%, 8/17/24 .... 7,146 6,870
1616481.PS.FTS.B, 14.89%, 8/17/24 .... 10,719 10,305
1609444.PS.FTS.B, 15%, 8/17/24 ....... 4,290 4,124
1610038.PS.FTS.B, 15%, 8/17/24 ....... 6,037 5,806
1606751.PS.FTS.B, 18.41%, 8/17/24 .... 7,254 6,973
1611259.PS.FTS.B, 13.5%, 8/19/24 ..... 3,874 3,750
1607870.PS.FTS.B, 14%, 8/19/24 ....... 6,407 6,193
1618077.PS.FTS.B, 15.4%, 8/19/24 ..... 2,865 2,756

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1618524.PS.FTS.B, 15.2%, 8/20/24 ..... $ 7,156 $ 6,888
1608122.PS.FTS.B, 19.8%, 8/20/24 ..... 1,326 1,286
1619058.PS.FTS.B, 19%, 8/23/24 ....... 1,454 1,413
1612303.PS.FTS.B, 20.8%, 8/23/24 ..... 14,652 14,234
1609562.PS.FTS.B, 19.8%, 8/24/24 ..... 7,296 7,092
1610156.PS.FTS.B, 24.6%, 8/24/24 ..... 1,488 1,457
1610720.PS.FTS.B, 16.6%, 8/25/24 ..... 5,759 5,554
1610444.PS.FTS.B, 18.09%, 8/25/24 .... 10,144 9,835
1610027.PS.FTS.B, 18.09%, 8/27/24 .... 5,083 4,926
1625728.PS.FTS.B, 12.49%, 9/16/24 .... 18,318 17,691
1622147.PS.FTS.B, 13.6%, 9/16/24 ..... 1,472 1,422
1632609.PS.FTS.B, 14.39%, 9/16/24 .... 5,168 4,961
1626067.PS.FTS.B, 15.4%, 9/17/24 ..... 10,155 9,751
1632888.PS.FTS.B, 17.96%, 9/17/24 .... 2,130 2,046
1622420.PS.FTS.B, 19.86%, 9/17/24 .... 8,801 8,500
1622396.PS.FTS.B, 20.4%, 9/17/24 ..... 3,674 3,547
1626424.PS.FTS.B, 11.7%, 9/20/24 ..... 8,051 7,788
1634583.PS.FTS.B, 18.4%, 9/21/24 ..... 2,250 2,178
1623410.PS.FTS.B, 18.5%, 9/21/24 ..... 1,500 1,452
1623737.PS.FTS.B, 18.7%, 9/21/24 ..... 1,501 1,453
1634322.PS.FTS.B, 20.46%, 9/21/24 .... 2,267 2,194
1628590.PS.FTS.B, 24.51%, 9/22/24 .... 7,548 7,355
1629025.PS.FTS.B, 19.5%, 9/23/24 ..... 7,530 7,297
1626395.PS.FTS.B, 13.87%, 9/24/24 .... 25,788 24,831
1625876.PS.FTS.B, 14.41%, 9/24/24 .... 18,459 17,864
1625882.PS.FTS.B, 14.85%, 9/24/24 .... 815 799
1626680.PS.FTS.B, 16%, 9/27/24 ....... 8,916 8,595
1628891.PS.FTS.B, 14.94%, 9/29/24 .... 3,824 3,689
1634534.PS.FTS.B, 11.6%, 10/08/24 .... 3,795 3,663
1630510.PS.FTS.B, 11.97%, 10/10/24 .... 5,707 5,533
1648309.PS.FTS.B, 14.49%, 10/26/24 ... 7,640 7,357
1645271.PS.FTS.B, 10.8%, 10/27/24 .... 14,320 13,874
1648648.PS.FTS.B, 16%, 10/27/24 ...... 3,100 2,986
1645670.PS.FTS.B, 17.8%, 10/27/24 .... 2,706 2,622
1655772.PS.FTS.B, 21.23%, 10/27/24 ... 3,911 3,789
1649014.PS.FTS.B, 22.7%, 10/27/24 .... 3,026 2,948
1656261.PS.FTS.B, 16%, 10/28/24 ...... 5,377 5,182
1646495.PS.FTS.B, 13.3%, 10/29/24 .... 18,969 18,093
1646552.PS.FTS.B, 15.29%, 10/29/24 ... 11,861 11,434
1650988.PS.FTS.B, 15.4%, 11/01/24 .... 6,408 6,113
1648499.PS.FTS.B, 17%, 11/02/24 ...... 5,590 5,329
1659951.PS.FTS.B, 18.09%, 11/04/24 .... 2,393 2,286
1661430.PS.FTS.B, 12%, 11/05/24 ...... 8,605 8,296
1652093.PS.FTS.B, 12.33%, 11/08/24 .... 2,741 2,644
1658149.PS.FTS.B, 13.4%, 11/08/24 .... 3,929 3,756
1664622.PS.FTS.B, 16.9%, 11/08/24 .... 1,987 1,903
1664838.PS.FTS.B, 20.01%, 11/08/24 .... 4,330 4,146
1666485.PS.FTS.B, 10.5%, 11/09/24 .... 3,113 3,005
1665699.PS.FTS.B, 15%, 11/09/24 ...... 6,319 6,043
1660360.PS.FTS.B, 14.39%, 11/10/24 .... 3,942 3,771
1653836.PS.FTS.B, 14.79%, 11/10/24 .... 1,579 1,510
1645667.PS.FTS.B, 16.6%, 11/10/24 .... 8,005 7,733
1660285.PS.FTS.B, 18.9%, 11/10/24 .... 1,599 1,533
1661320.PS.FTS.B, 12.3%, 11/12/24 .... 6,656 6,428
1661257.PS.FTS.B, 17.8%, 11/12/24 .... 1,594 1,530
1661617.PS.FTS.B, 10.89%, 11/15/24 .... 7,794 7,533
1661575.PS.FTS.B, 12%, 11/15/24 ...... 5,961 4,892
1655723.PS.FTS.B, 15.1%, 11/15/24 .... 15,803 15,149
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1651433.PS.FTS.B, 12.4%, 11/19/24 .... $ 12,924 $ 13,034
1666494.PS.FTS.B, 18.9%, 11/22/24 .... 8,279 8,279
1672573.PS.FTS.B, 17%, 12/03/24 ...... 1,778 237
1678378.PS.FTS.B, 10.5%, 12/14/24 .... 18,556 18,556
1685274.PS.FTS.B, 10.54%, 12/14/24 ... 1,586 1,535
1672739.PS.FTS.B, 13.6%, 12/14/24 .... 11,988 11,601
1685619.PS.FTS.B, 14.39%, 12/14/24 ... 4,881 4,686
1672733.PS.FTS.B, 15%, 12/14/24 ...... 8,146 7,809
1678399.PS.FTS.B, 16.3%, 12/14/24 .... 2,044 1,962
1678747.PS.FTS.B, 19.3%, 12/14/24 .... 1,649 1,582
1679110.PS.FTS.B, 13.36%, 12/15/24 .... 7,769 7,525
1686000.PS.FTS.B, 13.36%, 12/15/24 ... 12,161 11,769
1673372.PS.FTS.B, 16%, 12/15/24 ...... 6,535 6,276
1685991.PS.FTS.B, 19.5%, 12/15/24 .... 1,650 1,584
1672982.PS.FTS.B, 22%, 12/15/24 ...... 2,492 2,393
1680175.PS.FTS.B, 22.6%, 12/16/24 .... 3,307 3,183
1674770.PS.FTS.B, 13.1%, 12/17/24 .... 12,152 11,664
1674329.PS.FTS.B, 14.89%, 12/17/24 ... 4,886 4,689
1674347.PS.FTS.B, 15.86%, 12/17/24 ... 12,248 11,756
1700772.PS.FTS.B, 12.1%, 1/12/25 ..... 16,648 16,125
1701126.PS.FTS.B, 13%, 1/12/25 ....... 6,675 6,464
1693870.PS.FTS.B, 13.6%, 1/12/25 ..... 4,178 4,046
1688000.PS.FTS.B, 13.9%, 1/12/25 ..... 2,222 2,195
1693867.PS.FTS.B, 15.4%, 1/12/25 ..... 4,196 4,024
1701120.PS.FTS.B, 15.9%, 1/12/25 ..... 10,114 9,720
1701129.PS.FTS.B, 16.4%, 1/12/25 ..... 9,301 8,939
1700775.PS.FTS.B, 16.6%, 1/12/25 ..... 25,253 24,216
1688351.PS.FTS.B, 17%, 1/12/25 ....... 3,792 3,633
1688342.PS.FTS.B, 17.5%, 1/12/25 ..... 13,497 12,934
1694107.PS.FTS.B, 18.5%, 1/12/25 ..... 7,610 7,297
1688336.PS.FTS.B, 19.2%, 1/12/25 ..... 13,552 12,984
1687970.PS.FTS.B, 23.5%, 1/12/25 ..... 1,692 1,622
1688693.PS.FTS.B, 11.7%, 1/13/25 ..... 8,316 8,056
1694488.PS.FTS.B, 13.8%, 1/13/25 ..... 10,552 10,236
1694470.PS.FTS.B, 15.29%, 1/13/25 .... 6,293 6,037
1695739.PS.FTS.B, 11.89%, 1/14/25 .... 12,480 12,093
1695970.PS.FTS.B, 17%, 1/14/25 ....... 1,581 1,516
1689453.PS.FTS.B, 12%, 1/15/25 ....... 3,781 3,678
1690265.PS.FTS.B, 23.3%, 1/18/25 ..... 5,985 5,761
1697473.PS.FTS.B, 10.54%, 1/19/25 .... 12,437 12,067
1692512.PS.FTS.B, 19.34%, 1/19/25 .... 8,787 8,450
1692137.PS.FTS.B, 20.34%, 1/19/25 .... 3,412 3,282
1700011.PS.FTS.B, 13.9%, 1/21/25 ..... 4,181 4,024
1697303.PS.FTS.B, 13.9%, 1/27/25 ..... 3,345 3,227
1688699.PS.FTS.B, 21.8%, 1/27/25 ..... 7,303 7,001
1698238.PS.FTS.B, 15.1%, 2/01/25 ..... 9,110 8,802
1715202.PS.FTS.B, 18.09%, 2/04/25 .... 4,411 1,069
1714423.PS.FTS.B, 12.3%, 2/14/25 ..... 5,229 5,078
1720755.PS.FTS.B, 13.96%, 2/14/25 .... 21,505 20,882
1714408.PS.FTS.B, 22.11%, 2/14/25 .... 8,744 8,388
1714645.PS.FTS.B, 11.4%, 2/15/25 ..... 6,416 6,233
1715041.PS.FTS.B, 11.4%, 2/15/25 ..... 1,711 1,662
1720938.PS.FTS.B, 13.81%, 2/15/25 .... 8,599 8,353
1707953.PS.FTS.B, 13.96%, 2/15/25 .... 17,220 16,776
1707959.PS.FTS.B, 14.39%, 2/15/25 .... 2,571 2,473
1707938.PS.FTS.B, 15.86%, 2/15/25 .... 12,091 11,631
1715485.PS.FTS.B, 16%, 2/15/25 ....... 21,597 20,775
1714630.PS.FTS.B, 16.16%, 2/15/25 .... 12,962 12,469

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1714624.PS.FTS.B, 19.41%, 2/15/25 .... $ 8,698 $ 8,349
1715122.PS.FTS.B, 19.8%, 2/15/25 ..... 2,203 2,117
1720920.PS.FTS.B, 21.2%, 2/15/25 ..... 9,165 8,798
1708640.PS.FTS.B, 21.8%, 2/15/25 ..... 6,991 6,709
1715809.PS.FTS.B, 13.6%, 2/16/25 ..... 8,723 8,432
1722336.PS.FTS.B, 14.74%, 2/16/25 .... 4,739 4,561
1709219.PS.FTS.B, 16%, 2/16/25 ....... 9,071 8,714
1722348.PS.FTS.B, 16%, 2/16/25 ....... 6,911 6,651
1716271.PS.FTS.B, 18.9%, 2/16/25 ..... 21,724 20,864
1715734.PS.FTS.B, 19.83%, 2/16/25 .... 6,094 5,863
1722360.PS.FTS.B, 22.6%, 2/16/25 ..... 2,615 2,511
1723116.PS.FTS.B, 16.29%, 2/17/25 .... 1,729 1,662
1716181.PS.FTS.B, 15.4%, 2/19/25 ..... 8,209 7,924
1720923.PS.FTS.B, 18.7%, 2/28/25 ..... 22,302 21,457
1749541.PS.FTS.B, 22.03%, 4/05/25 .... 3,151 3,032
1752987.PS.FTS.B, 13.3%, 4/06/25 ..... 1,815 1,752
1750351.PS.FTS.B, 15.2%, 4/06/25 ..... 3,185 3,090
1743776.PS.FTS.B, 20.4%, 4/06/25 ..... 22,915 22,067
1752996.PS.FTS.B, 25.4%, 4/06/25 ..... 1,845 1,770
1743767.PS.FTS.B, 25.71%, 4/06/25 .... 7,383 7,081
1753944.PS.FTS.B, 15.4%, 4/07/25 ..... 6,827 6,626
1744391.PS.FTS.B, 24.09%, 4/07/25 .... 2,855 2,740
1750903.PS.FTS.B, 24.4%, 4/07/25 ..... 7,371 7,074
1745381.PS.FTS.B, 12.9%, 4/08/25 ..... 18,141 17,696
1752241.PS.FTS.B, 14.7%, 4/11/25 ..... 27,282 26,382
1758243.PS.FTS.B, 24.4%, 4/13/25 ..... 3,686 3,551
1742903.PS.FTS.B, 18.09%, 4/15/25 .... 5,025 4,837
1757968.PS.FTS.B, 13.9%, 4/18/25 ..... 5,450 5,312
1760889.PS.FTS.B, 23.9%, 4/18/25 ..... 3,768 3,207
1742906.PS.FTS.B, 15.4%, 4/30/25 ..... 1,875 1,829
1770975.PS.FTS.B, 21%, 5/02/25 ....... 1,878 1,808
1625713.PS.FTS.B, 13.66%, 8/16/25 .... 4,309 4,290
1658650.PS.FTS.B, 13.6%, 10/09/25 .... 12,164 11,635
1606145.PS.FTS.B, 14%, 8/17/26 ....... 12,773 12,190
1606127.PS.FTS.B, 15.2%, 8/17/26 ..... 7,699 7,348
1607933.PS.FTS.B, 18.5%, 8/19/26 ..... 1,732 1,653
1618458.PS.FTS.B, 13.3%, 8/20/26 ..... 5,212 5,091
1608617.PS.FTS.B, 13.7%, 8/20/26 ..... 5,103 4,925
1618680.PS.FTS.B, 15.37%, 8/20/26 .... 14,981 14,457
1611802.PS.FTS.B, 29.74%, 8/22/26 .... 3,599 3,479
1609277.PS.FTS.B, 15.7%, 8/23/26 ..... 12,000 11,476
1620417.PS.FTS.B, 13.7%, 8/24/26 ..... 7,654 7,672
1610327.PS.FTS.B, 27.6%, 8/24/26 ..... 7,219 6,124
1621434.PS.FTS.B, 14.6%, 8/26/26 ..... 4,045 3,878
1614454.PS.FTS.B, 17.7%, 8/26/26 ..... 8,635 8,299
1621428.PS.FTS.B, 20%, 8/26/26 ....... 8,707 8,365
1611746.PS.FTS.B, 14.29%, 8/27/26 .... 7,672 7,416
1612838.PS.FTS.B, 18.5%, 9/13/26 ..... 8,015 4,728
1619286.PS.FTS.B, 12.5%, 9/16/26 ..... 10,410 10,069
1622156.PS.FTS.B, 12.5%, 9/16/26 ..... 4,299 4,147
1625740.PS.FTS.B, 18.48%, 9/16/26 .... 8,778 8,369
1622423.PS.FTS.B, 13.88%, 9/17/26 .... 12,356 11,923
1627036.PS.FTS.B, 16.33%, 9/20/26 .... 11,765 11,237
1624382.PS.FTS.B, 13.4%, 9/21/26 ..... 25,277 24,419
1634850.PS.FTS.B, 15.1%, 9/21/26 ..... 18,224 17,413
1634247.PS.FTS.B, 16.7%, 9/21/26 ..... 20,418 19,508
1623734.PS.FTS.B, 18.4%, 9/21/26 ..... 8,828 8,421
1623731.PS.FTS.B, 18.93%, 9/21/26 .... 15,823 15,126
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1628173.PS.FTS.B, 11.6%, 9/22/26 ..... $ 9,083 $ 8,776
1628497.PS.FTS.B, 14.89%, 9/22/26 .... 9,285 8,877
1608923.PS.FTS.B, 27.13%, 9/22/26 .... 3,700 3,557
1635897.PS.FTS.B, 12%, 9/23/26 ....... 18,880 18,244
1635735.PS.FTS.B, 14.68%, 9/23/26 .... 12,998 12,560
1637445.PS.FTS.B, 13.3%, 9/27/26 ..... 8,623 8,341
1626758.PS.FTS.B, 17.96%, 9/30/26 .... 19,668 18,847
1626046.PS.FTS.B, 15.18%, 10/16/26 ... 8,483 8,203
1644875.PS.FTS.B, 11.6%, 10/26/26 .... 6,530 6,321
1655034.PS.FTS.B, 11.7%, 10/26/26 .... 20,032 19,392
1648324.PS.FTS.B, 12.2%, 10/26/26 .... 17,449 16,891
1644860.PS.FTS.B, 18.33%, 10/26/26 ... 10,356 9,901
1645337.PS.FTS.B, 18.48%, 10/27/26 ... 17,799 17,038
1649743.PS.FTS.B, 10.9%, 10/28/26 .... 10,349 2,215
1646108.PS.FTS.B, 11.1%, 10/28/26 .... 21,729 21,044
1646123.PS.FTS.B, 13.32%, 10/28/26 ... 6,568 6,294
1649539.PS.FTS.B, 16.7%, 10/28/26 .... 17,703 16,963
1644866.PS.FTS.B, 11.1%, 10/29/26 .... 8,835 8,565
1650328.PS.FTS.B, 11.2%, 10/29/26 .... 8,381 8,118
1646948.PS.FTS.B, 11.79%, 10/29/26 .... 13,267 12,852
1649926.PS.FTS.B, 13.8%, 10/29/26 .... 29,363 28,148
1656591.PS.FTS.B, 14.79%, 10/29/26 ... 31,232 30,619
1650904.PS.FTS.B, 26.43%, 10/29/26 ... 7,353 7,134
1647395.PS.FTS.B, 11.89%, 11/01/26 .... 8,847 8,526
1655028.PS.FTS.B, 13.8%, 11/01/26 .... 7,137 6,849
1654396.PS.FTS.B, 10.5%, 11/05/26 .... 13,215 12,747
1661010.PS.FTS.B, 12.5%, 11/05/26 .... 23,045 22,229
1661007.PS.FTS.B, 15.8%, 11/05/26 .... 17,897 17,020
1654774.PS.FTS.B, 16.18%, 11/05/26 .... 31,352 29,817
1661004.PS.FTS.B, 17.8%, 11/05/26 .... 4,949 4,677
1661433.PS.FTS.B, 28.23%, 11/05/26 .... 4,613 4,393
1651868.PS.FTS.B, 9.45%, 11/08/26 .... 11,415 11,019
1658185.PS.FTS.B, 10.5%, 11/08/26 .... 7,929 7,654
1658167.PS.FTS.B, 13.5%, 11/08/26 .... 21,780 20,739
1651871.PS.FTS.B, 20.66%, 11/08/26 .... 4,986 4,717
1658881.PS.FTS.B, 13.8%, 11/09/26 .... 21,938 20,898
1653323.PS.FTS.B, 16%, 11/09/26 ...... 10,744 10,233
1666362.PS.FTS.B, 19%, 11/09/26 ...... 6,318 5,983
1666359.PS.FTS.B, 21%, 11/09/26 ...... 5,534 5,291
1665702.PS.FTS.B, 24.03%, 11/09/26 .... 5,777 5,777
1666911.PS.FTS.B, 10.62%, 11/10/26 .... 11,457 11,064
1660066.PS.FTS.B, 12.6%, 11/10/26 .... 31,031 29,967
1660078.PS.FTS.B, 13.93%, 11/10/26 .... 17,778 17,168
1646330.PS.FTS.B, 16.2%, 11/10/26 .... 26,972 25,898
1666890.PS.FTS.B, 17%, 11/10/26 ...... 14,365 13,614
1652018.PS.FTS.B, 19.23%, 11/15/26 .... 13,607 12,872
1662505.PS.FTS.B, 25.4%, 11/15/26 .... 9,169 8,793
1651913.PS.FTS.B, 25.67%, 11/22/26 .... 6,501 6,185
1672147.PS.FTS.B, 16.56%, 12/03/26 ... 18,180 17,161
1666100.PS.FTS.B, 18.33%, 12/03/26 ... 4,564 4,308
1672316.PS.FTS.B, 10.44%, 12/14/26 ... 11,630 11,261
1678354.PS.FTS.B, 11.07%, 12/14/26 .... 13,443 13,016
1678396.PS.FTS.B, 11.2%, 12/14/26 .... 5,600 5,426
1685637.PS.FTS.B, 11.7%, 12/14/26 .... 26,931 26,077
1685640.PS.FTS.B, 11.7%, 12/14/26 .... 14,425 13,998
1685634.PS.FTS.B, 12.5%, 12/14/26 .... 7,197 6,969
1672730.PS.FTS.B, 13.8%, 12/14/26 .... 31,595 30,194
1672718.PS.FTS.B, 14.38%, 12/14/26 ... 7,232 7,003

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1685271.PS.FTS.B, 16.8%, 12/14/26 .... $ 13,643 $ 13,037
1678387.PS.FTS.B, 18.33%, 12/14/26 ... 12,803 12,142
1678372.PS.FTS.B, 22.8%, 12/14/26 .... 10,144 9,707
1685631.PS.FTS.B, 27.02%, 12/14/26 ... 5,581 5,337
1686078.PS.FTS.B, 10.5%, 12/15/26 .... 10,737 10,399
1686378.PS.FTS.B, 17.23%, 12/15/26 ... 7,284 6,963
1679968.PS.FTS.B, 19%, 12/16/26 ...... 14,529 14,529
1687344.PS.FTS.B, 19%, 12/17/26 ...... 4,567 4,342
1685997.PS.FTS.B, 12.87%, 12/18/26 ... 8,114 7,875
1687950.PS.FTS.B, 11.5%, 12/20/26 .... 13,352 12,948
1675010.PS.FTS.B, 12.5%, 12/20/26 .... 10,025 9,726
1701111.PS.FTS.B, 10.29%, 1/12/27 ..... 22,589 21,909
1700808.PS.FTS.B, 11.4%, 1/12/27 ..... 9,101 8,826
1700805.PS.FTS.B, 13.3%, 1/12/27 ..... 9,141 8,748
1700766.PS.FTS.B, 14.68%, 1/12/27 .... 22,922 22,229
1701108.PS.FTS.B, 15.7%, 1/12/27 ..... 32,162 30,777
1700784.PS.FTS.B, 18.25%, 1/12/27 .... 9,238 8,768
1701147.PS.FTS.B, 21.63%, 1/12/27 .... 9,300 8,881
1687964.PS.FTS.B, 22.2%, 1/12/27 ..... 6,983 6,667
1694491.PS.FTS.B, 12.62%, 1/13/27 .... 13,690 13,279
1688663.PS.FTS.B, 14.29%, 1/13/27 .... 14,126 3,202
1694725.PS.FTS.B, 18.4%, 1/13/27 ..... 13,862 13,163
1701537.PS.FTS.B, 19.3%, 1/13/27 ..... 13,887 13,186
1695958.PS.FTS.B, 10.5%, 1/14/27 ..... 13,622 13,217
1689173.PS.FTS.B, 11.2%, 1/14/27 ..... 17,738 17,210
1695787.PS.FTS.B, 11.7%, 1/14/27 ..... 22,768 22,090
1702530.PS.FTS.B, 12.21%, 1/14/27 .... 9,574 9,289
1702455.PS.FTS.B, 15.18%, 1/14/27 .... 14,682 14,245
1689251.PS.FTS.B, 19%, 1/14/27 ....... 3,701 3,516
1689623.PS.FTS.B, 19%, 1/14/27 ....... 2,942 2,795
1695193.PS.FTS.B, 27.18%, 1/14/27 .... 14,593 2,174
1694719.PS.FTS.B, 16.93%, 1/17/27 .... 16,527 15,866
1690253.PS.FTS.B, 17.5%, 1/18/27 ..... 4,612 4,392
1703169.PS.FTS.B, 25.6%, 1/18/27 ..... 14,051 13,461
1705005.PS.FTS.B, 15%, 1/19/27 ....... 23,856 22,886
1692239.PS.FTS.B, 19.06%, 1/19/27 .... 7,165 6,859
1691789.PS.FTS.B, 26.13%, 1/19/27 .... 14,064 13,481
1702237.PS.FTS.B, 11.7%, 1/25/27 ..... 9,107 8,858
1707746.PS.FTS.B, 9.45%, 2/14/27 ..... 6,344 6,170
1707734.PS.FTS.B, 10.29%, 2/14/27 .... 21,009 20,500
1707743.PS.FTS.B, 13.3%, 2/14/27 ..... 7,412 7,118
1720764.PS.FTS.B, 22.5%, 2/14/27 ..... 10,355 9,900
1715713.PS.FTS.B, 10.8%, 2/15/27 ..... 9,219 8,969
1707944.PS.FTS.B, 10.9%, 2/15/27 ..... 11,526 11,213
1714627.PS.FTS.B, 11.4%, 2/15/27 ..... 19,384 18,857
1707977.PS.FTS.B, 11.55%, 2/15/27 .... 9,233 8,982
1720917.PS.FTS.B, 13.7%, 2/15/27 ..... 11,590 11,135
1714633.PS.FTS.B, 14.39%, 2/15/27 .... 13,926 13,379
1720908.PS.FTS.B, 15.29%, 2/15/27 .... 27,897 26,800
1707950.PS.FTS.B, 16.5%, 2/15/27 ..... 9,320 8,953
1714648.PS.FTS.B, 16.7%, 2/15/27 ..... 6,992 6,717
1721346.PS.FTS.B, 16.7%, 2/15/27 ..... 18,646 17,762
1715347.PS.FTS.B, 17.29%, 2/15/27 .... 13,999 13,335
1720911.PS.FTS.B, 18.59%, 2/15/27 .... 23,384 22,272
1714642.PS.FTS.B, 18.7%, 2/15/27 ..... 9,355 8,910
1714636.PS.FTS.B, 23.58%, 2/15/27 .... 5,186 4,961
1722117.PS.FTS.B, 15.18%, 2/16/27 .... 7,438 7,148
1709201.PS.FTS.B, 18.48%, 2/16/27 .... 11,690 11,140
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1722051.PS.FTS.B, 21%, 2/16/27 ....... $ 9,391 $ 8,993
1709846.PS.FTS.B, 26.5%, 2/17/27 ..... 9,470 9,067
1712903.PS.FTS.B, 15.29%, 2/23/27 .... 8,964 8,637
1749550.PS.FTS.B, 11.5%, 4/05/27 ..... 14,246 13,971
1752654.PS.FTS.B, 12.76%, 4/05/27 .... 14,270 13,995
1752645.PS.FTS.B, 15.18%, 4/05/27 .... 9,543 9,360
1752624.PS.FTS.B, 17.23%, 4/05/27 .... 19,135 18,571
1753011.PS.FTS.B, 12%, 4/06/27 ....... 14,256 13,984
1749859.PS.FTS.B, 19.06%, 4/06/27 .... 6,904 6,634
1752981.PS.FTS.B, 21%, 4/06/27 ....... 6,246 5,995
1744328.PS.FTS.B, 14.89%, 4/07/27 .... 19,080 18,529
1750735.PS.FTS.B, 16%, 4/07/27 ....... 5,254 5,052
1755072.PS.FTS.B, 10.8%, 4/08/27 ..... 5,759 5,654
1754293.PS.FTS.B, 13.4%, 4/12/27 ..... 11,426 11,116
1747163.PS.FTS.B, 16.2%, 4/12/27 ..... 23,889 23,241
1754398.PS.FTS.B, 22.9%, 4/12/27 ..... 10,592 10,205
1607291.PS.FTS.B, 28.59%, 7/18/27 .... 5,436 5,227
1688073.PS.FTS.B, 16.7%, 12/04/27 .... 16,629 8,232
2,999,915
Upgrade, Inc.
24408129.UG.FTS.B, 25.26%, 11/21/22 .. 1,608 1,630
25591564.UG.FTS.B, 25.26%, 12/30/22 .. 151 154
25809785.UG.FTS.B, 24.99%, 1/06/23 ... 935 944
25764424.UG.FTS.B, 25.26%, 2/07/23 ... 2,951 2,960
5,688
Upgrade, Inc. - Card
992270166.UG.FTS.B, 17.71%, 4/03/24 .. 120 121
992258570.UG.FTS.B, 26.44%, 4/03/24 .. 64 64
992429136.UG.FTS.B, 29.48%, 4/03/24 .. 3 3
992457201.UG.FTS.B, 29.48%, 4/03/24 .. 39 40
992463383.UG.FTS.B, 29.48%, 4/03/24 .. 99 99
992241314.UG.FTS.B, 29.49%, 4/03/24 .. 139 138
992258426.UG.FTS.B, 29.49%, 4/03/24 .. 25 25
992273410.UG.FTS.B, 29.49%, 4/03/24 .. 183 180
992274510.UG.FTS.B, 29.49%, 4/03/24 .. 110 111
992340918.UG.FTS.B, 29.49%, 4/03/24 .. 14 13
992343756.UG.FTS.B, 29.49%, 4/03/24 .. 499 497
992392020.UG.FTS.B, 29.49%, 4/03/24 .. 259 255
992432730.UG.FTS.B, 29.49%, 4/03/24 .. 30 12
992453366.UG.FTS.B, 29.49%, 4/03/24 .. 68 68
992460543.UG.FTS.B, 29.49%, 4/03/24 .. 95 94
992460590.UG.FTS.B, 29.49%, 4/03/24 .. 16 15
992458570.UG.FTS.B, Zero Cpn, 4/04/24 . 83 6
992249570.UG.FTS.B, 20.96%, 4/04/24 .. 146 148
992280231.UG.FTS.B, 28.48%, 4/04/24 .. 103 76
992412130.UG.FTS.B, 28.48%, 4/04/24 .. 37 37
992264728.UG.FTS.B, 29.49%, 4/04/24 .. 40 40
992272313.UG.FTS.B, 29.49%, 4/04/24 .. 196 194
992295541.UG.FTS.B, 29.49%, 4/04/24 .. 52 52
992344959.UG.FTS.B, 29.49%, 4/04/24 .. 145 142
992440565.UG.FTS.B, 29.49%, 4/04/24 .. 25 24
992457777.UG.FTS.B, 29.49%, 4/04/24 .. 210 208
992460429.UG.FTS.B, 29.49%, 4/04/24 .. 46 46
992461648.UG.FTS.B, 29.49%, 4/04/24 .. 12 12
992250038.UG.FTS.B, Zero Cpn, 4/05/24 . 162 11
992268915.UG.FTS.B, Zero Cpn, 4/05/24 . 130 9

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992320627.UG.FTS.B, Zero Cpn, 4/05/24 . $ 213 $ 15
992370097.UG.FTS.B, Zero Cpn, 4/05/24 . 1,100 77
992386319.UG.FTS.B, Zero Cpn, 4/05/24 . 220 15
992320075.UG.FTS.B, 16.49%, 4/05/24 .. 66 67
992278634.UG.FTS.B, 17.49%, 4/05/24 .. 48 49
992429880.UG.FTS.B, 18.47%, 4/05/24 .. 6 6
992261330.UG.FTS.B, 18.71%, 4/05/24 .. 66 67
992400020.UG.FTS.B, 18.71%, 4/05/24 .. 214 216
992407305.UG.FTS.B, 18.71%, 4/05/24 .. 93 94
992425399.UG.FTS.B, 18.96%, 4/05/24 .. 124 125
992327252.UG.FTS.B, 19.3%, 4/05/24 ... 54 54
992413501.UG.FTS.B, 19.3%, 4/05/24 ... 1,030 1,038
992434771.UG.FTS.B, 19.3%, 4/05/24 ... 196 197
992393132.UG.FTS.B, 19.99%, 4/05/24 .. 76 77
992422714.UG.FTS.B, 19.99%, 4/05/24 .. 2 2
992425235.UG.FTS.B, 19.99%, 4/05/24 .. 515 515
992243760.UG.FTS.B, 20.47%, 4/05/24 .. 190 191
992285323.UG.FTS.B, 20.47%, 4/05/24 .. 112 79
992253128.UG.FTS.B, 20.96%, 4/05/24 .. 240 242
992271480.UG.FTS.B, 20.96%, 4/05/24 .. 165 167
992321694.UG.FTS.B, 20.96%, 4/05/24 .. 151 153
992324567.UG.FTS.B, 20.96%, 4/05/24 .. 431 436
992242493.UG.FTS.B, 21.48%, 4/05/24 .. 61 61
992247109.UG.FTS.B, 21.48%, 4/05/24 .. 2,548 2,572
992291104.UG.FTS.B, 21.48%, 4/05/24 .. 341 345
992335344.UG.FTS.B, 21.48%, 4/05/24 .. 56 56
992419177.UG.FTS.B, 21.48%, 4/05/24 .. 192 42
992258460.UG.FTS.B, 22.45%, 4/05/24 .. 169 171
992243886.UG.FTS.B, 22.47%, 4/05/24 .. 60 60
992270384.UG.FTS.B, 22.47%, 4/05/24 .. 112 113
992310198.UG.FTS.B, 22.47%, 4/05/24 .. 392 395
992313421.UG.FTS.B, 22.47%, 4/05/24 .. 66 66
992400323.UG.FTS.B, 22.47%, 4/05/24 .. 87 88
992420315.UG.FTS.B, 22.47%, 4/05/24 .. 51 51
992249297.UG.FTS.B, 23.45%, 4/05/24 .. 164 166
992275523.UG.FTS.B, 23.45%, 4/05/24 .. 91 91
992445453.UG.FTS.B, 23.45%, 4/05/24 .. 672 673
992247973.UG.FTS.B, 24.45%, 4/05/24 .. 340 342
992460308.UG.FTS.B, 25.44%, 4/05/24 .. 102 102
992295830.UG.FTS.B, 25.45%, 4/05/24 .. 9 9
992270855.UG.FTS.B, 26.44%, 4/05/24 .. 133 137
992326392.UG.FTS.B, 26.44%, 4/05/24 .. 139 33
992240706.UG.FTS.B, 27.99%, 4/05/24 .. 21 21
992258284.UG.FTS.B, 27.99%, 4/05/24 .. 107 109
992358354.UG.FTS.B, 27.99%, 4/05/24 .. 23 23
992240601.UG.FTS.B, 28.48%, 4/05/24 .. 217 220
992250956.UG.FTS.B, 28.48%, 4/05/24 .. 175 41
992252825.UG.FTS.B, 28.48%, 4/05/24 .. 412 418
992254322.UG.FTS.B, 28.48%, 4/05/24 .. 10 10
992258720.UG.FTS.B, 28.48%, 4/05/24 .. 152 35
992262433.UG.FTS.B, 28.48%, 4/05/24 .. 590 593
992265697.UG.FTS.B, 28.48%, 4/05/24 .. 17 17
992269299.UG.FTS.B, 28.48%, 4/05/24 .. 87 87
992275143.UG.FTS.B, 28.48%, 4/05/24 .. 436 438
992300661.UG.FTS.B, 28.48%, 4/05/24 .. 38 38
992309850.UG.FTS.B, 28.48%, 4/05/24 .. 91 91
992332109.UG.FTS.B, 28.48%, 4/05/24 .. 134 135
992336619.UG.FTS.B, 28.48%, 4/05/24 .. 186 188
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992368000.UG.FTS.B, 28.48%, 4/05/24 .. $ 467 $ 474
992425560.UG.FTS.B, 28.48%, 4/05/24 .. 260 260
992440455.UG.FTS.B, 28.48%, 4/05/24 .. 9 9
992456375.UG.FTS.B, 28.48%, 4/05/24 .. 28 28
992255211.UG.FTS.B, 29.47%, 4/05/24 .. 87 88
992249086.UG.FTS.B, 29.48%, 4/05/24 .. 666 674
992258355.UG.FTS.B, 29.48%, 4/05/24 .. 26 26
992306666.UG.FTS.B, 29.48%, 4/05/24 .. 85 84
992309762.UG.FTS.B, 29.48%, 4/05/24 .. 981 980
992325997.UG.FTS.B, 29.48%, 4/05/24 .. 2 2
992342504.UG.FTS.B, 29.48%, 4/05/24 .. 399 403
992406244.UG.FTS.B, 29.48%, 4/05/24 .. 313 312
992424634.UG.FTS.B, 29.48%, 4/05/24 .. 712 707
992453174.UG.FTS.B, 29.48%, 4/05/24 .. 83 19
992237034.UG.FTS.B, 29.49%, 4/05/24 .. 219 217
992238031.UG.FTS.B, 29.49%, 4/05/24 .. 459 111
992240620.UG.FTS.B, 29.49%, 4/05/24 .. 30 30
992241102.UG.FTS.B, 29.49%, 4/05/24 .. 206 208
992241305.UG.FTS.B, 29.49%, 4/05/24 .. 128 129
992242547.UG.FTS.B, 29.49%, 4/05/24 .. 200 198
992245006.UG.FTS.B, 29.49%, 4/05/24 .. 248 243
992245608.UG.FTS.B, 29.49%, 4/05/24 .. 117 118
992245673.UG.FTS.B, 29.49%, 4/05/24 .. 126 126
992250322.UG.FTS.B, 29.49%, 4/05/24 .. 88 88
992251113.UG.FTS.B, 29.49%, 4/05/24 .. 40 40
992251278.UG.FTS.B, 29.49%, 4/05/24 .. 50 49
992251623.UG.FTS.B, 29.49%, 4/05/24 .. 77 76
992252291.UG.FTS.B, 29.49%, 4/05/24 .. 31 31
992253373.UG.FTS.B, 29.49%, 4/05/24 .. 29 29
992253455.UG.FTS.B, 29.49%, 4/05/24 .. 106 106
992253980.UG.FTS.B, 29.49%, 4/05/24 .. 299 301
992258845.UG.FTS.B, 29.49%, 4/05/24 .. 84 84
992263652.UG.FTS.B, 29.49%, 4/05/24 .. 88 88
992269988.UG.FTS.B, 29.49%, 4/05/24 .. 181 183
992270710.UG.FTS.B, 29.49%, 4/05/24 .. 133 134
992270945.UG.FTS.B, 29.49%, 4/05/24 .. 5 5
992271618.UG.FTS.B, 29.49%, 4/05/24 .. 43 42
992272262.UG.FTS.B, 29.49%, 4/05/24 .. 91 91
992274936.UG.FTS.B, 29.49%, 4/05/24 .. 33 32
992276138.UG.FTS.B, 29.49%, 4/05/24 .. 70 70
992276595.UG.FTS.B, 29.49%, 4/05/24 .. 63 62
992277788.UG.FTS.B, 29.49%, 4/05/24 .. 12 12
992278151.UG.FTS.B, 29.49%, 4/05/24 .. 127 16
992278624.UG.FTS.B, 29.49%, 4/05/24 .. 353 357
992300807.UG.FTS.B, 29.49%, 4/05/24 .. 85 86
992301548.UG.FTS.B, 29.49%, 4/05/24 .. 230 228
992305197.UG.FTS.B, 29.49%, 4/05/24 .. 222 223
992306382.UG.FTS.B, 29.49%, 4/05/24 .. 65 66
992306483.UG.FTS.B, 29.49%, 4/05/24 .. 153 154
992306824.UG.FTS.B, 29.49%, 4/05/24 .. 145 19
992309107.UG.FTS.B, 29.49%, 4/05/24 .. 18 18
992309966.UG.FTS.B, 29.49%, 4/05/24 .. 36 36
992312387.UG.FTS.B, 29.49%, 4/05/24 .. 210 210
992319118.UG.FTS.B, 29.49%, 4/05/24 .. 359 360
992319813.UG.FTS.B, 29.49%, 4/05/24 .. 18 17
992319935.UG.FTS.B, 29.49%, 4/05/24 .. 43 42
992324074.UG.FTS.B, 29.49%, 4/05/24 .. 1,266 1,251
992326465.UG.FTS.B, 29.49%, 4/05/24 .. 144 144

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992327965.UG.FTS.B, 29.49%, 4/05/24 .. $ 136 $ 137
992330489.UG.FTS.B, 29.49%, 4/05/24 .. 419 424
992333696.UG.FTS.B, 29.49%, 4/05/24 .. 43 43
992337455.UG.FTS.B, 29.49%, 4/05/24 .. 325 327
992339612.UG.FTS.B, 29.49%, 4/05/24 .. 184 185
992340819.UG.FTS.B, 29.49%, 4/05/24 .. 53 53
992344458.UG.FTS.B, 29.49%, 4/05/24 .. 220 222
992345378.UG.FTS.B, 29.49%, 4/05/24 .. 1,313 1,328
992351458.UG.FTS.B, 29.49%, 4/05/24 .. 31 30
992353602.UG.FTS.B, 29.49%, 4/05/24 .. 36 36
992353681.UG.FTS.B, 29.49%, 4/05/24 .. 39 38
992354009.UG.FTS.B, 29.49%, 4/05/24 .. 22 22
992360406.UG.FTS.B, 29.49%, 4/05/24 .. 96 97
992366199.UG.FTS.B, 29.49%, 4/05/24 .. 1,308 1,314
992371567.UG.FTS.B, 29.49%, 4/05/24 .. 452 457
992372587.UG.FTS.B, 29.49%, 4/05/24 .. 20 20
992375165.UG.FTS.B, 29.49%, 4/05/24 .. 217 28
992377971.UG.FTS.B, 29.49%, 4/05/24 .. 277 65
992387212.UG.FTS.B, 29.49%, 4/05/24 .. 123 123
992387213.UG.FTS.B, 29.49%, 4/05/24 .. 54 55
992388420.UG.FTS.B, 29.49%, 4/05/24 .. 72 73
992388797.UG.FTS.B, 29.49%, 4/05/24 .. 10 10
992389706.UG.FTS.B, 29.49%, 4/05/24 .. 147 148
992390906.UG.FTS.B, 29.49%, 4/05/24 .. 71 18
992401429.UG.FTS.B, 29.49%, 4/05/24 .. 153 155
992403947.UG.FTS.B, 29.49%, 4/05/24 .. 94 7
992409881.UG.FTS.B, 29.49%, 4/05/24 .. 51 50
992411134.UG.FTS.B, 29.49%, 4/05/24 .. 449 439
992411774.UG.FTS.B, 29.49%, 4/05/24 .. 23 23
992411937.UG.FTS.B, 29.49%, 4/05/24 .. 8 8
992417055.UG.FTS.B, 29.49%, 4/05/24 .. 652 650
992417871.UG.FTS.B, 29.49%, 4/05/24 .. 49 49
992421251.UG.FTS.B, 29.49%, 4/05/24 .. 35 35
992425321.UG.FTS.B, 29.49%, 4/05/24 .. 174 174
992432014.UG.FTS.B, 29.49%, 4/05/24 .. 57 57
992434531.UG.FTS.B, 29.49%, 4/05/24 .. 430 424
992436268.UG.FTS.B, 29.49%, 4/05/24 .. 159 158
992442175.UG.FTS.B, 29.49%, 4/05/24 .. 1,629 1,610
992453128.UG.FTS.B, 29.49%, 4/05/24 .. 323 323
992385683.UG.FTS.B, 21.98%, 3/31/25 .. 14,834 15,473
992265016.UG.FTS.B, 19.99%, 4/03/25 .. 756 4
992428468.UG.FTS.B, 25.95%, 4/03/25 .. 149 149
992408107.UG.FTS.B, 27.99%, 4/03/25 .. 17 17
992307329.UG.FTS.B, 28.98%, 4/03/25 .. 51 51
992456098.UG.FTS.B, 28.98%, 4/03/25 .. 21 21
992460915.UG.FTS.B, 29.47%, 4/03/25 .. 23 22
992250581.UG.FTS.B, 29.49%, 4/03/25 .. 37 33
992268108.UG.FTS.B, 29.49%, 4/03/25 .. 681 664
992269560.UG.FTS.B, 29.49%, 4/03/25 .. 541 530
992274902.UG.FTS.B, 29.49%, 4/03/25 .. 273 278
992279655.UG.FTS.B, 29.49%, 4/03/25 .. 173 112
992290976.UG.FTS.B, 29.49%, 4/03/25 .. 390 390
992291590.UG.FTS.B, 29.49%, 4/03/25 .. 93 91
992305890.UG.FTS.B, 29.49%, 4/03/25 .. 44 44
992310969.UG.FTS.B, 29.49%, 4/03/25 .. 235 233
992335320.UG.FTS.B, 29.49%, 4/03/25 .. 1,704 1,730
992345576.UG.FTS.B, 29.49%, 4/03/25 .. 348 347
992357933.UG.FTS.B, 29.49%, 4/03/25 .. 296 300
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992375406.UG.FTS.B, 29.49%, 4/03/25 .. $ 71 $ 71
992429167.UG.FTS.B, 29.49%, 4/03/25 .. 31 31
992457866.UG.FTS.B, 29.49%, 4/03/25 .. 51 16
992460328.UG.FTS.B, 29.49%, 4/03/25 .. 125 124
992375568.UG.FTS.B, 17.97%, 4/04/25 .. 54 55
992333441.UG.FTS.B, 18.97%, 4/04/25 .. 307 312
992387556.UG.FTS.B, 18.97%, 4/04/25 .. 171 171
992339223.UG.FTS.B, 19.99%, 4/04/25 .. 160 161
992464343.UG.FTS.B, 19.99%, 4/04/25 .. 48 48
992258313.UG.FTS.B, 21.98%, 4/04/25 .. 123 125
992241764.UG.FTS.B, 28.98%, 4/04/25 .. 182 180
992301470.UG.FTS.B, 28.98%, 4/04/25 .. 149 149
992327058.UG.FTS.B, 28.98%, 4/04/25 .. 44 44
992336155.UG.FTS.B, 28.98%, 4/04/25 .. 3,088 3,136
992376698.UG.FTS.B, 28.98%, 4/04/25 .. 54 54
992387188.UG.FTS.B, 28.98%, 4/04/25 .. 338 338
992453316.UG.FTS.B, 28.98%, 4/04/25 .. 641 634
992455776.UG.FTS.B, 28.98%, 4/04/25 .. 185 183
992463571.UG.FTS.B, 28.98%, 4/04/25 .. 128 128
992338388.UG.FTS.B, 29.46%, 4/04/25 .. 1,333 1,357
992421693.UG.FTS.B, 29.48%, 4/04/25 .. 318 317
992253550.UG.FTS.B, 29.49%, 4/04/25 .. 101 103
992266370.UG.FTS.B, 29.49%, 4/04/25 .. 583 594
992342016.UG.FTS.B, 29.49%, 4/04/25 .. 584 573
992389825.UG.FTS.B, 29.49%, 4/04/25 .. 183 183
992421008.UG.FTS.B, 29.49%, 4/04/25 .. 77 77
992421200.UG.FTS.B, 29.49%, 4/04/25 .. 220 221
992423845.UG.FTS.B, 29.49%, 4/04/25 .. 10 10
992459685.UG.FTS.B, 29.49%, 4/04/25 .. 909 608
992460312.UG.FTS.B, 29.49%, 4/04/25 .. 10 10
992460919.UG.FTS.B, 29.49%, 4/04/25 .. 350 347
992247546.UG.FTS.B, Zero Cpn, 4/05/25 . 392 27
992253295.UG.FTS.B, Zero Cpn, 4/05/25 . 27 2
992281785.UG.FTS.B, Zero Cpn, 4/05/25 . 59 4
992315358.UG.FTS.B, Zero Cpn, 4/05/25 . 300 21
992315853.UG.FTS.B, Zero Cpn, 4/05/25 . 511 35
992353998.UG.FTS.B, Zero Cpn, 4/05/25 . 36 2
992386455.UG.FTS.B, Zero Cpn, 4/05/25 . 180 13
992456012.UG.FTS.B, Zero Cpn, 4/05/25 . 399 28
992264407.UG.FTS.B, 14.97%, 4/05/25 .. 1,772 1,782
992325849.UG.FTS.B, 15.97%, 4/05/25 .. 8 8
992391676.UG.FTS.B, 15.97%, 4/05/25 .. 317 320
992403635.UG.FTS.B, 15.97%, 4/05/25 .. 57 58
992243442.UG.FTS.B, 17.97%, 4/05/25 .. 8 8
992275748.UG.FTS.B, 17.97%, 4/05/25 .. 795 810
992369850.UG.FTS.B, 17.97%, 4/05/25 .. 1,381 1,409
992417616.UG.FTS.B, 17.99%, 4/05/25 .. 131 133
992256254.UG.FTS.B, 18.8%, 4/05/25 ... 1,155 127
992286525.UG.FTS.B, 18.8%, 4/05/25 ... 162 165
992323394.UG.FTS.B, 18.97%, 4/05/25 .. 2,497 2,538
992385717.UG.FTS.B, 18.97%, 4/05/25 .. 457 84
992415664.UG.FTS.B, 18.97%, 4/05/25 .. 2,743 2,779
992439564.UG.FTS.B, 18.97%, 4/05/25 .. 519 522
992239422.UG.FTS.B, 19.21%, 4/05/25 .. 1,104 1,124
992253582.UG.FTS.B, 19.21%, 4/05/25 .. 291 188
992257283.UG.FTS.B, 19.21%, 4/05/25 .. 415 423
992281528.UG.FTS.B, 19.21%, 4/05/25 .. 1,471 1,497
992336918.UG.FTS.B, 19.21%, 4/05/25 .. 10 10

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992369900.UG.FTS.B, 19.21%, 4/05/25 .. $ 135 $ 134
992405969.UG.FTS.B, 19.21%, 4/05/25 .. 1,304 1,328
992416415.UG.FTS.B, 19.21%, 4/05/25 .. 1,829 1,862
992424538.UG.FTS.B, 19.21%, 4/05/25 .. 1,371 1,388
992299044.UG.FTS.B, 19.8%, 4/05/25 ... 1,098 1,116
992376431.UG.FTS.B, 19.8%, 4/05/25 ... 6 5
992432194.UG.FTS.B, 19.8%, 4/05/25 ... 505 509
992256001.UG.FTS.B, 19.97%, 4/05/25 .. 548 556
992254376.UG.FTS.B, 19.99%, 4/05/25 .. 38 39
992275469.UG.FTS.B, 19.99%, 4/05/25 .. 135 137
992284873.UG.FTS.B, 19.99%, 4/05/25 .. 6,918 7,061
992290432.UG.FTS.B, 19.99%, 4/05/25 .. 5,391 5,501
992293971.UG.FTS.B, 19.99%, 4/05/25 .. 125 83
992318833.UG.FTS.B, 19.99%, 4/05/25 .. 1,274 1,277
992331017.UG.FTS.B, 19.99%, 4/05/25 .. 336 339
992342733.UG.FTS.B, 19.99%, 4/05/25 .. 82 83
992346135.UG.FTS.B, 19.99%, 4/05/25 .. 511 521
992403817.UG.FTS.B, 19.99%, 4/05/25 .. 65 18
992423362.UG.FTS.B, 19.99%, 4/05/25 .. 268 268
992428057.UG.FTS.B, 19.99%, 4/05/25 .. 34 34
992431381.UG.FTS.B, 19.99%, 4/05/25 .. 358 360
992432935.UG.FTS.B, 19.99%, 4/05/25 .. 23 23
992433537.UG.FTS.B, 19.99%, 4/05/25 .. 1,372 1,380
992453045.UG.FTS.B, 19.99%, 4/05/25 .. 29 29
992255166.UG.FTS.B, 20.46%, 4/05/25 .. 1,219 1,238
992265353.UG.FTS.B, 20.46%, 4/05/25 .. 32 32
992301564.UG.FTS.B, 20.46%, 4/05/25 .. 115 13
992373703.UG.FTS.B, 20.46%, 4/05/25 .. 458 466
992386358.UG.FTS.B, 20.46%, 4/05/25 .. 2,325 2,362
992444107.UG.FTS.B, 20.46%, 4/05/25 .. 210 211
992255180.UG.FTS.B, 20.97%, 4/05/25 .. 115 116
992267705.UG.FTS.B, 21.46%, 4/05/25 .. 2 1
992278945.UG.FTS.B, 21.46%, 4/05/25 .. 73 74
992282788.UG.FTS.B, 21.46%, 4/05/25 .. 1,132 1,144
992339089.UG.FTS.B, 21.46%, 4/05/25 .. 112 113
992356241.UG.FTS.B, 21.46%, 4/05/25 .. 285 288
992416161.UG.FTS.B, 21.46%, 4/05/25 .. 337 338
992258743.UG.FTS.B, 21.97%, 4/05/25 .. 76 76
992351381.UG.FTS.B, 21.97%, 4/05/25 .. 17 17
992253062.UG.FTS.B, 21.98%, 4/05/25 .. 1,135 215
992293341.UG.FTS.B, 21.98%, 4/05/25 .. 1,480 1,498
992296469.UG.FTS.B, 21.98%, 4/05/25 .. 297 301
992305155.UG.FTS.B, 21.98%, 4/05/25 .. 1,853 1,876
992440479.UG.FTS.B, 21.98%, 4/05/25 .. 288 290
992238906.UG.FTS.B, 22.97%, 4/05/25 .. 2,861 560
992254237.UG.FTS.B, 22.97%, 4/05/25 .. 253 256
992265045.UG.FTS.B, 25.95%, 4/05/25 .. 184 185
992302611.UG.FTS.B, 25.95%, 4/05/25 .. 1,342 1,341
992424737.UG.FTS.B, 25.95%, 4/05/25 .. 866 865
992409011.UG.FTS.B, 26.94%, 4/05/25 .. 166 166
992432800.UG.FTS.B, 26.94%, 4/05/25 .. 204 203
992250719.UG.FTS.B, 27.95%, 4/05/25 .. 414 422
992375541.UG.FTS.B, 27.95%, 4/05/25 .. 165 163
992452249.UG.FTS.B, 27.95%, 4/05/25 .. 3 3
992300835 .UG.FTS.B, 27.99%, 4/05/25 .. – –
992364002.UG.FTS.B, 27.99%, 4/05/25 .. 239 244
992437875.UG.FTS.B, 27.99%, 4/05/25 .. 387 383
992240928.UG.FTS.B, 28.98%, 4/05/25 .. – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992243919.UG.FTS.B, 28.98%, 4/05/25 .. $ 79 $ 80
992247969.UG.FTS.B, 28.98%, 4/05/25 .. 364 372
992249070.UG.FTS.B, 28.98%, 4/05/25 .. 287 293
992250607.UG.FTS.B, 28.98%, 4/05/25 .. 170 172
992256909.UG.FTS.B, 28.98%, 4/05/25 .. 197 41
992257896.UG.FTS.B, 28.98%, 4/05/25 .. 151 154
992258333.UG.FTS.B, 28.98%, 4/05/25 .. 433 51
992260520.UG.FTS.B, 28.98%, 4/05/25 .. 621 623
992261690.UG.FTS.B, 28.98%, 4/05/25 .. 116 118
992263589.UG.FTS.B, 28.98%, 4/05/25 .. 89 90
992263759.UG.FTS.B, 28.98%, 4/05/25 .. 603 607
992264444.UG.FTS.B, 28.98%, 4/05/25 .. 2,142 2,185
992270874.UG.FTS.B, 28.98%, 4/05/25 .. 135 138
992271131.UG.FTS.B, 28.98%, 4/05/25 .. 352 359
992271316.UG.FTS.B, 28.98%, 4/05/25 .. 199 203
992275914.UG.FTS.B, 28.98%, 4/05/25 .. – –
992278811.UG.FTS.B, 28.98%, 4/05/25 .. 162 165
992279721.UG.FTS.B, 28.98%, 4/05/25 .. 253 258
992281862.UG.FTS.B, 28.98%, 4/05/25 .. 690 703
992290941.UG.FTS.B, 28.98%, 4/05/25 .. 136 138
992291799.UG.FTS.B, 28.98%, 4/05/25 .. 279 181
992294259.UG.FTS.B, 28.98%, 4/05/25 .. 421 429
992298143.UG.FTS.B, 28.98%, 4/05/25 .. 1 1
992300476.UG.FTS.B, 28.98%, 4/05/25 .. 1,061 1,045
992300542.UG.FTS.B, 28.98%, 4/05/25 .. 139 143
992305223.UG.FTS.B, 28.98%, 4/05/25 .. 205 209
992309311.UG.FTS.B, 28.98%, 4/05/25 .. 186 190
992311367.UG.FTS.B, 28.98%, 4/05/25 .. 10 10
992314013.UG.FTS.B, 28.98%, 4/05/25 .. 55 55
992314088.UG.FTS.B, 28.98%, 4/05/25 .. 155 154
992315733.UG.FTS.B, 28.98%, 4/05/25 .. 72 73
992315976.UG.FTS.B, 28.98%, 4/05/25 .. 146 149
992318621.UG.FTS.B, 28.98%, 4/05/25 .. 72 73
992321363.UG.FTS.B, 28.98%, 4/05/25 .. 791 47
992321475.UG.FTS.B, 28.98%, 4/05/25 .. 560 570
992327197.UG.FTS.B, 28.98%, 4/05/25 .. 91 92
992327673.UG.FTS.B, 28.98%, 4/05/25 .. 60 61
992329853.UG.FTS.B, 28.98%, 4/05/25 .. 1,215 1,217
992331199.UG.FTS.B, 28.98%, 4/05/25 .. 77 78
992343987.UG.FTS.B, 28.98%, 4/05/25 .. 67 68
992344897.UG.FTS.B, 28.98%, 4/05/25 .. 12 12
992349878.UG.FTS.B, 28.98%, 4/05/25 .. 3,625 3,698
992350450.UG.FTS.B, 28.98%, 4/05/25 .. 3,351 3,419
992352813.UG.FTS.B, 28.98%, 4/05/25 .. 174 177
992357000.UG.FTS.B, 28.98%, 4/05/25 .. 256 254
992362215.UG.FTS.B, 28.98%, 4/05/25 .. 1,133 1,139
992376009.UG.FTS.B, 28.98%, 4/05/25 .. 254 259
992377531.UG.FTS.B, 28.98%, 4/05/25 .. 73 73
992377941.UG.FTS.B, 28.98%, 4/05/25 .. 840 547
992386343.UG.FTS.B, 28.98%, 4/05/25 .. 144 146
992391175.UG.FTS.B, 28.98%, 4/05/25 .. 10 9
992391277.UG.FTS.B, 28.98%, 4/05/25 .. 85 87
992394554.UG.FTS.B, 28.98%, 4/05/25 .. 54 54
992399278.UG.FTS.B, 28.98%, 4/05/25 .. 4,860 3,145
992404668.UG.FTS.B, 28.98%, 4/05/25 .. 251 247
992404766.UG.FTS.B, 28.98%, 4/05/25 .. 5 5
992407582.UG.FTS.B, 28.98%, 4/05/25 .. 55 55
992407833.UG.FTS.B, 28.98%, 4/05/25 .. 3 3

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992412921.UG.FTS.B, 28.98%, 4/05/25 .. $ 555 $ 566
992418008.UG.FTS.B, 28.98%, 4/05/25 .. 96 98
992420787.UG.FTS.B, 28.98%, 4/05/25 .. 221 225
992421379.UG.FTS.B, 28.98%, 4/05/25 .. 180 179
992426381.UG.FTS.B, 28.98%, 4/05/25 .. 139 140
992430529.UG.FTS.B, 28.98%, 4/05/25 .. 98 99
992433923.UG.FTS.B, 28.98%, 4/05/25 .. 40 40
992444060.UG.FTS.B, 28.98%, 4/05/25 .. 1,154 1,161
992452945.UG.FTS.B, 28.98%, 4/05/25 .. 304 303
992453117.UG.FTS.B, 28.98%, 4/05/25 .. 84 85
992455130.UG.FTS.B, 28.98%, 4/05/25 .. 425 423
992455407.UG.FTS.B, 28.98%, 4/05/25 .. 178 179
992456750.UG.FTS.B, 28.98%, 4/05/25 .. 219 220
992237976.UG.FTS.B, 29.45%, 4/05/25 .. 385 383
992338606.UG.FTS.B, 29.45%, 4/05/25 .. 202 201
992343927.UG.FTS.B, 29.45%, 4/05/25 .. 6 6
992362869.UG.FTS.B, 29.45%, 4/05/25 .. 477 479
992314494.UG.FTS.B, 29.46%, 4/05/25 .. 224 228
992411499.UG.FTS.B, 29.46%, 4/05/25 .. 199 12
992258080.UG.FTS.B, 29.48%, 4/05/25 .. 34 34
992359180.UG.FTS.B, 29.48%, 4/05/25 .. 57 57
992376094.UG.FTS.B, 29.48%, 4/05/25 .. 199 202
992234771.UG.FTS.B, 29.49%, 4/05/25 .. 25 24
992236701.UG.FTS.B, 29.49%, 4/05/25 .. 87 87
992239162.UG.FTS.B, 29.49%, 4/05/25 .. 175 178
992239750.UG.FTS.B, 29.49%, 4/05/25 .. 532 527
992240128.UG.FTS.B, 29.49%, 4/05/25 .. 760 774
992241399.UG.FTS.B, 29.49%, 4/05/25 .. 43 42
992241600.UG.FTS.B, 29.49%, 4/05/25 .. 135 137
992242540.UG.FTS.B, 29.49%, 4/05/25 .. 2,130 2,172
992243368.UG.FTS.B, 29.49%, 4/05/25 .. 465 472
992245669.UG.FTS.B, 29.49%, 4/05/25 .. 101 103
992246089.UG.FTS.B, 29.49%, 4/05/25 .. 669 682
992247116.UG.FTS.B, 29.49%, 4/05/25 .. 361 367
992247201.UG.FTS.B, 29.49%, 4/05/25 .. 52 53
992247638.UG.FTS.B, 29.49%, 4/05/25 .. 560 569
992247659.UG.FTS.B, 29.49%, 4/05/25 .. 131 129
992247799.UG.FTS.B, 29.49%, 4/05/25 .. 479 101
992249577.UG.FTS.B, 29.49%, 4/05/25 .. 43 43
992249619.UG.FTS.B, 29.49%, 4/05/25 .. 100 98
992249629.UG.FTS.B, 29.49%, 4/05/25 .. 146 148
992251977.UG.FTS.B, 29.49%, 4/05/25 .. 33 33
992252024.UG.FTS.B, 29.49%, 4/05/25 .. 97 98
992253640.UG.FTS.B, 29.49%, 4/05/25 .. 486 495
992255399.UG.FTS.B, 29.49%, 4/05/25 .. 63 62
992255844.UG.FTS.B, 29.49%, 4/05/25 .. 207 203
992256142.UG.FTS.B, 29.49%, 4/05/25 .. 1,120 1,142
992256183.UG.FTS.B, 29.49%, 4/05/25 .. 688 687
992256275.UG.FTS.B, 29.49%, 4/05/25 .. 75 75
992257781.UG.FTS.B, 29.49%, 4/05/25 .. 9 9
992258657.UG.FTS.B, 29.49%, 4/05/25 .. 172 175
992259134.UG.FTS.B, 29.49%, 4/05/25 .. 232 28
992259602.UG.FTS.B, 29.49%, 4/05/25 .. 684 688
992260675.UG.FTS.B, 29.49%, 4/05/25 .. 169 172
992260816.UG.FTS.B, 29.49%, 4/05/25 .. 205 209
992260844.UG.FTS.B, 29.49%, 4/05/25 .. 94 96
992260902.UG.FTS.B, 29.49%, 4/05/25 .. 42 42
992261033.UG.FTS.B, 29.49%, 4/05/25 .. 268 56
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992261113.UG.FTS.B, 29.49%, 4/05/25 .. $ 48 $ 47
992264683.UG.FTS.B, 29.49%, 4/05/25 .. 42 42
992264748.UG.FTS.B, 29.49%, 4/05/25 .. 82 83
992267578.UG.FTS.B, 29.49%, 4/05/25 .. 435 441
992268866.UG.FTS.B, 29.49%, 4/05/25 .. 463 465
992268980.UG.FTS.B, 29.49%, 4/05/25 .. 114 116
992270453.UG.FTS.B, 29.49%, 4/05/25 .. 101 6
992270569.UG.FTS.B, 29.49%, 4/05/25 .. 2 2
992271586.UG.FTS.B, 29.49%, 4/05/25 .. 200 203
992271602.UG.FTS.B, 29.49%, 4/05/25 .. 13 13
992271815.UG.FTS.B, 29.49%, 4/05/25 .. 828 840
992272067.UG.FTS.B, 29.49%, 4/05/25 .. 208 211
992272607.UG.FTS.B, 29.49%, 4/05/25 .. 8 8
992275310.UG.FTS.B, 29.49%, 4/05/25 .. 67 68
992275943.UG.FTS.B, 29.49%, 4/05/25 .. 44 45
992275962.UG.FTS.B, 29.49%, 4/05/25 .. 350 351
992275994.UG.FTS.B, 29.49%, 4/05/25 .. 134 137
992276049.UG.FTS.B, 29.49%, 4/05/25 .. 227 231
992276160.UG.FTS.B, 29.49%, 4/05/25 .. 124 126
992279429.UG.FTS.B, 29.49%, 4/05/25 .. 62 62
992279540.UG.FTS.B, 29.49%, 4/05/25 .. 192 131
992281770.UG.FTS.B, 29.49%, 4/05/25 .. 994 58
992285127.UG.FTS.B, 29.49%, 4/05/25 .. 80 11
992286064.UG.FTS.B, 29.49%, 4/05/25 .. 608 620
992286124.UG.FTS.B, 29.49%, 4/05/25 .. 34 33
992290768.UG.FTS.B, 29.49%, 4/05/25 .. 45 45
992291050.UG.FTS.B, 29.49%, 4/05/25 .. 70 70
992291806.UG.FTS.B, 29.49%, 4/05/25 .. 669 678
992293542.UG.FTS.B, 29.49%, 4/05/25 .. 140 143
992294700.UG.FTS.B, 29.49%, 4/05/25 .. 54 54
992301071.UG.FTS.B, 29.49%, 4/05/25 .. 66 65
992301103.UG.FTS.B, 29.49%, 4/05/25 .. 33 30
992301441.UG.FTS.B, 29.49%, 4/05/25 .. 256 261
992303097.UG.FTS.B, 29.49%, 4/05/25 .. 281 286
992305996.UG.FTS.B, 29.49%, 4/05/25 .. 42 42
992308045.UG.FTS.B, 29.49%, 4/05/25 .. 705 714
992309274.UG.FTS.B, 29.49%, 4/05/25 .. 14 14
992312103.UG.FTS.B, 29.49%, 4/05/25 .. 561 572
992318837.UG.FTS.B, 29.49%, 4/05/25 .. 33 33
992320167.UG.FTS.B, 29.49%, 4/05/25 .. 10 6
992320378.UG.FTS.B, 29.49%, 4/05/25 .. 253 258
992320622.UG.FTS.B, 29.49%, 4/05/25 .. 178 11
992321464.UG.FTS.B, 29.49%, 4/05/25 .. 300 62
992324857.UG.FTS.B, 29.49%, 4/05/25 .. 115 117
992325544.UG.FTS.B, 29.49%, 4/05/25 .. 137 139
992326831.UG.FTS.B, 29.49%, 4/05/25 .. 79 80
992326966.UG.FTS.B, 29.49%, 4/05/25 .. 162 164
992327608.UG.FTS.B, 29.49%, 4/05/25 .. 374 381
992328217.UG.FTS.B, 29.49%, 4/05/25 .. 141 142
992329930.UG.FTS.B, 29.49%, 4/05/25 .. 44 44
992336198.UG.FTS.B, 29.49%, 4/05/25 .. 147 150
992338911.UG.FTS.B, 29.49%, 4/05/25 .. 11 11
992340410.UG.FTS.B, 29.49%, 4/05/25 .. 192 195
992340874.UG.FTS.B, 29.49%, 4/05/25 .. 21 20
992341078.UG.FTS.B, 29.49%, 4/05/25 .. 44 45
992341543.UG.FTS.B, 29.49%, 4/05/25 .. 100 102
992341609.UG.FTS.B, 29.49%, 4/05/25 .. 74 74
992341758.UG.FTS.B, 29.49%, 4/05/25 .. 291 295

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992343713.UG.FTS.B, 29.49%, 4/05/25 .. $ 133 $ 28
992344325.UG.FTS.B, 29.49%, 4/05/25 .. 179 182
992344730.UG.FTS.B, 29.49%, 4/05/25 .. 67 66
992351269.UG.FTS.B, 29.49%, 4/05/25 .. 250 255
992354024.UG.FTS.B, 29.49%, 4/05/25 .. 68 69
992355380.UG.FTS.B, 29.49%, 4/05/25 .. 101 102
992356084.UG.FTS.B, 29.49%, 4/05/25 .. 41 41
992356295.UG.FTS.B, 29.49%, 4/05/25 .. 67 66
992359643.UG.FTS.B, 29.49%, 4/05/25 .. 604 613
992359656.UG.FTS.B, 29.49%, 4/05/25 .. 881 891
992359703.UG.FTS.B, 29.49%, 4/05/25 .. 163 165
992359875.UG.FTS.B, 29.49%, 4/05/25 .. 90 91
992360370.UG.FTS.B, 29.49%, 4/05/25 .. 70 70
992360786.UG.FTS.B, 29.49%, 4/05/25 .. 1,047 1,036
992361376.UG.FTS.B, 29.49%, 4/05/25 .. 464 464
992365877.UG.FTS.B, 29.49%, 4/05/25 .. 74 74
992366107.UG.FTS.B, 29.49%, 4/05/25 .. 63 63
992368911.UG.FTS.B, 29.49%, 4/05/25 .. 363 368
992369632.UG.FTS.B, 29.49%, 4/05/25 .. 294 297
992371487.UG.FTS.B, 29.49%, 4/05/25 .. 209 213
992371872.UG.FTS.B, 29.49%, 4/05/25 .. 680 674
992371951.UG.FTS.B, 29.49%, 4/05/25 .. 269 273
992375215.UG.FTS.B, 29.49%, 4/05/25 .. 124 15
992376028.UG.FTS.B, 29.49%, 4/05/25 .. 322 70
992376440.UG.FTS.B, 29.49%, 4/05/25 .. 41 6
992377543.UG.FTS.B, 29.49%, 4/05/25 .. 891 908
992387112.UG.FTS.B, 29.49%, 4/05/25 .. 98 99
992387568.UG.FTS.B, 29.49%, 4/05/25 .. 20 20
992387720.UG.FTS.B, 29.49%, 4/05/25 .. 175 175
992390386.UG.FTS.B, 29.49%, 4/05/25 .. 47 46
992391014.UG.FTS.B, 29.49%, 4/05/25 .. 209 212
992391427.UG.FTS.B, 29.49%, 4/05/25 .. 201 204
992392490.UG.FTS.B, 29.49%, 4/05/25 .. 138 29
992394239.UG.FTS.B, 29.49%, 4/05/25 .. 207 208
992394356.UG.FTS.B, 29.49%, 4/05/25 .. – –
992394900.UG.FTS.B, 29.49%, 4/05/25 .. 474 100
992395186.UG.FTS.B, 29.49%, 4/05/25 .. 17 17
992400924.UG.FTS.B, 29.49%, 4/05/25 .. 80 79
992401130.UG.FTS.B, 29.49%, 4/05/25 .. 207 210
992401571.UG.FTS.B, 29.49%, 4/05/25 .. 104 106
992403505.UG.FTS.B, 29.49%, 4/05/25 .. 208 212
992404005.UG.FTS.B, 29.49%, 4/05/25 .. 17 17
992418075.UG.FTS.B, 29.49%, 4/05/25 .. 74 75
992419811.UG.FTS.B, 29.49%, 4/05/25 .. 162 162
992420636.UG.FTS.B, 29.49%, 4/05/25 .. 60 60
992421651.UG.FTS.B, 29.49%, 4/05/25 .. 39 38
992424526.UG.FTS.B, 29.49%, 4/05/25 .. 292 293
992425667.UG.FTS.B, 29.49%, 4/05/25 .. 1,226 72
992425789.UG.FTS.B, 29.49%, 4/05/25 .. 416 417
992426541.UG.FTS.B, 29.49%, 4/05/25 .. 555 555
992427607.UG.FTS.B, 29.49%, 4/05/25 .. 257 255
992429564.UG.FTS.B, 29.49%, 4/05/25 .. 108 109
992431329.UG.FTS.B, 29.49%, 4/05/25 .. 53 53
992433503.UG.FTS.B, 29.49%, 4/05/25 .. 15 15
992439842.UG.FTS.B, 29.49%, 4/05/25 .. 33 33
992440270.UG.FTS.B, 29.49%, 4/05/25 .. 39 40
992444106.UG.FTS.B, 29.49%, 4/05/25 .. 489 321
992444531.UG.FTS.B, 29.49%, 4/05/25 .. 4,621 4,642
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992444668.UG.FTS.B, 29.49%, 4/05/25 .. $ 1,846 $ 1,835
992444707.UG.FTS.B, 29.49%, 4/05/25 .. 139 139
992452371.UG.FTS.B, 29.49%, 4/05/25 .. 162 162
992454738.UG.FTS.B, 29.49%, 4/05/25 .. 2,216 2,203
992455102.UG.FTS.B, 29.49%, 4/05/25 .. 378 379
992455279.UG.FTS.B, 29.49%, 4/05/25 .. 554 556
992455358.UG.FTS.B, 29.49%, 4/05/25 .. 140 138
992457021.UG.FTS.B, 29.49%, 4/05/25 .. 45 45
992459731.UG.FTS.B, 29.49%, 4/05/25 .. 89 90
992460627.UG.FTS.B, 29.49%, 4/05/25 .. 47 47
992310329.UG.FTS.B, 29.49%, 5/03/27 .. – –
992460499.UG.FTS.B, 29.49%, 6/02/27 .. – –
992255551.UG.FTS.B, 28.98%, 6/03/27 .. – –
992272734.UG.FTS.B, 29.48%, 6/03/27 .. – –
992249949.UG.FTS.B, 29.49%, 6/03/27 .. – –
992258351.UG.FTS.B, 29.49%, 6/03/27 .. 2 2
992276026.UG.FTS.B, 29.49%, 6/03/27 .. – –
992423495.UG.FTS.B, 29.49%, 6/03/27 .. – –
992325585.UG.FTS.B, 19.99%, 7/03/27 .. – –
992284954.UG.FTS.B, 27.99%, 7/03/27 .. 1 –
992342550.UG.FTS.B, 28.98%, 7/03/27 .. – –
992420015.UG.FTS.B, 28.98%, 7/03/27 .. – –
992259808.UG.FTS.B, 29.49%, 7/03/27 .. 2 –
992314109.UG.FTS.B, 29.49%, 7/03/27 .. – –
992291731.UG.FTS.B, 29.49%, 8/03/27 .. 5 5
992315376.UG.FTS.B, 29.49%, 8/03/27 .. 8 1
992404343.UG.FTS.B, 29.49%, 8/03/27 .. – –
992265898.UG.FTS.B, 28.98%, 9/03/27 .. 4 4
992298282.UG.FTS.B, 28.98%, 9/03/27 .. – –
992344915.UG.FTS.B, 28.98%, 9/03/27 .. 1 1
992344586.UG.FTS.B, 29.49%, 9/03/27 .. – –
191,201
Upstart Network, Inc.
L1729059.UP.FTS.B, 7.36%, 9/17/24 .... 1,117 1,052
L1729715.UP.FTS.B, 8.39%, 9/17/24 .... 4,323 4,287
L1722095.UP.FTS.B, 11.17%, 9/17/24 .... 729 723
FW1729768.UP.FTS.B, 11.21%, 9/17/24 .. 2,187 2,169
L1730069.UP.FTS.B, 14.07%, 9/17/24 .... 14,635 14,509
FW1730324.UP.FTS.B, 15.67%, 9/17/24 .. 7,420 7,359
L1730028.UP.FTS.B, 17.8%, 9/17/24 .... 2,782 767
L1729192.UP.FTS.B, 17.9%, 9/17/24 .... 1,965 1,945
L1729539.UP.FTS.B, 18.67%, 9/17/24 .... 1,885 1,865
L1701486.UP.FTS.B, 23.29%, 9/17/24 .... 1,527 1,508
L1730191.UP.FTS.B, 23.36%, 9/17/24 .... 1,616 1,593
L1730194.UP.FTS.B, 23.58%, 9/17/24 .... 840 829
FW1729714.UP.FTS.B, 27.13%, 9/17/24 .. 3,911 3,858
FW1730336.UP.FTS.B, 30.16%, 9/17/24 .. 3,910 3,863
L1902385.UP.FTS.B, 8.05%, 10/22/24 .... 3,729 3,697
L1902094.UP.FTS.B, 9.69%, 10/22/24 .... 751 744
L1902354.UP.FTS.B, 12.7%, 10/22/24 .... 3,795 3,764
L1902268.UP.FTS.B, 14.19%, 10/22/24 ... 15,269 15,115
FW1895387.UP.FTS.B, 14.22%, 10/22/24 . 4,526 426
L1901213.UP.FTS.B, 15.08%, 10/22/24 ... 19,869 18,774
L1902811.UP.FTS.B, 15.52%, 10/22/24 ... 1,827 1,801
FW1900872.UP.FTS.B, 18.12%, 10/22/24 . 4,643 4,598
L1902710.UP.FTS.B, 18.85%, 10/22/24 ... 4,267 4,234
L1896884.UP.FTS.B, 19.31%, 10/22/24 ... 5,439 5,398

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1901088.UP.FTS.B, 19.62%, 10/22/24 . $ 1,374 $ 100
L1902837.UP.FTS.B, 20.13%, 10/22/24 ... 1,054 1,043
FW1902685.UP.FTS.B, 20.49%, 10/22/24 . 2,341 2,323
L1900998.UP.FTS.B, 21.32%, 10/22/24 ... 4,062 4,009
FW1901209.UP.FTS.B, 21.35%, 10/22/24 . 829 240
FW1902521.UP.FTS.B, 21.52%, 10/22/24 . 815 808
L1901625.UP.FTS.B, 21.76%, 10/22/24 ... 5,611 5,307
L1875546.UP.FTS.B, 21.84%, 10/22/24 ... 1,411 1,395
L1902017.UP.FTS.B, 22.16%, 10/22/24 ... 857 847
L1900838.UP.FTS.B, 22.33%, 10/22/24 ... 4,883 4,612
L1901126.UP.FTS.B, 23.27%, 10/22/24 ... 14,708 13,892
L1900754.UP.FTS.B, 23.33%, 10/22/24 ... 2,589 2,555
FW1901937.UP.FTS.B, 24.32%, 10/22/24 . 9,481 9,375
FW1902725.UP.FTS.B, 26.82%, 10/22/24 . 3,187 3,146
FW1902648.UP.FTS.B, 29%, 10/22/24 ... 5,519 869
L2031380.UP.FTS.B, 6.17%, 11/12/24 .... 5,752 5,699
L2031821.UP.FTS.B, 6.68%, 11/12/24 .... 1,803 1,784
L2032548.UP.FTS.B, 7.85%, 11/12/24 .... 8,433 8,353
L2031918.UP.FTS.B, 8.28%, 11/12/24 .... 2,318 2,296
L2002430.UP.FTS.B, 8.48%, 11/12/24 .... 2,397 2,374
L2031630.UP.FTS.B, 9.03%, 11/12/24 .... 5,421 5,371
L2031494.UP.FTS.B, 9.06%, 11/12/24 .... 4,564 4,520
L2032651.UP.FTS.B, 9.8%, 11/12/24 ..... 2,718 2,693
L2033075.UP.FTS.B, 11.83%, 11/12/24 ... 8,619 8,531
L2032893.UP.FTS.B, 11.86%, 11/12/24 ... 1,776 145
L2032627.UP.FTS.B, 14.45%, 11/12/24 ... 1,577 1,558
FW2033188.UP.FTS.B, 15.1%, 11/12/24 .. 5,212 3,029
L2033117.UP.FTS.B, 15.91%, 11/12/24 ... 4,278 4,227
L2032469.UP.FTS.B, 17.26%, 11/12/24 ... 572 561
L2032999.UP.FTS.B, 17.5%, 11/12/24 .... 4,809 4,746
L2030693.UP.FTS.B, 17.81%, 11/12/24 ... 2,789 2,757
FW2032267.UP.FTS.B, 18.58%, 11/12/24 . 4,345 624
L2032406.UP.FTS.B, 19.26%, 11/12/24 ... 5,398 201
L2031921.UP.FTS.B, 19.5%, 11/12/24 .... 4,806 4,750
FW2032368.UP.FTS.B, 20.11%, 11/12/24 . 7,513 7,410
L2033189.UP.FTS.B, 21.52%, 11/12/24 ... 967 956
FW2031299.UP.FTS.B, 21.82%, 11/12/24 . 6,854 6,745
FW2032694.UP.FTS.B, 22.49%, 11/12/24 . 4,875 4,791
L2031497.UP.FTS.B, 23.3%, 11/12/24 .... 1,768 1,739
FW2033085.UP.FTS.B, 25.77%, 11/12/24 . 5,759 5,662
FW2032765.UP.FTS.B, 27.87%, 11/12/24 . 4,934 4,849
FW2031946.UP.FTS.B, 29.18%, 11/12/24 . 5,491 23
FW2030908.UP.FTS.B, 29.29%, 11/12/24 . 3,786 3,726
L2102716.UP.FTS.B, 6.59%, 11/23/24 .... 3,840 3,809
L2103900.UP.FTS.B, 7.28%, 11/23/24 .... 3,849 3,819
L2102014.UP.FTS.B, 8.1%, 11/23/24 ..... 2,625 2,604
L2101938.UP.FTS.B, 8.87%, 11/23/24 .... 2,154 561
L2102521.UP.FTS.B, 9.48%, 11/23/24 .... 5,663 5,619
L2102773.UP.FTS.B, 10.25%, 11/23/24 ... 933 926
L2103582.UP.FTS.B, 11.94%, 11/23/24 ... 4,989 4,949
L2102080.UP.FTS.B, 12.09%, 11/23/24 ... 1,998 1,888
L2101841.UP.FTS.B, 12.19%, 11/23/24 ... 1,106 1,097
L2102945.UP.FTS.B, 12.52%, 11/23/24 ... 4,701 4,668
L2103173.UP.FTS.B, 14.48%, 11/23/24 ... 3,549 3,524
FW2102978.UP.FTS.B, 15.1%, 11/23/24 .. 2,479 2,344
L2101642.UP.FTS.B, 15.95%, 11/23/24 ... 6,064 6,012
L2102263.UP.FTS.B, 17.21%, 11/23/24 ... 1,591 1,578
L2103519.UP.FTS.B, 17.52%, 11/23/24 ... 2,762 2,739
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2102733.UP.FTS.B, 17.97%, 11/23/24 ... $ 5,183 $ 5,141
L2099426.UP.FTS.B, 18.86%, 11/23/24 ... 2,000 1,984
FW2102335.UP.FTS.B, 19.49%, 11/23/24 . 2,003 1,987
L2102908.UP.FTS.B, 19.98%, 11/23/24 ... 1,212 1,146
L2103410.UP.FTS.B, 20.18%, 11/23/24 ... 4,014 3,982
L2103709.UP.FTS.B, 20.75%, 11/23/24 ... 1,769 1,755
L2102185.UP.FTS.B, 21.19%, 11/23/24 ... 6,039 5,991
L2103127.UP.FTS.B, 21.34%, 11/23/24 ... 8,495 8,396
L2101911.UP.FTS.B, 22.18%, 11/23/24 ... 6,641 6,279
L2102659.UP.FTS.B, 22.84%, 11/23/24 ... 6,283 161
FW2102627.UP.FTS.B, 24.07%, 11/23/24 . 3,627 260
FW2103646.UP.FTS.B, 26.77%, 11/23/24 . 2,157 2,124
FW2103253.UP.FTS.B, 27.01%, 11/23/24 . 1,677 493
FW2103254.UP.FTS.B, 28.98%, 11/23/24 . 2,634 2,606
FW2103797.UP.FTS.B, 29.82%, 11/23/24 . 5,776 5,714
L2250253.UP.FTS.B, 5.3%, 12/14/24 .... 20,377 20,183
FW2247150.UP.FTS.B, 7.75%, 12/14/24 .. 4,385 4,346
L2249821.UP.FTS.B, 9.1%, 12/14/24 .... 801 793
L2249474.UP.FTS.B, 9.8%, 12/14/24 .... 1,997 1,978
L2249818.UP.FTS.B, 9.92%, 12/14/24 .... 3,198 3,168
L2248588.UP.FTS.B, 10.67%, 12/14/24 ... 12,010 11,897
L2251137.UP.FTS.B, 11.74%, 12/14/24 ... 20,173 19,987
L2249713.UP.FTS.B, 11.85%, 12/14/24 ... 3,229 3,198
L2249033.UP.FTS.B, 12.44%, 12/14/24 ... 8,046 7,968
L2249391.UP.FTS.B, 12.58%, 12/14/24 ... 1,737 1,719
L2248563.UP.FTS.B, 12.74%, 12/14/24 ... 2,509 2,485
L2251228.UP.FTS.B, 12.94%, 12/14/24 ... 1,216 1,204
L2248952.UP.FTS.B, 12.98%, 12/14/24 ... 5,669 5,615
L2250705.UP.FTS.B, 13.29%, 12/14/24 ... 811 803
L2250256.UP.FTS.B, 14.38%, 12/14/24 ... 5,002 359
L2248867.UP.FTS.B, 14.64%, 12/14/24 ... 4,040 4,001
L2251099.UP.FTS.B, 15.99%, 12/14/24 ... 1,159 1,143
FW2249991.UP.FTS.B, 16.74%, 12/14/24 . 3,684 3,638
L2250280.UP.FTS.B, 16.83%, 12/14/24 ... 4,224 4,151
L2248645.UP.FTS.B, 17.82%, 12/14/24 ... 4,939 4,871
L2249946.UP.FTS.B, 17.98%, 12/14/24 ... 3,285 3,245
L2249171.UP.FTS.B, 19.01%, 12/14/24 ... 5,766 5,694
FW2249440.UP.FTS.B, 19.65%, 12/14/24 . 819 809
L2250240.UP.FTS.B, 20.48%, 12/14/24 ... 827 817
L2250459.UP.FTS.B, 21.22%, 12/14/24 ... 3,646 3,585
L2248558.UP.FTS.B, 21.57%, 12/14/24 ... 829 816
L2251174.UP.FTS.B, 21.98%, 12/14/24 ... 2,906 2,858
FW2250657.UP.FTS.B, 22.04%, 12/14/24 . 830 820
L2238243.UP.FTS.B, 22.69%, 12/14/24 ... 3,505 1,006
L2248667.UP.FTS.B, 22.71%, 12/14/24 ... 1,236 1,215
FW2250596.UP.FTS.B, 22.87%, 12/14/24 . 2,664 2,617
L2249754.UP.FTS.B, 22.91%, 12/14/24 ... 2,749 2,700
FW2249278.UP.FTS.B, 23.56%, 12/14/24 . 1,667 1,647
L2250234.UP.FTS.B, 24.22%, 12/14/24 ... 4,092 4,024
FW2249744.UP.FTS.B, 24.36%, 12/14/24 . 1,611 1,583
FW2251405.UP.FTS.B, 24.46%, 12/14/24 . 1,671 1,644
FW2250179.UP.FTS.B, 25.41%, 12/14/24 . 2,818 2,769
FW2250905.UP.FTS.B, 25.42%, 12/14/24 . 896 –
FW2250656.UP.FTS.B, 26.59%, 12/14/24 . 965 948
FW2249531.UP.FTS.B, 27.05%, 12/14/24 . 4,334 2,606
FW2250011.UP.FTS.B, 27.44%, 12/14/24 . 3,536 3,478
FW2250753.UP.FTS.B, 28.29%, 12/14/24 . 2,715 401
FW2249611.UP.FTS.B, 28.33%, 12/14/24 . 1,707 1,679

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2248958.UP.FTS.B, 28.78%, 12/14/24 . $ 1,666 $ (2)
FW2249423.UP.FTS.B, 28.9%, 12/14/24 .. 866 519
FW2250630.UP.FTS.B, 28.93%, 12/14/24 . 1,249 1,228
FW2249206.UP.FTS.B, 28.96%, 12/14/24 . 1,184 1,164
FW2248284.UP.FTS.B, 29.12%, 12/14/24 . 2,780 2,729
L2251006.UP.FTS.B, 6.59%, 12/15/24 .... 1,986 1,969
L2252015.UP.FTS.B, 6.88%, 12/15/24 .... 2,385 2,365
L2253130.UP.FTS.B, 10.71%, 12/15/24 ... 4,827 4,785
L2253004.UP.FTS.B, 13.29%, 12/15/24 ... 6,481 6,424
L2250196.UP.FTS.B, 14.38%, 12/15/24 ... 4,472 4,420
FW2251095.UP.FTS.B, 15.84%, 12/15/24 . 1,625 1,606
FW2251549.UP.FTS.B, 16.2%, 12/15/24 .. 930 914
L2251539.UP.FTS.B, 16.31%, 12/15/24 ... 6,550 6,465
L2253233.UP.FTS.B, 17.76%, 12/15/24 ... 4,515 4,463
L2253008.UP.FTS.B, 17.8%, 12/15/24 .... 3,718 3,671
L2251602.UP.FTS.B, 18.36%, 12/15/24 ... 2,878 2,845
L2252717.UP.FTS.B, 19.17%, 12/15/24 ... 4,120 4,074
FW2251695.UP.FTS.B, 19.28%, 12/15/24 . 6,138 1,700
FW2253350.UP.FTS.B, 19.8%, 12/15/24 .. 3,302 3,251
L2252886.UP.FTS.B, 20.6%, 12/15/24 .... 1,075 1,063
L2249377.UP.FTS.B, 20.67%, 12/15/24 ... 6,206 6,110
L2252058.UP.FTS.B, 20.99%, 12/15/24 ... 994 983
L2240893.UP.FTS.B, 21.21%, 12/15/24 ... 20,715 20,482
FW2252326.UP.FTS.B, 21.53%, 12/15/24 . 6,634 6,560
L2253679.UP.FTS.B, 22.11%, 12/15/24 ... 3,348 3,295
FW2249426.UP.FTS.B, 22.47%, 12/15/24 . 5,427 5,339
FW2251845.UP.FTS.B, 22.89%, 12/15/24 . 1,735 1,708
L2251577.UP.FTS.B, 23.09%, 12/15/24 ... 2,760 2,714
L2253201.UP.FTS.B, 23.48%, 12/15/24 ... 2,501 2,463
FW2253584.UP.FTS.B, 25.02%, 12/15/24 . 15,451 14,554
FW2249116.UP.FTS.B, 28.33%, 12/15/24 . 1,097 1,085
FW2251502.UP.FTS.B, 29.17%, 12/15/24 . 6,483 (13)
FW2250071.UP.FTS.B, 30.65%, 12/15/24 . 5,327 5,025
L2499293.UP.FTS.B, 6.07%, 1/24/25 .... 13,110 13,008
L2491823.UP.FTS.B, 6.34%, 1/24/25 .... 4,100 4,068
FW2498281.UP.FTS.B, 7.12%, 1/24/25 ... 1,102 1,093
L2499253.UP.FTS.B, 7.19%, 1/24/25 .... 34,516 34,250
L2491568.UP.FTS.B, 7.35%, 1/24/25 .... 2,488 2,345
L2499551.UP.FTS.B, 8.93%, 1/24/25 .... 8,256 8,191
L2498976.UP.FTS.B, 9.51%, 1/24/25 .... 12,403 12,306
L2499846.UP.FTS.B, 10.23%, 1/24/25 .... 4,971 4,932
FW2500459.UP.FTS.B, 10.8%, 1/24/25 ... 1,660 122
L2498779.UP.FTS.B, 11.48%, 1/24/25 .... 831 825
L2497791.UP.FTS.B, 11.97%, 1/24/25 .... 3,427 3,238
L2499082.UP.FTS.B, 12.89%, 1/24/25 .... 11,677 11,589
FW2499139.UP.FTS.B, 14.86%, 1/24/25 .. 1,257 1,245
L2499336.UP.FTS.B, 15.49%, 1/24/25 .... 1,302 1,230
L2497860.UP.FTS.B, 16.59%, 1/24/25 .... 1,263 1,250
FW2499341.UP.FTS.B, 16.67%, 1/24/25 .. 1,252 1,239
L2497587.UP.FTS.B, 16.78%, 1/24/25 .... 1,576 1,558
FW2497313.UP.FTS.B, 17.51%, 1/24/25 .. 43,584 41,169
L2495345.UP.FTS.B, 20.06%, 1/24/25 .... 6,365 6,302
L2499854.UP.FTS.B, 22.79%, 1/24/25 .... 5,978 5,919
L2500532.UP.FTS.B, 23.03%, 1/24/25 .... 1,453 1,434
FW2497753.UP.FTS.B, 26.22%, 1/24/25 .. 5,163 5,096
FW2499886.UP.FTS.B, 26.23%, 1/24/25 .. 12,036 11,917
FW2498195.UP.FTS.B, 26.98%, 1/24/25 .. 7,668 7,565
FW2497524.UP.FTS.B, 28.76%, 1/24/25 .. 2,560 2,525
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2497701.UP.FTS.B, 28.96%, 1/24/25 .. $ 3,145 $ 223
FW2496668.UP.FTS.B, 5.04%, 1/25/25 ... 19,315 19,160
L2501009.UP.FTS.B, 5.3%, 1/25/25 ..... 8,176 8,113
L2501544.UP.FTS.B, 6.11%, 1/25/25 ..... 2,868 2,846
L2477274.UP.FTS.B, 6.54%, 1/25/25 .... 5,322 5,281
L2502696.UP.FTS.B, 7.45%, 1/25/25 .... 4,089 4,056
FW2502837.UP.FTS.B, 8.49%, 1/25/25 ... 825 818
L2501769.UP.FTS.B, 8.83%, 1/25/25 .... 8,254 8,190
FW2502102.UP.FTS.B, 9.39%, 1/25/25 ... 827 820
L2501978.UP.FTS.B, 10.16%, 1/25/25 .... 1,657 1,644
L2502709.UP.FTS.B, 10.64%, 1/25/25 .... 14,360 14,250
FW2502461.UP.FTS.B, 10.75%, 1/25/25 .. 2,384 2,364
L2503015.UP.FTS.B, 11.17%, 1/25/25 .... 829 823
FW2503195.UP.FTS.B, 11.21%, 1/25/25 .. 11,212 11,129
L2501275.UP.FTS.B, 11.42%, 1/25/25 .... 2,244 2,226
L2502561.UP.FTS.B, 11.5%, 1/25/25 ..... 2,459 2,441
FW2501076.UP.FTS.B, 12.39%, 1/25/25 .. 722 715
L2500956.UP.FTS.B, 13.21%, 1/25/25 .... 2,399 2,380
L2501451.UP.FTS.B, 13.58%, 1/25/25 .... 997 989
FW2503345.UP.FTS.B, 13.6%, 1/25/25 ... 2,507 2,488
FW2503482.UP.FTS.B, 16.69%, 1/25/25 .. 926 917
L2502390.UP.FTS.B, 16.88%, 1/25/25 .... 842 834
FW2501793.UP.FTS.B, 17.35%, 1/25/25 .. 1,687 1,670
FW2501790.UP.FTS.B, 20.53%, 1/25/25 .. 1,470 1,447
L2502079.UP.FTS.B, 20.91%, 1/25/25 .... 4,252 4,211
L2502143.UP.FTS.B, 21.34%, 1/25/25 .... 10,214 10,086
L2501394.UP.FTS.B, 21.45%, 1/25/25 .... 10,883 10,746
L2500631.UP.FTS.B, 22.56%, 1/25/25 .... 8,536 8,428
L2501802.UP.FTS.B, 23.18%, 1/25/25 .... 855 844
FW2502139.UP.FTS.B, 27.5%, 1/25/25 ... 5,177 5,113
FW2501617.UP.FTS.B, 27.92%, 1/25/25 .. 17,272 17,057
FW2502835.UP.FTS.B, 28.01%, 1/25/25 .. 3,334 59
FW2503206.UP.FTS.B, 28.84%, 1/25/25 .. 1,062 1,044
FW2503051.UP.FTS.B, 29.1%, 1/25/25 ... 894 882
FW1729136.UP.FTS.B, 30.45%, 2/17/25 .. 4,232 3,982
L1902733.UP.FTS.B, 21.31%, 3/22/25 .... 4,144 3,912
L1900722.UP.FTS.B, 23.23%, 3/22/25 .... 5,213 31
L2031949.UP.FTS.B, 13.15%, 4/12/25 .... 9,904 9,804
L2030998.UP.FTS.B, 20.7%, 4/12/25 .... 9,915 9,753
L2971722.UP.FTS.B, 8.62%, 4/19/25 .... 17,214 17,108
L2972108.UP.FTS.B, 15.03%, 4/19/25 .... 3,002 2,972
L2970836.UP.FTS.B, 15.68%, 4/19/25 .... 4,544 4,514
L2970738.UP.FTS.B, 18.85%, 4/19/25 .... 3,650 3,612
FW2971973.UP.FTS.B, 20.05%, 4/19/25 .. 3,497 3,464
FW2972173.UP.FTS.B, 22.89%, 4/19/25 .. 9,482 9,349
L2103839.UP.FTS.B, 11.98%, 4/23/25 .... 5,120 5,081
L2102178.UP.FTS.B, 21.01%, 4/23/25 .... 2,685 2,540
FW2102772.UP.FTS.B, 25.91%, 4/23/25 .. 4,375 4,320
FW2248798.UP.FTS.B, 28.6%, 5/14/25 ... 1,986 1,954
L2503447.UP.FTS.B, 21.45%, 6/25/25 .... 6,269 6,189
FW1729657.UP.FTS.B, 9.44%, 9/17/26 ... 5,949 5,911
L1729743.UP.FTS.B, 11.64%, 9/17/26 .... 42,850 42,484
L1728160.UP.FTS.B, 12.23%, 9/17/26 .... 4,294 4,258
FW1730300.UP.FTS.B, 13.99%, 9/17/26 .. 4,514 4,460
L1730225.UP.FTS.B, 14.84%, 9/17/26 .... 756 748
L1728895.UP.FTS.B, 14.87%, 9/17/26 .... 2,731 2,703
L1730112.UP.FTS.B, 15.91%, 9/17/26 .... 2,611 2,580
L1729289.UP.FTS.B, 17.07%, 9/17/26 .... 2,621 2,591

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1729863.UP.FTS.B, 17.12%, 9/17/26 .... $ 22,426 $ 21,088
FW1729819.UP.FTS.B, 18.12%, 9/17/26 .. 1,929 1,907
FW1729970.UP.FTS.B, 18.27%, 9/17/26 .. 21,928 21,618
L1729699.UP.FTS.B, 18.77%, 9/17/26 .... 2,830 2,783
L1729786.UP.FTS.B, 18.84%, 9/17/26 .... 5,274 5,199
L1730162.UP.FTS.B, 19.56%, 9/17/26 .... 4,745 344
L1729529.UP.FTS.B, 20.22%, 9/17/26 .... 11,439 11,366
FW1730364.UP.FTS.B, 20.42%, 9/17/26 .. 2,751 403
L1729751.UP.FTS.B, 20.66%, 9/17/26 .... 6,187 6,149
FW1730043.UP.FTS.B, 21.14%, 9/17/26 .. 4,072 4,047
L1729813.UP.FTS.B, 21.17%, 9/17/26 .... 6,398 6,018
FW1729704.UP.FTS.B, 21.57%, 9/17/26 .. 17,730 17,483
L1730077.UP.FTS.B, 21.62%, 9/17/26 .... 6,166 6,068
L1730290.UP.FTS.B, 23.01%, 9/17/26 .... 6,768 6,726
L1730120.UP.FTS.B, 23.06%, 9/17/26 .... 9,837 9,767
L1729719.UP.FTS.B, 23.41%, 9/17/26 .... 8,812 8,752
FW1729408.UP.FTS.B, 23.55%, 9/17/26 .. 3,477 1,009
L1729627.UP.FTS.B, 24.42%, 9/17/26 .... 8,940 8,885
L1729824.UP.FTS.B, 25.14%, 9/17/26 .... 5,903 5,866
L1728842.UP.FTS.B, 25.21%, 9/17/26 .... 17,919 17,811
L1729392.UP.FTS.B, 25.28%, 9/17/26 .... 895 889
FW1729883.UP.FTS.B, 25.62%, 9/17/26 .. 4,477 4,449
L1729688.UP.FTS.B, 26.02%, 9/17/26 .... 1,816 1,708
FW1730296.UP.FTS.B, 27.27%, 9/17/26 .. 7,310 6,936
FW1729216.UP.FTS.B, 28.26%, 9/17/26 .. 4,658 697
FW1729302.UP.FTS.B, 28.5%, 9/17/26 ... 1,266 1,258
FW1730388.UP.FTS.B, 28.64%, 9/17/26 .. 13,928 13,846
FW1729684.UP.FTS.B, 29.1%, 9/17/26 ... 11,093 3,268
FW1729744.UP.FTS.B, 29.63%, 9/17/26 .. 8,161 8,113
FW1729641.UP.FTS.B, 30.22%, 9/17/26 .. 4,359 4,334
FW1729187.UP.FTS.B, 30.3%, 9/17/26 ... 6,594 6,528
FW1728143.UP.FTS.B, 30.44%, 9/17/26 .. 4,816 4,788
FW1730150.UP.FTS.B, 30.64%, 9/17/26 .. 1,076 1,065
FW1729402.UP.FTS.B, 31.22%, 9/17/26 .. 19,128 19,018
FW1727856.UP.FTS.B, 31.23%, 9/17/26 .. 2,553 (21)
FW1728162.UP.FTS.B, 31.41%, 9/17/26 .. 2,745 2,727
FW1730036.UP.FTS.B, 31.55%, 9/17/26 .. 7,167 6,953
FW1729390.UP.FTS.B, 32.18%, 9/17/26 .. 2,137 2,121
FW1728926.UP.FTS.B, 32.35%, 9/17/26 .. 2,510 2,492
FW1729788.UP.FTS.B, 32.4%, 9/17/26 ... 4,931 4,902
FW1902353.UP.FTS.B, 5.71%, 10/22/26 .. 11,934 11,884
L1902780.UP.FTS.B, 7.49%, 10/22/26 .... 5,975 5,939
L1902219.UP.FTS.B, 10.65%, 10/22/26 ... 8,678 8,611
L1901633.UP.FTS.B, 11.17%, 10/22/26 ... 4,347 4,313
L1901059.UP.FTS.B, 11.8%, 10/22/26 .... 3,464 3,436
L1901748.UP.FTS.B, 12.93%, 10/22/26 ... 7,850 7,790
L1902477.UP.FTS.B, 13.65%, 10/22/26 ... 8,756 8,690
FW1902782.UP.FTS.B, 14.11%, 10/22/26 . 17,516 17,385
L1901083.UP.FTS.B, 14.22%, 10/22/26 ... 3,952 3,923
L1901955.UP.FTS.B, 15.79%, 10/22/26 ... 8,949 8,427
L1902333.UP.FTS.B, 15.82%, 10/22/26 ... 21,186 20,964
FW1901571.UP.FTS.B, 16.95%, 10/22/26 . 11,073 10,958
L1901582.UP.FTS.B, 17.7%, 10/22/26 .... 18,823 18,628
L1901001.UP.FTS.B, 18.48%, 10/22/26 ... 4,001 3,940
FW1901195.UP.FTS.B, 18.66%, 10/22/26 . 2,048 2,022
L1901585.UP.FTS.B, 18.87%, 10/22/26 ... 1,492 1,468
L1902177.UP.FTS.B, 19.16%, 10/22/26 ... 16,886 16,669
L1901212.UP.FTS.B, 19.55%, 10/22/26 ... 5,371 5,339
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1902855.UP.FTS.B, 19.55%, 10/22/26 ... $ 2,678 $ 2,644
L1901595.UP.FTS.B, 20.19%, 10/22/26 ... 4,114 4,062
L1900981.UP.FTS.B, 20.57%, 10/22/26 ... 3,142 2,959
L1901936.UP.FTS.B, 21.29%, 10/22/26 ... 9,870 9,821
FW1902510.UP.FTS.B, 21.87%, 10/22/26 . 17,974 17,886
L1902424.UP.FTS.B, 22.14%, 10/22/26 ... 11,602 11,545
L1902840.UP.FTS.B, 22.56%, 10/22/26 ... 11,795 11,643
L1901067.UP.FTS.B, 23.17%, 10/22/26 ... 13,528 13,464
L1900642.UP.FTS.B, 23.33%, 10/22/26 ... 4,298 146
FW1902786.UP.FTS.B, 23.49%, 10/22/26 . 9,851 9,800
L1902567.UP.FTS.B, 23.92%, 10/22/26 ... 22,597 22,465
L1901771.UP.FTS.B, 24.44%, 10/22/26 ... 4,878 4,823
L1901141.UP.FTS.B, 24.79%, 10/22/26 ... 1,810 1,801
FW1901677.UP.FTS.B, 24.92%, 10/22/26 . 28,645 2,034
L1902683.UP.FTS.B, 25.19%, 10/22/26 ... 10,880 10,829
L1901660.UP.FTS.B, 25.23%, 10/22/26 ... 1,542 1,535
L1901951.UP.FTS.B, 25.24%, 10/22/26 ... 2,176 2,166
FW1902836.UP.FTS.B, 25.41%, 10/22/26 . 44,873 44,630
L1902657.UP.FTS.B, 25.42%, 10/22/26 ... 1,917 1,905
L1902485.UP.FTS.B, 25.47%, 10/22/26 ... 1,395 411
L1900275.UP.FTS.B, 25.48%, 10/22/26 ... 1,921 1,891
L1901089.UP.FTS.B, 25.48%, 10/22/26 ... 917 872
FW1902401.UP.FTS.B, 25.71%, 10/22/26 . 4,267 4,243
L1902021.UP.FTS.B, 25.72%, 10/22/26 ... 2,361 2,350
FW1902199.UP.FTS.B, 26.04%, 10/22/26 . 3,816 3,799
L1901920.UP.FTS.B, 26.18%, 10/22/26 ... 2,558 34
FW1902581.UP.FTS.B, 26.52%, 10/22/26 . 19,193 395
FW1902833.UP.FTS.B, 26.75%, 10/22/26 . 46,486 13,713
FW1902133.UP.FTS.B, 27.21%, 10/22/26 . 18,227 18,144
FW1886406.UP.FTS.B, 27.97%, 10/22/26 . 11,059 11,004
FW1901053.UP.FTS.B, 28.68%, 10/22/26 . 3,201 3,187
FW1902473.UP.FTS.B, 30%, 10/22/26 ... 5,811 405
FW1901054.UP.FTS.B, 30.7%, 10/22/26 .. 1,049 (2)
FW1901629.UP.FTS.B, 31%, 10/22/26 ... 3,954 3,937
FW1901509.UP.FTS.B, 31.16%, 10/22/26 . 7,487 7,121
FW1902391.UP.FTS.B, 31.19%, 10/22/26 . 3,300 3,285
FW1901303.UP.FTS.B, 31.21%, 10/22/26 . 3,496 3,481
FW1900628.UP.FTS.B, 31.23%, 10/22/26 . 1,012 1,008
FW1902299.UP.FTS.B, 31.27%, 10/22/26 . 7,308 7,272
FW1902681.UP.FTS.B, 31.63%, 10/22/26 . 7,367 7,336
FW1901725.UP.FTS.B, 31.78%, 10/22/26 . 12,988 12,353
FW1901994.UP.FTS.B, 32.7%, 10/22/26 .. 7,146 2,148
L2031623.UP.FTS.B, 9.89%, 11/12/26 .... 32,437 32,224
L2032896.UP.FTS.B, 9.9%, 11/12/26 ..... 6,154 6,113
L2031352.UP.FTS.B, 11.14%, 11/12/26 ... 2,179 2,159
L2032147.UP.FTS.B, 11.65%, 11/12/26 ... 7,073 7,008
L2032600.UP.FTS.B, 12.19%, 11/12/26 ... 6,642 6,581
L2032561.UP.FTS.B, 12.57%, 11/12/26 ... 13,312 13,191
FW2032979.UP.FTS.B, 12.77%, 11/12/26 . 7,097 7,032
L2032884.UP.FTS.B, 12.78%, 11/12/26 ... 7,097 7,033
FW2032727.UP.FTS.B, 12.91%, 11/12/26 . 3,106 3,078
L2032885.UP.FTS.B, 12.92%, 11/12/26 ... 4,327 4,287
L2032155.UP.FTS.B, 12.96%, 11/12/26 ... 7,111 7,047
FW2031248.UP.FTS.B, 13.13%, 11/12/26 . 6,923 6,861
FW2032795.UP.FTS.B, 13.19%, 11/12/26 . 7,105 7,042
L2030856.UP.FTS.B, 13.22%, 11/12/26 ... 8,412 8,329
L2030962.UP.FTS.B, 13.54%, 11/12/26 ... 7,037 6,973
FW2032278.UP.FTS.B, 13.85%, 11/12/26 . 4,414 4,374

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2032791.UP.FTS.B, 14.03%, 11/12/26 ... $ 2,641 $ 2,616
L2032226.UP.FTS.B, 14.31%, 11/12/26 ... 21,715 21,518
L2031496.UP.FTS.B, 14.48%, 11/12/26 ... 7,622 548
L2031580.UP.FTS.B, 14.88%, 11/12/26 ... 1,577 1,560
L2032373.UP.FTS.B, 14.92%, 11/12/26 ... 8,926 8,847
FW2032722.UP.FTS.B, 14.98%, 11/12/26 . 7,142 7,079
L2030829.UP.FTS.B, 14.99%, 11/12/26 ... 14,481 7,615
L2032174.UP.FTS.B, 15.1%, 11/12/26 .... 6,251 6,196
FW2032454.UP.FTS.B, 15.76%, 11/12/26 . 5,148 5,058
L2032268.UP.FTS.B, 15.84%, 11/12/26 ... 18,941 18,688
L2033071.UP.FTS.B, 15.91%, 11/12/26 ... 3,244 3,214
FW2031845.UP.FTS.B, 15.93%, 11/12/26 . 13,715 7,615
FW2032747.UP.FTS.B, 16.19%, 11/12/26 . 14,076 1,991
FW2032538.UP.FTS.B, 16.45%, 11/12/26 . 4,482 4,443
L2032366.UP.FTS.B, 16.55%, 11/12/26 ... 6,994 6,930
L2033082.UP.FTS.B, 16.64%, 11/12/26 ... 15,103 14,967
L2030808.UP.FTS.B, 16.75%, 11/12/26 ... 7,626 7,559
FW2032502.UP.FTS.B, 16.77%, 11/12/26 . 7,178 7,115
L2033005.UP.FTS.B, 16.99%, 11/12/26 ... 3,581 3,534
L2033008.UP.FTS.B, 17.14%, 11/12/26 ... 5,748 5,674
L2031106.UP.FTS.B, 17.27%, 11/12/26 ... 7,027 6,933
L2031479.UP.FTS.B, 17.32%, 11/12/26 ... 13,570 13,396
L2032509.UP.FTS.B, 17.7%, 11/12/26 .... 3,194 1,772
L2030768.UP.FTS.B, 17.71%, 11/12/26 ... 4,498 4,440
L2032284.UP.FTS.B, 17.94%, 11/12/26 ... 4,506 4,433
L2032006.UP.FTS.B, 17.99%, 11/12/26 ... 5,579 5,479
FW2032396.UP.FTS.B, 18.3%, 11/12/26 .. 14,417 3,989
L2031481.UP.FTS.B, 18.31%, 11/12/26 ... 8,794 8,676
FW2031117.UP.FTS.B, 18.34%, 11/12/26 . 9,011 8,868
L2032837.UP.FTS.B, 18.39%, 11/12/26 ... 9,012 8,896
L2030864.UP.FTS.B, 18.46%, 11/12/26 ... 8,653 8,578
L2030865.UP.FTS.B, 18.88%, 11/12/26 ... 2,747 2,695
L2032849.UP.FTS.B, 19.14%, 11/12/26 ... 10,835 10,697
FW2032194.UP.FTS.B, 19.49%, 11/12/26 . 6,778 6,671
L2030806.UP.FTS.B, 19.55%, 11/12/26 ... 3,616 3,559
FW2032947.UP.FTS.B, 19.59%, 11/12/26 . 22,646 22,452
L2031425.UP.FTS.B, 19.77%, 11/12/26 ... 5,625 5,533
L2031289.UP.FTS.B, 19.82%, 11/12/26 ... 7,236 7,122
L2032060.UP.FTS.B, 20.25%, 11/12/26 ... 5,433 5,348
L2032905.UP.FTS.B, 20.65%, 11/12/26 ... 3,270 482
L2032195.UP.FTS.B, 20.89%, 11/12/26 ... 9,070 8,928
L2032456.UP.FTS.B, 20.93%, 11/12/26 ... 1,359 1,337
L2030959.UP.FTS.B, 21.08%, 11/12/26 ... 7,035 6,893
L2030794.UP.FTS.B, 21.21%, 11/12/26 ... 1,543 1,519
L2032266.UP.FTS.B, 21.24%, 11/12/26 ... 4,548 4,503
L2032324.UP.FTS.B, 21.35%, 11/12/26 ... 11,805 11,698
L2032168.UP.FTS.B, 21.6%, 11/12/26 .... 8,674 8,564
FW2027921.UP.FTS.B, 21.63%, 11/12/26 . 1,882 271
FW2032858.UP.FTS.B, 21.65%, 11/12/26 . 14,487 1,045
FW2032674.UP.FTS.B, 21.86%, 11/12/26 . 1,381 819
FW2033134.UP.FTS.B, 22.19%, 11/12/26 . 7,057 6,990
L2031176.UP.FTS.B, 22.37%, 11/12/26 ... 8,569 2,388
FW2032681.UP.FTS.B, 22.41%, 11/12/26 . 2,302 1,321
L2032742.UP.FTS.B, 22.42%, 11/12/26 ... 2,660 2,617
L2033183.UP.FTS.B, 22.68%, 11/12/26 ... 2,843 2,814
FW2032923.UP.FTS.B, 22.87%, 11/12/26 . 5,652 833
L2031168.UP.FTS.B, 24.05%, 11/12/26 ... 4,570 4,529
L2029169.UP.FTS.B, 24.06%, 11/12/26 ... 10,863 10,759
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2032183.UP.FTS.B, 24.12%, 11/12/26 ... $ 9,142 $ 9,060
FW2032995.UP.FTS.B, 24.13%, 11/12/26 . 2,743 2,700
FW2031872.UP.FTS.B, 24.66%, 11/12/26 . 27,466 27,221
L2031986.UP.FTS.B, 24.81%, 11/12/26 ... 9,137 9,054
FW2033202.UP.FTS.B, 25.01%, 11/12/26 . 14,494 14,354
L2032407.UP.FTS.B, 25.01%, 11/12/26 ... 1,103 1,093
L2032352.UP.FTS.B, 25.02%, 11/12/26 ... 9,557 1,410
L2031441.UP.FTS.B, 25.1%, 11/12/26 .... 3,462 2,062
L2031569.UP.FTS.B, 25.11%, 11/12/26 ... 4,123 4,086
L2030665.UP.FTS.B, 25.13%, 11/12/26 ... 4,204 605
L2032689.UP.FTS.B, 25.21%, 11/12/26 ... 5,315 5,233
FW2031174.UP.FTS.B, 25.25%, 11/12/26 . 8,726 8,642
L2032525.UP.FTS.B, 25.33%, 11/12/26 ... 917 902
L2031372.UP.FTS.B, 25.41%, 11/12/26 ... 2,400 172
L2031753.UP.FTS.B, 25.41%, 11/12/26 ... 2,470 176
L2031145.UP.FTS.B, 25.44%, 11/12/26 ... 4,310 4,243
L2030886.UP.FTS.B, 25.5%, 11/12/26 .... 18,984 18,815
L2031934.UP.FTS.B, 25.51%, 11/12/26 ... 2,751 2,727
FW2032331.UP.FTS.B, 25.7%, 11/12/26 .. 1,819 1,790
L2030633.UP.FTS.B, 25.9%, 11/12/26 .... 2,341 93
L2032092.UP.FTS.B, 26.07%, 11/12/26 ... 7,509 539
FW2031600.UP.FTS.B, 26.6%, 11/12/26 .. 4,626 4,583
FW2032655.UP.FTS.B, 26.61%, 11/12/26 . 5,686 837
FW2030941.UP.FTS.B, 26.62%, 11/12/26 . 27,248 26,998
FW2031539.UP.FTS.B, 26.65%, 11/12/26 . 4,597 4,557
L2032677.UP.FTS.B, 26.71%, 11/12/26 ... 7,357 7,292
FW2032771.UP.FTS.B, 26.84%, 11/12/26 . 3,220 3,191
FW2032877.UP.FTS.B, 27.2%, 11/12/26 .. 4,570 4,528
FW2003411.UP.FTS.B, 27.5%, 11/12/26 .. 6,857 6,793
FW2032753.UP.FTS.B, 27.55%, 11/12/26 . 1,287 1,276
FW2031662.UP.FTS.B, 27.63%, 11/12/26 . 7,381 527
FW2031263.UP.FTS.B, 27.74%, 11/12/26 . 3,714 3,680
FW2032946.UP.FTS.B, 27.87%, 11/12/26 . 23,088 22,867
FW2033112.UP.FTS.B, 29.26%, 11/12/26 . 5,865 417
FW2032549.UP.FTS.B, 29.36%, 11/12/26 . 2,312 2,292
FW2033144.UP.FTS.B, 29.76%, 11/12/26 . 2,777 2,753
FW2032040.UP.FTS.B, 29.84%, 11/12/26 . 1,667 1,653
FW2032799.UP.FTS.B, 29.91%, 11/12/26 . 2,222 2,203
FW2030797.UP.FTS.B, 30%, 11/12/26 ... 21,045 20,845
FW2033131.UP.FTS.B, 30.02%, 11/12/26 . 964 946
FW2033213.UP.FTS.B, 30.17%, 11/12/26 . 1,390 1,377
FW2031474.UP.FTS.B, 30.22%, 11/12/26 . 3,143 3,115
FW2032450.UP.FTS.B, 30.43%, 11/12/26 . 4,068 (9)
FW2031432.UP.FTS.B, 30.62%, 11/12/26 . 3,972 2,380
FW2031182.UP.FTS.B, 30.67%, 11/12/26 . 3,875 270
FW2031644.UP.FTS.B, 30.67%, 11/12/26 . 1,669 1,655
FW2032197.UP.FTS.B, 30.75%, 11/12/26 . 1,906 557
FW2031627.UP.FTS.B, 30.86%, 11/12/26 . 4,638 4,598
FW2032625.UP.FTS.B, 30.96%, 11/12/26 . 684 672
FW2031985.UP.FTS.B, 31%, 11/12/26 ... 1,846 1,822
FW2031873.UP.FTS.B, 31.05%, 11/12/26 . 928 920
FW2032325.UP.FTS.B, 31.07%, 11/12/26 . 1,114 1,104
FW2031596.UP.FTS.B, 31.1%, 11/12/26 .. 5,144 5,095
FW2032994.UP.FTS.B, 31.15%, 11/12/26 . 2,848 2,822
FW2033066.UP.FTS.B, 31.16%, 11/12/26 . 6,776 6,718
FW2033143.UP.FTS.B, 31.21%, 11/12/26 . 19,066 5,560
FW2032496.UP.FTS.B, 31.23%, 11/12/26 . 8,559 (103)
FW2032619.UP.FTS.B, 31.24%, 11/12/26 . 18,206 1,288

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2033181.UP.FTS.B, 31.25%, 11/12/26 . $ 2,196 $ (38)
FW2031715.UP.FTS.B, 31.33%, 11/12/26 . 4,457 4,418
FW2033208.UP.FTS.B, 31.39%, 11/12/26 . 3,537 3,504
FW2019354.UP.FTS.B, 31.57%, 11/12/26 . 6,003 1,745
FW2033190.UP.FTS.B, 31.59%, 11/12/26 . 2,105 146
FW2032062.UP.FTS.B, 31.82%, 11/12/26 . 3,429 242
FW2032397.UP.FTS.B, 31.93%, 11/12/26 . 2,290 333
FW2101958.UP.FTS.B, 6.23%, 11/23/26 .. 33,890 33,762
L2101736.UP.FTS.B, 8.06%, 11/23/26 .... 848 843
L2103598.UP.FTS.B, 8.71%, 11/23/26 .... 14,017 13,940
L2102006.UP.FTS.B, 8.84%, 11/23/26 .... 43,820 43,582
FW2103621.UP.FTS.B, 10.34%, 11/23/26 . 5,189 5,149
L2101981.UP.FTS.B, 11.14%, 11/23/26 ... 7,921 7,863
L2102059.UP.FTS.B, 12.22%, 11/23/26 ... 18,815 18,679
L2101522.UP.FTS.B, 12.34%, 11/23/26 ... 29,678 29,466
L2103822.UP.FTS.B, 12.78%, 11/23/26 ... 4,436 4,404
L2101315.UP.FTS.B, 12.86%, 11/23/26 ... 6,211 6,167
L2102939.UP.FTS.B, 13.35%, 11/23/26 ... 3,110 3,088
L2076017.UP.FTS.B, 13.49%, 11/23/26 ... 3,403 3,377
L2095249.UP.FTS.B, 14.31%, 11/23/26 ... 14,257 14,158
L2101974.UP.FTS.B, 14.36%, 11/23/26 ... 7,664 7,611
L2101130.UP.FTS.B, 14.68%, 11/23/26 ... 2,973 770
L2102807.UP.FTS.B, 15.1%, 11/23/26 .... 15,220 15,062
FW2102638.UP.FTS.B, 15.48%, 11/23/26 . 8,026 7,959
L2103246.UP.FTS.B, 15.57%, 11/23/26 ... 2,248 2,222
L2068146.UP.FTS.B, 16.06%, 11/23/26 ... 8,955 8,866
L2102751.UP.FTS.B, 16.5%, 11/23/26 .... 3,591 3,555
L2103150.UP.FTS.B, 16.57%, 11/23/26 ... 5,380 5,344
FW2101751.UP.FTS.B, 16.63%, 11/23/26 . 17,938 17,760
L2102461.UP.FTS.B, 16.75%, 11/23/26 ... 9,090 8,566
L2101428.UP.FTS.B, 17.6%, 11/23/26 .... 13,484 13,352
L2099233.UP.FTS.B, 17.83%, 11/23/26 ... 14,397 14,256
L2050778.UP.FTS.B, 18.01%, 11/23/26 ... 8,102 8,023
FW2101742.UP.FTS.B, 18.05%, 11/23/26 . 6,843 6,776
L2101699.UP.FTS.B, 18.05%, 11/23/26 ... 8,962 8,874
L2102561.UP.FTS.B, 18.92%, 11/23/26 ... 4,484 4,440
L2101597.UP.FTS.B, 19.51%, 11/23/26 ... 6,327 6,266
L2102051.UP.FTS.B, 19.71%, 11/23/26 ... 5,064 5,003
L2103543.UP.FTS.B, 19.91%, 11/23/26 ... 876 864
FW2102941.UP.FTS.B, 20.37%, 11/23/26 . 18,116 18,030
L2102313.UP.FTS.B, 20.5%, 11/23/26 .... 1,351 1,345
L2102253.UP.FTS.B, 20.85%, 11/23/26 ... 7,074 7,041
L2102703.UP.FTS.B, 20.89%, 11/23/26 ... 4,536 4,515
L2103666.UP.FTS.B, 21.53%, 11/23/26 ... 6,610 6,526
L2103089.UP.FTS.B, 22.24%, 11/23/26 ... 7,271 7,237
L2100737.UP.FTS.B, 22.28%, 11/23/26 ... 15,501 15,417
FW2102410.UP.FTS.B, 22.44%, 11/23/26 . 4,658 1,370
L2103055.UP.FTS.B, 22.44%, 11/23/26 ... 1,184 1,170
L2102400.UP.FTS.B, 22.64%, 11/23/26 ... 5,431 5,404
FW2103066.UP.FTS.B, 23.11%, 11/23/26 . 3,367 241
L2101750.UP.FTS.B, 24.17%, 11/23/26 ... 6,224 6,188
L2102299.UP.FTS.B, 24.27%, 11/23/26 ... 5,945 5,919
L2103547.UP.FTS.B, 24.76%, 11/23/26 ... 1,007 998
FW2102727.UP.FTS.B, 24.84%, 11/23/26 . 3,663 3,647
L2103842.UP.FTS.B, 25.11%, 11/23/26 ... 3,665 3,623
L2102211.UP.FTS.B, 25.3%, 11/23/26 .... 917 906
L2101935.UP.FTS.B, 25.31%, 11/23/26 ... 1,192 1,186
L2103945.UP.FTS.B, 25.34%, 11/23/26 ... 2,556 2,541
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2103197.UP.FTS.B, 25.35%, 11/23/26 ... $ 7,411 $ 7,050
L2101880.UP.FTS.B, 25.39%, 11/23/26 ... 2,751 2,739
L2101888.UP.FTS.B, 25.4%, 11/23/26 .... 8,710 8,672
L2103491.UP.FTS.B, 25.4%, 11/23/26 .... 1,005 994
L2102577.UP.FTS.B, 25.42%, 11/23/26 ... 5,410 5,386
L2102346.UP.FTS.B, 25.43%, 11/23/26 ... 4,768 4,747
L2103267.UP.FTS.B, 25.44%, 11/23/26 ... 3,335 239
L2103588.UP.FTS.B, 25.44%, 11/23/26 ... 3,393 3,378
L2103899.UP.FTS.B, 25.44%, 11/23/26 ... 3,280 3,264
L2102933.UP.FTS.B, 25.47%, 11/23/26 ... 2,118 150
FW2102485.UP.FTS.B, 25.59%, 11/23/26 . 483 477
L2101347.UP.FTS.B, 25.68%, 11/23/26 ... 16,686 15,739
L2102991.UP.FTS.B, 25.76%, 11/23/26 ... 3,762 3,746
L2102028.UP.FTS.B, 25.89%, 11/23/26 ... 5,507 5,483
L2052565.UP.FTS.B, 26.09%, 11/23/26 ... 14,968 14,904
FW2101678.UP.FTS.B, 26.5%, 11/23/26 .. 3,217 3,203
L2102238.UP.FTS.B, 26.56%, 11/23/26 ... 7,894 7,841
FW2103284.UP.FTS.B, 27.1%, 11/23/26 .. 3,681 3,666
FW2102544.UP.FTS.B, 27.32%, 11/23/26 . 2,845 845
FW2101640.UP.FTS.B, 28.13%, 11/23/26 . 987 69
FW2103532.UP.FTS.B, 28.75%, 11/23/26 . 9,236 9,198
FW2103644.UP.FTS.B, 29%, 11/23/26 ... 4,668 4,443
FW2101765.UP.FTS.B, 29.07%, 11/23/26 . 3,298 3,140
FW2102776.UP.FTS.B, 29.73%, 11/23/26 . 1,680 1,666
FW2102091.UP.FTS.B, 29.86%, 11/23/26 . 5,308 5,276
FW2101041.UP.FTS.B, 30.44%, 11/23/26 . 6,479 6,453
FW2103334.UP.FTS.B, 30.61%, 11/23/26 . 2,233 68
FW2103858.UP.FTS.B, 30.83%, 11/23/26 . 1,575 111
FW2102371.UP.FTS.B, 30.85%, 11/23/26 . 7,204 7,166
FW2102634.UP.FTS.B, 30.88%, 11/23/26 . 1,429 220
FW2102995.UP.FTS.B, 30.88%, 11/23/26 . 1,176 1,170
FW2103415.UP.FTS.B, 31.09%, 11/23/26 . 12,157 12,089
FW2103786.UP.FTS.B, 31.2%, 11/23/26 .. 1,610 1,601
FW2103069.UP.FTS.B, 31.22%, 11/23/26 . 2,042 2,034
FW2102405.UP.FTS.B, 31.83%, 11/23/26 . 2,231 2,222
FW2102063.UP.FTS.B, 31.99%, 11/23/26 . 14,318 14,263
L2249428.UP.FTS.B, 8.72%, 12/14/26 .... 13,035 12,947
L2250662.UP.FTS.B, 8.88%, 12/14/26 .... 9,798 9,734
L2249279.UP.FTS.B, 9.09%, 12/14/26 .... 4,456 4,428
L2251398.UP.FTS.B, 9.28%, 12/14/26 .... 7,134 7,088
L2250255.UP.FTS.B, 9.36%, 12/14/26 .... 3,354 3,324
L2250829.UP.FTS.B, 9.77%, 12/14/26 .... 1,645 1,630
L2247842.UP.FTS.B, 9.8%, 12/14/26 .... 6,608 6,566
L2251213.UP.FTS.B, 9.85%, 12/14/26 .... 10,718 10,620
FW2251249.UP.FTS.B, 10.34%, 12/14/26 . 16,993 16,838
L2248805.UP.FTS.B, 10.51%, 12/14/26 ... 8,948 8,866
L2249903.UP.FTS.B, 11.03%, 12/14/26 ... 2,688 2,664
FW2249671.UP.FTS.B, 11.35%, 12/14/26 . 17,084 16,966
L2251005.UP.FTS.B, 11.75%, 12/14/26 ... 14,455 14,324
FW2249158.UP.FTS.B, 11.8%, 12/14/26 .. 13,469 13,347
L2251043.UP.FTS.B, 12.11%, 12/14/26 ... 28,758 28,498
L2250070.UP.FTS.B, 12.15%, 12/14/26 ... 6,274 6,217
L2251230.UP.FTS.B, 12.48%, 12/14/26 ... 1,805 1,789
L2249726.UP.FTS.B, 12.59%, 12/14/26 ... 8,099 8,025
L2251302.UP.FTS.B, 12.76%, 12/14/26 ... 5,392 5,343
L2251060.UP.FTS.B, 12.84%, 12/14/26 ... 3,719 943
L2250389.UP.FTS.B, 13.11%, 12/14/26 ... 17,907 17,742
L2247235.UP.FTS.B, 13.18%, 12/14/26 ... 3,605 3,572

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2250820.UP.FTS.B, 13.59%, 12/14/26 ... $ 2,887 $ 2,861
FW2250025.UP.FTS.B, 13.65%, 12/14/26 . 6,769 6,708
FW2249624.UP.FTS.B, 13.82%, 12/14/26 . 4,956 4,911
L2240508.UP.FTS.B, 14.03%, 12/14/26 ... 648 640
L2251167.UP.FTS.B, 14.16%, 12/14/26 ... 7,680 7,611
L2247268.UP.FTS.B, 14.22%, 12/14/26 ... 44,922 44,330
L2249868.UP.FTS.B, 14.41%, 12/14/26 ... 5,425 5,376
FW2249992.UP.FTS.B, 14.49%, 12/14/26 . 955 944
L2250559.UP.FTS.B, 14.84%, 12/14/26 ... 6,808 6,748
L2248700.UP.FTS.B, 14.99%, 12/14/26 ... 7,580 1,038
FW2250857.UP.FTS.B, 15.23%, 12/14/26 . 27,029 26,673
L2250968.UP.FTS.B, 15.57%, 12/14/26 ... 2,346 320
FW2250512.UP.FTS.B, 15.67%, 12/14/26 . 24,440 24,121
L2250750.UP.FTS.B, 16.01%, 12/14/26 ... 3,954 2,191
L2251440.UP.FTS.B, 16.23%, 12/14/26 ... 1,326 1,308
L2249248.UP.FTS.B, 16.43%, 12/14/26 ... 10,839 10,696
L2250291.UP.FTS.B, 16.44%, 12/14/26 ... 7,265 7,171
L2250670.UP.FTS.B, 16.58%, 12/14/26 ... 4,545 4,505
L2250624.UP.FTS.B, 16.92%, 12/14/26 ... 5,459 5,388
L2249982.UP.FTS.B, 16.98%, 12/14/26 ... 1,289 1,271
L2249388.UP.FTS.B, 17.25%, 12/14/26 ... 5,491 5,404
FW2250678.UP.FTS.B, 17.4%, 12/14/26 .. 3,202 3,160
L2249629.UP.FTS.B, 17.8%, 12/14/26 .... 5,789 5,737
L2249002.UP.FTS.B, 18.13%, 12/14/26 ... 3,194 3,143
L2250560.UP.FTS.B, 18.18%, 12/14/26 ... 9,125 8,981
FW2248499.UP.FTS.B, 18.23%, 12/14/26 . 4,695 2,613
FW2248341.UP.FTS.B, 18.43%, 12/14/26 . 23,017 22,725
L2248252.UP.FTS.B, 18.48%, 12/14/26 ... 2,740 2,696
FW2249113.UP.FTS.B, 18.58%, 12/14/26 . 22,834 22,473
FW2250867.UP.FTS.B, 18.63%, 12/14/26 . 37,442 10,385
FW2249102.UP.FTS.B, 18.66%, 12/14/26 . 5,482 5,395
L2248897.UP.FTS.B, 18.73%, 12/14/26 ... 2,156 157
L2249404.UP.FTS.B, 18.82%, 12/14/26 ... 3,656 3,598
L2250926.UP.FTS.B, 19.09%, 12/14/26 ... 15,930 15,681
L2250154.UP.FTS.B, 19.32%, 12/14/26 ... 9,150 9,032
L2250893.UP.FTS.B, 19.53%, 12/14/26 ... 18,477 18,244
L2250499.UP.FTS.B, 19.65%, 12/14/26 ... 3,297 3,254
L2251037.UP.FTS.B, 19.7%, 12/14/26 .... 1,648 1,627
L2249412.UP.FTS.B, 19.96%, 12/14/26 ... 1,863 1,837
L2248975.UP.FTS.B, 19.98%, 12/14/26 ... 9,670 9,538
FW2251119.UP.FTS.B, 20.09%, 12/14/26 . 1,833 1,810
L2249393.UP.FTS.B, 20.1%, 12/14/26 .... 4,797 144
L2249483.UP.FTS.B, 20.19%, 12/14/26 ... 9,168 9,023
FW2250352.UP.FTS.B, 20.38%, 12/14/26 . 27,538 27,101
FW2250365.UP.FTS.B, 20.49%, 12/14/26 . 27,315 26,955
L2250843.UP.FTS.B, 20.5%, 12/14/26 .... 5,047 4,967
L2250558.UP.FTS.B, 20.67%, 12/14/26 ... 7,434 7,363
L2251409.UP.FTS.B, 20.71%, 12/14/26 ... 11,015 10,841
L2251393.UP.FTS.B, 20.81%, 12/14/26 ... 4,549 4,502
FW2246646.UP.FTS.B, 21.08%, 12/14/26 . 4,746 1,366
L2249780.UP.FTS.B, 21.14%, 12/14/26 ... 7,350 7,280
L2250723.UP.FTS.B, 21.16%, 12/14/26 ... 3,387 496
L2248430.UP.FTS.B, 21.51%, 12/14/26 ... 1,200 634
L2250707.UP.FTS.B, 21.52%, 12/14/26 ... 5,554 3,089
L2249030.UP.FTS.B, 21.69%, 12/14/26 ... 2,024 1,992
L2249288.UP.FTS.B, 21.82%, 12/14/26 ... 4,969 4,921
L2249149.UP.FTS.B, 21.87%, 12/14/26 ... 9,203 9,058
FW2248314.UP.FTS.B, 21.92%, 12/14/26 . 3,221 3,191
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2249898.UP.FTS.B, 22.33%, 12/14/26 ... $ 20,241 $ 19,981
L2250188.UP.FTS.B, 22.59%, 12/14/26 ... 4,514 4,471
L2251333.UP.FTS.B, 22.77%, 12/14/26 ... 14,980 14,828
L2250436.UP.FTS.B, 22.79%, 12/14/26 ... 16,599 16,440
L2249183.UP.FTS.B, 22.87%, 12/14/26 ... 3,228 3,197
L2250392.UP.FTS.B, 22.93%, 12/14/26 ... 2,952 2,923
L2250810.UP.FTS.B, 23.01%, 12/14/26 ... 6,459 6,397
FW2251497.UP.FTS.B, 23.11%, 12/14/26 . 5,531 5,432
L2249529.UP.FTS.B, 23.39%, 12/14/26 ... 9,237 9,141
L2250010.UP.FTS.B, 23.56%, 12/14/26 ... 4,618 4,574
FW2248500.UP.FTS.B, 23.6%, 12/14/26 .. 2,771 2,745
FW2248932.UP.FTS.B, 23.62%, 12/14/26 . 1,859 1,840
L2249765.UP.FTS.B, 23.67%, 12/14/26 ... 3,695 3,660
L2250302.UP.FTS.B, 23.69%, 12/14/26 ... 6,487 1,867
L2250948.UP.FTS.B, 23.7%, 12/14/26 .... 41,576 41,178
L2250450.UP.FTS.B, 23.85%, 12/14/26 ... 1,386 1,373
L2248306.UP.FTS.B, 23.97%, 12/14/26 ... 23,111 22,890
FW2249399.UP.FTS.B, 24.09%, 12/14/26 . 4,161 4,096
L2249615.UP.FTS.B, 24.09%, 12/14/26 ... 3,699 3,663
L2251175.UP.FTS.B, 24.32%, 12/14/26 ... 5,301 77
L2250334.UP.FTS.B, 24.44%, 12/14/26 ... 8,050 7,924
L2250245.UP.FTS.B, 24.75%, 12/14/26 ... 1,850 1,833
L2251223.UP.FTS.B, 24.89%, 12/14/26 ... 5,557 5,486
L2250314.UP.FTS.B, 24.91%, 12/14/26 ... 3,242 3,215
L2249605.UP.FTS.B, 24.93%, 12/14/26 ... 4,087 291
L2249782.UP.FTS.B, 24.98%, 12/14/26 ... 3,891 3,853
L2248144.UP.FTS.B, 25.08%, 12/14/26 ... 4,387 2,619
L2250779.UP.FTS.B, 25.12%, 12/14/26 ... 1,761 1,744
L2249254.UP.FTS.B, 25.13%, 12/14/26 ... 7,413 7,342
L2248450.UP.FTS.B, 25.14%, 12/14/26 ... 5,548 5,477
L2249986.UP.FTS.B, 25.21%, 12/14/26 ... 1,670 1,653
L2248417.UP.FTS.B, 25.23%, 12/14/26 ... 2,039 2,020
L2249856.UP.FTS.B, 25.32%, 12/14/26 ... 1,112 1,102
L2240158.UP.FTS.B, 25.37%, 12/14/26 ... 10,757 10,588
L2250087.UP.FTS.B, 25.37%, 12/14/26 ... 862 849
L2248877.UP.FTS.B, 25.38%, 12/14/26 ... 2,967 2,920
L2249823.UP.FTS.B, 25.41%, 12/14/26 ... 4,240 4,185
L2249987.UP.FTS.B, 25.42%, 12/14/26 ... 1,920 1,900
L2251395.UP.FTS.B, 25.45%, 12/14/26 ... 2,040 2,021
L2251149.UP.FTS.B, 25.46%, 12/14/26 ... 2,320 2,296
L2249309.UP.FTS.B, 25.75%, 12/14/26 ... 3,897 3,859
L2250992.UP.FTS.B, 25.92%, 12/14/26 ... 9,290 9,194
FW2250494.UP.FTS.B, 25.95%, 12/14/26 . 3,713 3,677
L2247535.UP.FTS.B, 25.95%, 12/14/26 ... 6,360 6,251
FW2249943.UP.FTS.B, 25.97%, 12/14/26 . 19,164 5,567
FW2250385.UP.FTS.B, 26.11%, 12/14/26 . 2,689 2,647
FW2248550.UP.FTS.B, 26.2%, 12/14/26 .. 4,179 4,139
L2249257.UP.FTS.B, 26.38%, 12/14/26 ... 8,175 8,097
FW2248463.UP.FTS.B, 26.66%, 12/14/26 . 2,789 2,762
FW2248876.UP.FTS.B, 27.04%, 12/14/26 . 1,967 139
FW2251276.UP.FTS.B, 27.23%, 12/14/26 . 11,298 1,670
FW2250572.UP.FTS.B, 27.63%, 12/14/26 . 10,244 10,146
FW2248164.UP.FTS.B, 27.68%, 12/14/26 . 5,697 1,656
FW2249342.UP.FTS.B, 27.92%, 12/14/26 . 5,446 5,386
FW2251120.UP.FTS.B, 28.37%, 12/14/26 . 12,124 12,008
FW2249976.UP.FTS.B, 28.77%, 12/14/26 . 1,812 1,793
FW2250016.UP.FTS.B, 29.36%, 12/14/26 . 6,441 451
FW2248226.UP.FTS.B, 29.45%, 12/14/26 . 2,803 2,777

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2250989.UP.FTS.B, 29.6%, 12/14/26 .. $ 2,051 $ 2,032
FW2246912.UP.FTS.B, 29.61%, 12/14/26 . 2,804 2,777
FW2250225.UP.FTS.B, 30.13%, 12/14/26 . 1,501 1,486
FW2250294.UP.FTS.B, 30.29%, 12/14/26 . 5,616 5,562
FW2249682.UP.FTS.B, 30.35%, 12/14/26 . 1,572 1,556
FW2249951.UP.FTS.B, 30.44%, 12/14/26 . 1,889 1,871
FW2248119.UP.FTS.B, 30.63%, 12/14/26 . 2,621 386
FW2249983.UP.FTS.B, 30.63%, 12/14/26 . 1,799 1,781
FW2250251.UP.FTS.B, 30.69%, 12/14/26 . 5,436 5,380
FW2251385.UP.FTS.B, 30.75%, 12/14/26 . 5,245 5,163
FW2249282.UP.FTS.B, 30.76%, 12/14/26 . 1,278 89
FW2250230.UP.FTS.B, 30.8%, 12/14/26 .. 3,354 237
FW2249049.UP.FTS.B, 30.95%, 12/14/26 . 5,900 5,843
FW2249935.UP.FTS.B, 30.97%, 12/14/26 . 3,592 2,156
FW2247285.UP.FTS.B, 30.98%, 12/14/26 . 5,622 5,569
FW2250818.UP.FTS.B, 31.04%, 12/14/26 . 2,347 2,323
FW2251021.UP.FTS.B, 31.06%, 12/14/26 . 1,908 559
FW2248810.UP.FTS.B, 31.08%, 12/14/26 . 2,541 177
FW2248234.UP.FTS.B, 31.09%, 12/14/26 . 7,779 7,705
FW2250276.UP.FTS.B, 31.09%, 12/14/26 . 1,607 963
FW2251092.UP.FTS.B, 31.1%, 12/14/26 .. 1,781 1,764
FW2250801.UP.FTS.B, 31.11%, 12/14/26 . 2,692 2,661
FW2249041.UP.FTS.B, 31.12%, 12/14/26 . 1,031 1,021
FW2250974.UP.FTS.B, 31.12%, 12/14/26 . 3,093 3,064
FW2251215.UP.FTS.B, 31.16%, 12/14/26 . 3,843 3,807
FW2251477.UP.FTS.B, 31.16%, 12/14/26 . 1,466 101
FW2248893.UP.FTS.B, 31.17%, 12/14/26 . 1,687 1,671
FW2250257.UP.FTS.B, 31.18%, 12/14/26 . 1,443 212
FW2249653.UP.FTS.B, 31.19%, 12/14/26 . 3,562 3,528
FW2251105.UP.FTS.B, 31.21%, 12/14/26 . 34,800 2,459
FW2251410.UP.FTS.B, 31.25%, 12/14/26 . 4,344 4,302
FW2249397.UP.FTS.B, 31.37%, 12/14/26 . 1,500 1,486
FW2250341.UP.FTS.B, 31.55%, 12/14/26 . 4,203 292
FW2249720.UP.FTS.B, 31.6%, 12/14/26 .. 9,285 645
FW2247969.UP.FTS.B, 31.61%, 12/14/26 . 5,960 5,903
FW2251100.UP.FTS.B, 31.72%, 12/14/26 . 1,955 136
FW2250563.UP.FTS.B, 31.74%, 12/14/26 . 3,096 3,067
L2251963.UP.FTS.B, 7.31%, 12/15/26 .... 11,071 11,002
L2252296.UP.FTS.B, 8.02%, 12/15/26 .... 13,328 13,247
L2141755.UP.FTS.B, 8.51%, 12/15/26 .... 43,914 43,643
L2251219.UP.FTS.B, 8.53%, 12/15/26 .... 2,225 2,212
L2252339.UP.FTS.B, 8.65%, 12/15/26 .... 22,253 22,119
L2252737.UP.FTS.B, 8.71%, 12/15/26 .... 18,696 18,584
L2252298.UP.FTS.B, 8.83%, 12/15/26 .... 2,868 2,849
L2252476.UP.FTS.B, 9.18%, 12/15/26 .... 8,915 8,862
FW2253701.UP.FTS.B, 10.99%, 12/15/26 . 11,399 11,300
L2253738.UP.FTS.B, 11.28%, 12/15/26 ... 26,901 26,674
L2247794.UP.FTS.B, 12.65%, 12/15/26 ... 4,050 4,016
FW2253414.UP.FTS.B, 13.43%, 12/15/26 . 3,607 3,578
L2253650.UP.FTS.B, 13.61%, 12/15/26 ... 5,865 5,816
L2253574.UP.FTS.B, 13.77%, 12/15/26 ... 1,805 1,790
L2253384.UP.FTS.B, 13.79%, 12/15/26 ... 10,832 10,743
L2251912.UP.FTS.B, 13.91%, 12/15/26 ... 3,160 3,134
L2253091.UP.FTS.B, 14.6%, 12/15/26 .... 27,086 26,865
L2252906.UP.FTS.B, 14.66%, 12/15/26 ... 10,042 9,961
L2252920.UP.FTS.B, 14.66%, 12/15/26 ... 2,714 2,692
L2252226.UP.FTS.B, 14.86%, 12/15/26 ... 45,257 44,890
L2252357.UP.FTS.B, 15.18%, 12/15/26 ... 5,290 5,245
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2252931.UP.FTS.B, 15.49%, 12/15/26 ... $ 3,129 $ 3,090
FW2249675.UP.FTS.B, 16.01%, 12/15/26 . 13,636 13,472
L2251599.UP.FTS.B, 16.33%, 12/15/26 ... 2,544 2,513
L2252976.UP.FTS.B, 16.75%, 12/15/26 ... 5,788 5,717
L2252902.UP.FTS.B, 16.77%, 12/15/26 ... 15,461 15,276
FW2253272.UP.FTS.B, 17.07%, 12/15/26 . 10,985 10,825
L2252701.UP.FTS.B, 17.13%, 12/15/26 ... 13,654 13,491
L2252199.UP.FTS.B, 17.21%, 12/15/26 ... 8,558 8,490
L2251888.UP.FTS.B, 17.72%, 12/15/26 ... 5,469 5,404
L2253164.UP.FTS.B, 17.76%, 12/15/26 ... 5,088 5,003
FW2252613.UP.FTS.B, 17.78%, 12/15/26 . 4,103 4,054
L2253110.UP.FTS.B, 17.96%, 12/15/26 ... 5,481 5,416
FW2253547.UP.FTS.B, 18.3%, 12/15/26 .. 3,562 3,494
L2251960.UP.FTS.B, 19.3%, 12/15/26 .... 9,775 9,624
L2252566.UP.FTS.B, 19.55%, 12/15/26 ... 5,474 5,431
FW2251546.UP.FTS.B, 19.76%, 12/15/26 . 13,739 13,539
L2252438.UP.FTS.B, 19.81%, 12/15/26 ... 3,664 3,611
L2251988.UP.FTS.B, 19.87%, 12/15/26 ... 2,290 2,257
L2252318.UP.FTS.B, 20.43%, 12/15/26 ... 2,752 2,712
L2250838.UP.FTS.B, 20.47%, 12/15/26 ... 3,867 3,793
L2251727.UP.FTS.B, 20.77%, 12/15/26 ... 2,295 2,262
FW2252454.UP.FTS.B, 20.99%, 12/15/26 . 4,660 692
L2253118.UP.FTS.B, 21.32%, 12/15/26 ... 18,383 18,232
L2252234.UP.FTS.B, 21.66%, 12/15/26 ... 3,989 3,927
L2251298.UP.FTS.B, 21.73%, 12/15/26 ... 6,440 6,347
L2253117.UP.FTS.B, 22.06%, 12/15/26 ... 6,905 6,848
L2252879.UP.FTS.B, 22.23%, 12/15/26 ... 1,013 1,005
L2251670.UP.FTS.B, 22.36%, 12/15/26 ... 4,606 4,569
L2252753.UP.FTS.B, 22.36%, 12/15/26 ... 4,564 4,511
L2252135.UP.FTS.B, 22.59%, 12/15/26 ... 2,765 2,743
L2251712.UP.FTS.B, 23.15%, 12/15/26 ... 26,933 26,704
L2250105.UP.FTS.B, 23.56%, 12/15/26 ... 3,711 3,515
L2253562.UP.FTS.B, 23.61%, 12/15/26 ... 4,619 4,581
L2253195.UP.FTS.B, 24.23%, 12/15/26 ... 1,850 1,835
FW2253422.UP.FTS.B, 24.48%, 12/15/26 . 10,864 10,771
L2250541.UP.FTS.B, 24.85%, 12/15/26 ... 2,779 2,757
L2252209.UP.FTS.B, 25.21%, 12/15/26 ... 1,389 1,378
L2204211.UP.FTS.B, 25.24%, 12/15/26 ... 1,020 1,011
L2252447.UP.FTS.B, 25.4%, 12/15/26 .... 1,113 1,104
L2253781.UP.FTS.B, 25.42%, 12/15/26 ... 5,378 5,335
L2253724.UP.FTS.B, 25.49%, 12/15/26 ... 798 783
FW2253392.UP.FTS.B, 25.5%, 12/15/26 .. 6,561 6,508
L2250043.UP.FTS.B, 26.02%, 12/15/26 ... 2,337 166
FW2252481.UP.FTS.B, 26.36%, 12/15/26 . 12,076 11,980
FW2252287.UP.FTS.B, 26.45%, 12/15/26 . 1,520 1,498
FW2248936.UP.FTS.B, 26.48%, 12/15/26 . 5,514 5,466
FW2252129.UP.FTS.B, 26.6%, 12/15/26 .. 4,779 1,393
FW2250547.UP.FTS.B, 27.22%, 12/15/26 . 3,259 3,230
FW2253490.UP.FTS.B, 28.02%, 12/15/26 . 4,661 4,624
FW2248254.UP.FTS.B, 28.44%, 12/15/26 . 5,392 379
FW2251714.UP.FTS.B, 28.54%, 12/15/26 . 5,611 5,564
FW2252023.UP.FTS.B, 28.67%, 12/15/26 . 4,292 4,259
FW2250659.UP.FTS.B, 28.84%, 12/15/26 . 4,710 4,466
FW2253234.UP.FTS.B, 28.94%, 12/15/26 . 10,252 10,171
FW2252989.UP.FTS.B, 29.41%, 12/15/26 . 10,279 10,199
FW2252065.UP.FTS.B, 29.59%, 12/15/26 . 8,413 8,347
FW2252237.UP.FTS.B, 29.62%, 12/15/26 . 5,422 5,379
FW2253785.UP.FTS.B, 29.85%, 12/15/26 . 3,568 253

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2252233.UP.FTS.B, 30.05%, 12/15/26 . $ 2,339 $ 2,321
FW2247630.UP.FTS.B, 30.42%, 12/15/26 . 2,891 2,868
FW2253413.UP.FTS.B, 30.61%, 12/15/26 . 19,865 1,406
FW2252687.UP.FTS.B, 30.62%, 12/15/26 . 14,047 13,939
FW2252504.UP.FTS.B, 30.66%, 12/15/26 . 4,806 712
FW2252113.UP.FTS.B, 30.81%, 12/15/26 . 1,323 1,313
FW2253485.UP.FTS.B, 30.83%, 12/15/26 . 1,728 1,713
FW2252117.UP.FTS.B, 30.85%, 12/15/26 . 23,422 23,242
FW2252133.UP.FTS.B, 30.95%, 12/15/26 . 1,939 (17)
FW2251570.UP.FTS.B, 31.17%, 12/15/26 . 11,249 11,162
FW2253186.UP.FTS.B, 31.17%, 12/15/26 . 1,969 1,953
FW2253542.UP.FTS.B, 31.19%, 12/15/26 . 1,781 1,767
FW2252788.UP.FTS.B, 31.31%, 12/15/26 . 4,125 4,094
FW2251389.UP.FTS.B, 31.46%, 12/15/26 . 17,914 17,757
FW2251813.UP.FTS.B, 31.46%, 12/15/26 . 4,058 4,026
FW2251940.UP.FTS.B, 31.49%, 12/15/26 . 9,004 8,935
FW2252591.UP.FTS.B, 31.67%, 12/15/26 . 6,704 6,360
FW2251566.UP.FTS.B, 31.95%, 12/15/26 . 5,820 5,776
L2499407.UP.FTS.B, 5.37%, 1/24/27 .... 44,827 44,667
L2497781.UP.FTS.B, 5.7%, 1/24/27 ..... 5,384 5,365
L2499766.UP.FTS.B, 6.26%, 1/24/27 .... 5,391 5,372
FW2499326.UP.FTS.B, 6.71%, 1/24/27 ... 7,197 7,172
L2498743.UP.FTS.B, 7.47%, 1/24/27 .... 9,915 9,861
L2492277.UP.FTS.B, 7.6%, 1/24/27 ..... 6,132 6,098
L2500086.UP.FTS.B, 7.95%, 1/24/27 .... 11,508 11,444
L2497458.UP.FTS.B, 8.44%, 1/24/27 .... 31,552 31,380
L2497353.UP.FTS.B, 9.69%, 1/24/27 .... 11,761 11,698
L2500275.UP.FTS.B, 9.89%, 1/24/27 .... 18,118 18,020
L2499026.UP.FTS.B, 10.04%, 1/24/27 .... 18,148 18,054
L2498801.UP.FTS.B, 10.59%, 1/24/27 .... 24,524 24,342
L2499730.UP.FTS.B, 10.93%, 1/24/27 .... 9,065 8,997
L2500305.UP.FTS.B, 11.35%, 1/24/27 .... 910 903
L2498662.UP.FTS.B, 11.41%, 1/24/27 .... 9,101 9,033
FW2499235.UP.FTS.B, 11.45%, 1/24/27 .. 5,910 5,866
L2498623.UP.FTS.B, 12.18%, 1/24/27 .... 2,006 1,991
L2497417.UP.FTS.B, 12.27%, 1/24/27 .... 20,792 20,638
L2497448.UP.FTS.B, 12.57%, 1/24/27 .... 9,125 9,058
FW2497574.UP.FTS.B, 12.62%, 1/24/27 .. 30,734 30,512
L2497797.UP.FTS.B, 12.7%, 1/24/27 .... 6,390 6,343
L2497350.UP.FTS.B, 13.11%, 1/24/27 .... 9,374 8,832
L2500282.UP.FTS.B, 13.29%, 1/24/27 .... 9,141 9,074
L2498317.UP.FTS.B, 13.31%, 1/24/27 .... 1,548 1,533
L2500590.UP.FTS.B, 13.43%, 1/24/27 .... 1,292 1,281
L2500384.UP.FTS.B, 13.68%, 1/24/27 .... 8,562 1,198
L2498730.UP.FTS.B, 14.35%, 1/24/27 .... 5,497 5,457
FW2499948.UP.FTS.B, 14.6%, 1/24/27 ... 6,417 6,370
L2499978.UP.FTS.B, 14.9%, 1/24/27 .... 32,107 31,872
L2500513.UP.FTS.B, 14.9%, 1/24/27 .... 18,347 18,212
L2498596.UP.FTS.B, 15.19%, 1/24/27 .... 1,836 1,822
L2499400.UP.FTS.B, 15.39%, 1/24/27 .... 12,858 12,723
L2498019.UP.FTS.B, 15.41%, 1/24/27 .... 27,551 27,349
L2499756.UP.FTS.B, 15.54%, 1/24/27 .... 26,054 24,533
FW2497967.UP.FTS.B, 16.1%, 1/24/27 ... 9,599 9,496
L2497954.UP.FTS.B, 16.34%, 1/24/27 .... 5,521 5,481
FW2500346.UP.FTS.B, 16.35%, 1/24/27 .. 19,348 19,133
L2494019.UP.FTS.B, 16.44%, 1/24/27 .... 5,522 5,465
L2497377.UP.FTS.B, 16.51%, 1/24/27 .... 5,063 5,010
FW2499114.UP.FTS.B, 16.59%, 1/24/27 .. 4,419 4,387
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2499556.UP.FTS.B, 16.78%, 1/24/27 .... $ 19,987 $ 19,779
L2499062.UP.FTS.B, 17.84%, 1/24/27 .... 1,381 1,366
FW2497520.UP.FTS.B, 17.89%, 1/24/27 .. 5,761 1,578
FW2494435.UP.FTS.B, 17.9%, 1/24/27 ... 36,602 36,213
L2500130.UP.FTS.B, 18.16%, 1/24/27 .... 6,466 6,384
L2497198.UP.FTS.B, 18.3%, 1/24/27 .... 5,544 5,473
L2498470.UP.FTS.B, 18.32%, 1/24/27 .... 12,495 12,398
L2499350.UP.FTS.B, 18.35%, 1/24/27 .... 27,722 27,370
L2500098.UP.FTS.B, 18.6%, 1/24/27 .... 6,934 6,862
L2497796.UP.FTS.B, 18.8%, 1/24/27 .... 6,474 6,392
L2500341.UP.FTS.B, 18.83%, 1/24/27 .... 2,340 2,204
L2497754.UP.FTS.B, 19.19%, 1/24/27 .... 2,869 2,833
FW2498275.UP.FTS.B, 19.45%, 1/24/27 .. 9,179 9,059
L2497369.UP.FTS.B, 19.6%, 1/24/27 .... 27,492 1,287
L2499146.UP.FTS.B, 19.77%, 1/24/27 .... 4,223 4,167
L2498546.UP.FTS.B, 19.91%, 1/24/27 .... 6,120 6,042
L2497528.UP.FTS.B, 19.93%, 1/24/27 .... 4,635 4,576
L2499090.UP.FTS.B, 20.13%, 1/24/27 .... 5,564 5,493
FW2498254.UP.FTS.B, 20.72%, 1/24/27 .. 2,785 2,767
FW2499205.UP.FTS.B, 20.72%, 1/24/27 .. 5,569 5,533
L2497852.UP.FTS.B, 20.98%, 1/24/27 .... 3,251 3,210
L2499153.UP.FTS.B, 21.13%, 1/24/27 .... 1,115 1,101
L2498554.UP.FTS.B, 21.26%, 1/24/27 .... 4,647 4,588
L2499623.UP.FTS.B, 21.29%, 1/24/27 .... 4,800 721
L2497527.UP.FTS.B, 21.34%, 1/24/27 .... 4,648 4,617
L2497646.UP.FTS.B, 21.52%, 1/24/27 .... 1,981 1,955
L2497439.UP.FTS.B, 21.55%, 1/24/27 .... 7,920 7,822
L2500177.UP.FTS.B, 21.66%, 1/24/27 .... 5,581 5,544
FW2498781.UP.FTS.B, 22.05%, 1/24/27 .. 10,983 10,912
FW2497293.UP.FTS.B, 22.07%, 1/24/27 .. 1,891 1,796
L2500531.UP.FTS.B, 22.26%, 1/24/27 .... 2,883 424
FW2494038.UP.FTS.B, 22.37%, 1/24/27 .. 3,725 3,678
L2499540.UP.FTS.B, 22.38%, 1/24/27 .... 5,542 5,503
L2497632.UP.FTS.B, 22.61%, 1/24/27 .... 4,583 4,550
L2497652.UP.FTS.B, 22.95%, 1/24/27 .... 927 920
FW2497553.UP.FTS.B, 23.05%, 1/24/27 .. 16,201 16,090
FW2498441.UP.FTS.B, 23.1%, 1/24/27 ... 10,072 10,007
L2497905.UP.FTS.B, 23.5%, 1/24/27 .... 46,663 46,361
L2500427.UP.FTS.B, 23.85%, 1/24/27 .... 9,825 9,716
L2499847.UP.FTS.B, 24.09%, 1/24/27 .... 23,673 22,325
FW2497923.UP.FTS.B, 24.18%, 1/24/27 .. 3,678 3,629
L2498223.UP.FTS.B, 24.52%, 1/24/27 .... 6,107 1,801
L2498333.UP.FTS.B, 24.57%, 1/24/27 .... 4,251 4,037
FW2497401.UP.FTS.B, 24.71%, 1/24/27 .. 15,900 15,798
L2498247.UP.FTS.B, 25.02%, 1/24/27 .... 1,906 563
L2500224.UP.FTS.B, 25.04%, 1/24/27 .... 5,424 5,390
L2500571.UP.FTS.B, 25.04%, 1/24/27 .... 11,318 10,748
L2500298.UP.FTS.B, 25.15%, 1/24/27 .... 1,498 1,479
L2498289.UP.FTS.B, 25.27%, 1/24/27 .... 1,686 121
FW2497649.UP.FTS.B, 25.29%, 1/24/27 .. 37,451 37,209
L2500002.UP.FTS.B, 25.3%, 1/24/27 .... 3,356 3,170
L2497381.UP.FTS.B, 25.32%, 1/24/27 .... 1,124 1,116
L2498291.UP.FTS.B, 25.35%, 1/24/27 .... 1,124 1,116
L2487811.UP.FTS.B, 25.36%, 1/24/27 .... 2,400 18
L2500059.UP.FTS.B, 25.4%, 1/24/27 .... 2,622 2,605
L2500230.UP.FTS.B, 25.4%, 1/24/27 .... 4,870 4,838
L2500426.UP.FTS.B, 25.41%, 1/24/27 .... 1,217 1,210
L2497705.UP.FTS.B, 25.44%, 1/24/27 .... 3,709 3,523

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2500467.UP.FTS.B, 25.44%, 1/24/27 .... $ 1,592 $ 1,582
FW2488788.UP.FTS.B, 25.89%, 1/24/27 .. 9,842 9,501
L2497190.UP.FTS.B, 26.04%, 1/24/27 .... 2,719 2,684
FW2497955.UP.FTS.B, 26.15%, 1/24/27 .. 12,193 12,115
L2500357.UP.FTS.B, 26.3%, 1/24/27 .... 8,723 8,666
FW2498761.UP.FTS.B, 26.35%, 1/24/27 .. 6,566 6,523
FW2498010.UP.FTS.B, 26.65%, 1/24/27 .. 21,909 6,491
FW2498744.UP.FTS.B, 26.78%, 1/24/27 .. 9,387 9,326
FW2499122.UP.FTS.B, 26.89%, 1/24/27 .. 2,038 2,023
FW2499816.UP.FTS.B, 27.03%, 1/24/27 .. 5,214 4,958
FW2498266.UP.FTS.B, 27.06%, 1/24/27 .. 3,745 3,697
FW2498012.UP.FTS.B, 27.23%, 1/24/27 .. 5,542 5,507
FW2499127.UP.FTS.B, 27.37%, 1/24/27 .. 4,698 4,668
FW2499103.UP.FTS.B, 27.5%, 1/24/27 ... 2,819 2,801
FW2499219.UP.FTS.B, 27.58%, 1/24/27 .. 15,723 1,104
FW2497665.UP.FTS.B, 27.6%, 1/24/27 ... 13,511 13,372
FW2500434.UP.FTS.B, 27.81%, 1/24/27 .. 940 934
L2497724.UP.FTS.B, 27.87%, 1/24/27 .... 4,890 4,828
FW2497801.UP.FTS.B, 28.11%, 1/24/27 .. 6,716 6,382
FW2498723.UP.FTS.B, 28.14%, 1/24/27 .. 1,933 299
FW2497947.UP.FTS.B, 28.25%, 1/24/27 .. 35,859 35,628
FW2499989.UP.FTS.B, 28.3%, 1/24/27 ... 8,093 8,041
L2498023.UP.FTS.B, 28.37%, 1/24/27 .... 3,751 3,708
FW2497725.UP.FTS.B, 28.51%, 1/24/27 .. 1,119 1,111
FW2463420.UP.FTS.B, 28.55%, 1/24/27 .. 912 880
FW2499482.UP.FTS.B, 28.65%, 1/24/27 .. 15,442 15,342
FW2498534.UP.FTS.B, 28.67%, 1/24/27 .. 1,712 1,626
FW2498212.UP.FTS.B, 29.42%, 1/24/27 .. 1,226 1,218
FW2499784.UP.FTS.B, 29.61%, 1/24/27 .. 8,016 7,964
FW2500060.UP.FTS.B, 29.62%, 1/24/27 .. 3,961 3,935
FW2498768.UP.FTS.B, 30.06%, 1/24/27 .. 1,416 1,406
FW2499719.UP.FTS.B, 30.29%, 1/24/27 .. 1,465 18
FW2498295.UP.FTS.B, 30.4%, 1/24/27 ... 952 905
FW2497607.UP.FTS.B, 30.5%, 1/24/27 ... 4,792 4,553
FW2497688.UP.FTS.B, 30.73%, 1/24/27 .. 1,207 1,195
FW2499403.UP.FTS.B, 30.76%, 1/24/27 .. 2,645 2,628
FW2500502.UP.FTS.B, 30.77%, 1/24/27 .. 4,724 4,693
FW2498079.UP.FTS.B, 30.78%, 1/24/27 .. 2,834 2,816
FW2500185.UP.FTS.B, 30.96%, 1/24/27 .. 6,749 6,416
FW2497794.UP.FTS.B, 30.97%, 1/24/27 .. 6,804 6,760
FW2487975.UP.FTS.B, 31.06%, 1/24/27 .. 1,472 102
FW2499034.UP.FTS.B, 31.11%, 1/24/27 .. 2,263 157
FW2498894.UP.FTS.B, 31.13%, 1/24/27 .. 3,403 3,381
FW2498394.UP.FTS.B, 31.2%, 1/24/27 ... 4,822 4,792
FW2498422.UP.FTS.B, 31.2%, 1/24/27 ... 953 906
FW2498197.UP.FTS.B, 31.21%, 1/24/27 .. 1,229 1,221
FW2500316.UP.FTS.B, 31.21%, 1/24/27 .. 7,752 7,702
FW2500195.UP.FTS.B, 31.23%, 1/24/27 .. 4,065 4,039
FW2497583.UP.FTS.B, 31.24%, 1/24/27 .. 7,114 7,066
FW2497608.UP.FTS.B, 31.43%, 1/24/27 .. 1,608 1,597
FW2499098.UP.FTS.B, 31.57%, 1/24/27 .. 27,809 27,461
FW2499925.UP.FTS.B, 31.73%, 1/24/27 .. 1,729 1,715
FW2499694.UP.FTS.B, 31.9%, 1/24/27 ... 2,393 369
FW2500567.UP.FTS.B, 33.54%, 1/24/27 .. 2,182 2,168
FW2497327.UP.FTS.B, 33.75%, 1/24/27 .. 1,803 1,791
FW2498111.UP.FTS.B, 34.75%, 1/24/27 .. 8,563 2,584
FW2502639.UP.FTS.B, 4.89%, 1/25/27 ... 12,071 12,028
L2502859.UP.FTS.B, 5.46%, 1/25/27 .... 45,559 45,408
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2443263.UP.FTS.B, 6.66%, 1/25/27 .... $ 7,646 $ 7,619
L2503357.UP.FTS.B, 6.69%, 1/25/27 .... 10,495 10,448
L2472114.UP.FTS.B, 7.63%, 1/25/27 ..... 18,023 17,961
L2501608.UP.FTS.B, 7.8%, 1/25/27 ..... 18,043 17,981
L2501651.UP.FTS.B, 8.03%, 1/25/27 .... 7,575 1,030
L2501547.UP.FTS.B, 8.21%, 1/25/27 .... 5,418 5,389
L2502319.UP.FTS.B, 8.49%, 1/25/27 .... 36,796 36,619
L2501796.UP.FTS.B, 9.36%, 1/25/27 .... 14,128 14,053
L2502134.UP.FTS.B, 9.38%, 1/25/27 .... 28,844 28,688
L2502374.UP.FTS.B, 9.72%, 1/25/27 .... 7,705 7,664
L2502174.UP.FTS.B, 9.86%, 1/25/27 .... 15,414 15,301
L2500014.UP.FTS.B, 10.79%, 1/25/27 .... 10,815 10,757
L2501070.UP.FTS.B, 10.94%, 1/25/27 .... 7,016 1,787
L2501446.UP.FTS.B, 11.34%, 1/25/27 .... 2,730 2,716
FW2498378.UP.FTS.B, 11.81%, 1/25/27 .. 27,328 27,130
L2502791.UP.FTS.B, 11.84%, 1/25/27 .... 7,921 7,852
L2501198.UP.FTS.B, 12.05%, 1/25/27 .... 11,393 11,311
L2500626.UP.FTS.B, 12.15%, 1/25/27 .... 4,523 4,485
L2500585.UP.FTS.B, 12.23%, 1/25/27 .... 36,473 36,209
L2502704.UP.FTS.B, 12.53%, 1/25/27 .... 3,238 3,215
L2502644.UP.FTS.B, 12.76%, 1/25/27 .... 9,130 9,063
FW2502179.UP.FTS.B, 12.78%, 1/25/27 .. 1,826 1,813
L2501977.UP.FTS.B, 12.89%, 1/25/27 .... 36,376 36,108
L2500795.UP.FTS.B, 13.1%, 1/25/27 .... 9,272 9,208
L2502535.UP.FTS.B, 13.13%, 1/25/27 .... 45,182 44,848
FW2503315.UP.FTS.B, 13.41%, 1/25/27 .. 21,029 20,877
L2502247.UP.FTS.B, 13.43%, 1/25/27 .... 3,657 3,631
L2503471.UP.FTS.B, 13.93%, 1/25/27 .... 4,577 4,544
L2501470.UP.FTS.B, 14.16%, 1/25/27 .... 13,738 13,639
L2500808.UP.FTS.B, 14.3%, 1/25/27 .... 6,779 6,730
FW2502376.UP.FTS.B, 14.43%, 1/25/27 .. 13,745 13,647
L2500633.UP.FTS.B, 14.62%, 1/25/27 .... 4,187 4,156
L2501876.UP.FTS.B, 14.91%, 1/25/27 .... 3,669 3,643
L2503197.UP.FTS.B, 15.28%, 1/25/27 .... 13,771 13,673
L2501020.UP.FTS.B, 15.56%, 1/25/27 .... 1,545 1,534
L2503422.UP.FTS.B, 15.86%, 1/25/27 .... 2,290 2,273
L2501591.UP.FTS.B, 16.26%, 1/25/27 .... 15,501 15,338
FW2502838.UP.FTS.B, 16.27%, 1/25/27 .. 36,802 36,427
FW2500763.UP.FTS.B, 16.29%, 1/25/27 .. 3,956 3,916
FW2501405.UP.FTS.B, 16.74%, 1/25/27 .. 4,421 4,376
L2503404.UP.FTS.B, 16.88%, 1/25/27 .... 8,182 8,095
L2499095.UP.FTS.B, 16.97%, 1/25/27 .... 2,764 2,736
L2500943.UP.FTS.B, 17.28%, 1/25/27 .... 7,479 7,402
FW2502154.UP.FTS.B, 17.3%, 1/25/27 ... 23,270 23,038
L2503121.UP.FTS.B, 17.35%, 1/25/27 .... 11,482 11,363
FW2502260.UP.FTS.B, 17.52%, 1/25/27 .. 6,457 6,392
L2501997.UP.FTS.B, 17.77%, 1/25/27 .... 4,615 4,568
FW2501148.UP.FTS.B, 17.78%, 1/25/27 .. 1,845 1,826
FW2501125.UP.FTS.B, 17.82%, 1/25/27 .. 1,385 1,367
L2502739.UP.FTS.B, 18.1%, 1/25/27 .... 6,003 5,942
FW2501171.UP.FTS.B, 18.13%, 1/25/27 .. 5,174 5,113
L2503099.UP.FTS.B, 18.87%, 1/25/27 .... 11,446 3,249
L2502439.UP.FTS.B, 18.98%, 1/25/27 .... 6,481 6,402
L2495525.UP.FTS.B, 19.03%, 1/25/27 .... 6,452 6,370
L2501884.UP.FTS.B, 19.04%, 1/25/27 .... 9,253 9,139
L2502391.UP.FTS.B, 19.43%, 1/25/27 .... 13,856 13,714
L2502757.UP.FTS.B, 19.68%, 1/25/27 .... 13,898 13,757
L2500727.UP.FTS.B, 19.88%, 1/25/27 .... 7,508 7,415

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2501374.UP.FTS.B, 20.06%, 1/25/27 .. $ 9,272 $ 9,157
FW2501295.UP.FTS.B, 20.14%, 1/25/27 .. 927 916
L2499889.UP.FTS.B, 20.18%, 1/25/27 .... 22,607 22,340
FW2500961.UP.FTS.B, 20.28%, 1/25/27 .. 6,281 6,233
L2503073.UP.FTS.B, 21.17%, 1/25/27 .... 10,593 10,528
L2500557.UP.FTS.B, 21.25%, 1/25/27 .... 13,940 13,768
FW2501561.UP.FTS.B, 21.33%, 1/25/27 .. 5,559 5,524
L2503424.UP.FTS.B, 21.51%, 1/25/27 .... 9,112 8,999
L2501728.UP.FTS.B, 21.52%, 1/25/27 .... 4,649 4,592
FW2502473.UP.FTS.B, 21.58%, 1/25/27 .. 5,823 179
L2500163.UP.FTS.B, 21.71%, 1/25/27 .... 14,408 4,125
L2502058.UP.FTS.B, 21.83%, 1/25/27 .... 9,326 9,264
L2500694.UP.FTS.B, 22.07%, 1/25/27 .... 5,182 797
FW2497118.UP.FTS.B, 22.54%, 1/25/27 .. 14,110 13,984
L2501498.UP.FTS.B, 22.59%, 1/25/27 .... 5,764 1,698
L2496481.UP.FTS.B, 22.63%, 1/25/27 .... 18,553 18,320
L2500977.UP.FTS.B, 22.64%, 1/25/27 .... 6,522 6,483
L2501262.UP.FTS.B, 23.23%, 1/25/27 .... 1,652 42
L2449123.UP.FTS.B, 23.47%, 1/25/27 .... 6,648 6,604
FW2500954.UP.FTS.B, 23.81%, 1/25/27 .. 7,470 7,425
FW2502037.UP.FTS.B, 23.81%, 1/25/27 .. 3,735 3,712
L2502763.UP.FTS.B, 23.93%, 1/25/27 .... 3,840 3,812
L2502792.UP.FTS.B, 24.01%, 1/25/27 .... 5,044 5,014
FW2503468.UP.FTS.B, 24.6%, 1/25/27 ... 3,169 3,149
FW2503375.UP.FTS.B, 24.71%, 1/25/27 .. 2,806 2,789
FW2503209.UP.FTS.B, 25.12%, 1/25/27 .. 6,459 6,414
L2502326.UP.FTS.B, 25.22%, 1/25/27 .... 2,238 42
L2500638.UP.FTS.B, 25.31%, 1/25/27 .... 934 928
L2502753.UP.FTS.B, 25.33%, 1/25/27 .... 3,090 3,071
L2497155.UP.FTS.B, 25.35%, 1/25/27 .... 802 791
L2501249.UP.FTS.B, 25.35%, 1/25/27 .... 1,178 83
L2501592.UP.FTS.B, 25.36%, 1/25/27 .... 1,117 1,110
L2500577.UP.FTS.B, 25.4%, 1/25/27 .... 1,405 1,396
L2503342.UP.FTS.B, 25.48%, 1/25/27 .... 6,084 6,042
L2500860.UP.FTS.B, 25.49%, 1/25/27 .... 1,300 1,291
L2502978.UP.FTS.B, 25.49%, 1/25/27 .... 3,465 3,444
L2501610.UP.FTS.B, 25.67%, 1/25/27 .... 3,092 3,073
L2502912.UP.FTS.B, 25.69%, 1/25/27 .... 19,405 19,281
L2502995.UP.FTS.B, 25.82%, 1/25/27 .... 3,092 3,074
FW2501208.UP.FTS.B, 25.83%, 1/25/27 .. 18,274 18,163
L2500786.UP.FTS.B, 26.35%, 1/25/27 .... 2,630 2,599
FW2503491.UP.FTS.B, 26.41%, 1/25/27 .. 2,060 2,047
FW2501330.UP.FTS.B, 26.47%, 1/25/27 .. 5,160 5,128
FW2502187.UP.FTS.B, 26.63%, 1/25/27 .. 4,692 4,664
FW2501336.UP.FTS.B, 26.71%, 1/25/27 .. 2,059 2,028
FW2503082.UP.FTS.B, 26.84%, 1/25/27 .. 2,347 2,333
FW2502725.UP.FTS.B, 26.94%, 1/25/27 .. 4,360 4,330
FW2499783.UP.FTS.B, 27.06%, 1/25/27 .. 9,570 9,507
FW2501053.UP.FTS.B, 27.35%, 1/25/27 .. 7,610 7,564
FW2502455.UP.FTS.B, 27.61%, 1/25/27 .. 7,799 1,224
FW2474863.UP.FTS.B, 27.63%, 1/25/27 .. 3,146 3,124
FW2501136.UP.FTS.B, 27.66%, 1/25/27 .. 4,367 4,337
FW2502652.UP.FTS.B, 27.68%, 1/25/27 .. 4,606 4,578
FW2503169.UP.FTS.B, 27.77%, 1/25/27 .. 943 937
FW2500974.UP.FTS.B, 28.31%, 1/25/27 .. 2,048 17
FW2501180.UP.FTS.B, 28.56%, 1/25/27 .. 2,824 2,807
FW2500797.UP.FTS.B, 28.58%, 1/25/27 .. 1,867 1,854
FW2503337.UP.FTS.B, 28.86%, 1/25/27 .. 15,921 15,825
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2503221.UP.FTS.B, 29%, 1/25/27 .... $ 23,760 $ 23,595
FW2502849.UP.FTS.B, 29.19%, 1/25/27 .. 1,414 1,405
FW2501588.UP.FTS.B, 29.29%, 1/25/27 .. 1,885 1,874
FW2503423.UP.FTS.B, 29.77%, 1/25/27 .. 11,015 10,943
FW2502338.UP.FTS.B, 30.04%, 1/25/27 .. 4,813 4,783
FW2500628.UP.FTS.B, 30.26%, 1/25/27 .. 968 150
FW2501594.UP.FTS.B, 30.71%, 1/25/27 .. 1,141 1,133
FW2501203.UP.FTS.B, 30.73%, 1/25/27 .. 1,322 1,314
FW2501656.UP.FTS.B, 30.91%, 1/25/27 .. 969 150
FW2502055.UP.FTS.B, 30.95%, 1/25/27 .. 3,247 225
FW2502622.UP.FTS.B, 30.97%, 1/25/27 .. 2,362 2,348
FW2502676.UP.FTS.B, 31.01%, 1/25/27 .. 3,497 3,476
FW2503502.UP.FTS.B, 31.01%, 1/25/27 .. 2,429 2,413
FW2502222.UP.FTS.B, 31.02%, 1/25/27 .. 1,220 1,212
FW2501430.UP.FTS.B, 31.03%, 1/25/27 .. 1,715 1,703
FW2502879.UP.FTS.B, 31.04%, 1/25/27 .. 27,408 27,242
FW2502592.UP.FTS.B, 31.05%, 1/25/27 .. 14,366 14,279
FW2502647.UP.FTS.B, 31.05%, 1/25/27 .. 8,317 8,267
FW2502834.UP.FTS.B, 31.11%, 1/25/27 .. 2,522 2,504
FW2500670.UP.FTS.B, 31.13%, 1/25/27 .. 1,040 1,034
FW2502954.UP.FTS.B, 31.14%, 1/25/27 .. 5,010 4,980
FW2500473.UP.FTS.B, 31.15%, 1/25/27 .. 2,805 842
FW2496750.UP.FTS.B, 31.16%, 1/25/27 .. 313 309
FW2499746.UP.FTS.B, 31.16%, 1/25/27 .. 3,404 3,383
FW2500654.UP.FTS.B, 31.21%, 1/25/27 .. 939 932
FW2503208.UP.FTS.B, 31.21%, 1/25/27 .. 2,458 2,443
FW2497199.UP.FTS.B, 31.22%, 1/25/27 .. 1,841 286
FW2497987.UP.FTS.B, 31.34%, 1/25/27 .. 6,106 947
FW2501378.UP.FTS.B, 31.34%, 1/25/27 .. 3,729 3,698
FW2502423.UP.FTS.B, 32.98%, 1/25/27 .. 1,422 1,414
FW2502276.UP.FTS.B, 33.54%, 1/25/27 .. 4,744 4,715
L1729483.UP.FTS.B, 18.23%, 2/17/27 .... 13,863 13,696
L1729858.UP.FTS.B, 25.05%, 2/17/27 .... 19,143 19,000
FW1729695.UP.FTS.B, 29.91%, 2/17/27 .. 46,736 46,382
FW1729859.UP.FTS.B, 30.83%, 2/17/27 .. 9,376 9,317
FW1729220.UP.FTS.B, 32.29%, 2/17/27 .. 3,324 3,305
L1902506.UP.FTS.B, 12.6%, 3/22/27 .... 32,397 30,493
L1887930.UP.FTS.B, 12.89%, 3/22/27 .... 3,392 3,191
L1902300.UP.FTS.B, 22.58%, 3/22/27 .... 4,706 4,675
FW1902098.UP.FTS.B, 26.15%, 3/22/27 .. 4,643 4,614
L2031108.UP.FTS.B, 11.34%, 4/12/27 .... 45,549 23,759
L2030776.UP.FTS.B, 18.15%, 4/12/27 .... 4,456 4,422
FW2030457.UP.FTS.B, 19.74%, 4/12/27 .. 5,703 5,613
L2032065.UP.FTS.B, 22.33%, 4/12/27 .... 18,172 10,780
L2031364.UP.FTS.B, 24.71%, 4/12/27 .... 3,263 3,230
L2032337.UP.FTS.B, 26.62%, 4/12/27 .... 8,240 4,918
FW2032026.UP.FTS.B, 29.26%, 4/12/27 .. 15,523 9,271
FW2030903.UP.FTS.B, 29.44%, 4/12/27 .. 4,789 4,748
L2972334.UP.FTS.B, 6.17%, 4/19/27 .... 47,126 47,029
L2972137.UP.FTS.B, 6.42%, 4/19/27 .... 14,143 14,110
L2971979.UP.FTS.B, 6.84%, 4/19/27 .... 25,285 25,234
L2971286.UP.FTS.B, 7.38%, 4/19/27 .... 23,606 23,559
L2972081.UP.FTS.B, 7.8%, 4/19/27 ..... 5,010 4,998
FW2972190.UP.FTS.B, 7.92%, 4/19/27 ... 44,698 44,611
FW2972075.UP.FTS.B, 9.42%, 4/19/27 ... 36,176 36,042
L2971556.UP.FTS.B, 10.11%, 4/19/27 .... 30,808 30,695
L2971728.UP.FTS.B, 11.46%, 4/19/27 .... 10,162 10,103
L2971948.UP.FTS.B, 12.78%, 4/19/27 .... 7,119 7,074

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2971527.UP.FTS.B, 13.17%, 4/19/27 .... $ 9,995 $ 9,938
L2967243.UP.FTS.B, 14.24%, 4/19/27 .... 16,204 16,114
L2970341.UP.FTS.B, 15.34%, 4/19/27 .... 6,182 5,833
L2972320.UP.FTS.B, 15.99%, 4/19/27 .... 15,574 14,725
L2971759.UP.FTS.B, 16.29%, 4/19/27 .... 7,263 7,201
L2971657.UP.FTS.B, 16.32%, 4/19/27 .... 2,086 2,066
L2971854.UP.FTS.B, 16.46%, 4/19/27 .... 2,950 2,922
FW2968818.UP.FTS.B, 17.01%, 4/19/27 .. 15,591 15,458
L2970277.UP.FTS.B, 17.94%, 4/19/27 .... 30,642 30,384
FW2971812.UP.FTS.B, 18.16%, 4/19/27 .. 29,999 29,775
L2972316.UP.FTS.B, 18.63%, 4/19/27 .... 47,810 47,359
L2971776.UP.FTS.B, 19.69%, 4/19/27 .... 6,333 6,280
L2972008.UP.FTS.B, 20.74%, 4/19/27 .... 5,261 5,220
FW2971982.UP.FTS.B, 21.48%, 4/19/27 .. 1,634 1,619
L2972267.UP.FTS.B, 22.43%, 4/19/27 .... 5,537 5,485
L2970145.UP.FTS.B, 22.58%, 4/19/27 .... 8,375 8,289
L2971633.UP.FTS.B, 22.88%, 4/19/27 .... 22,846 21,690
L2972209.UP.FTS.B, 23.9%, 4/19/27 .... 2,892 2,871
L2971880.UP.FTS.B, 24%, 4/19/27 ...... 30,561 30,315
L2971929.UP.FTS.B, 24.66%, 4/19/27 .... 21,031 20,818
FW2971643.UP.FTS.B, 24.95%, 4/19/27 .. 20,669 20,513
L2971841.UP.FTS.B, 25.2%, 4/19/27 .... 1,410 1,398
L2971769.UP.FTS.B, 25.23%, 4/19/27 .... 6,400 6,348
L2972249.UP.FTS.B, 25.46%, 4/19/27 .... 5,793 5,752
FW2972220.UP.FTS.B, 26.42%, 4/19/27 .. 3,769 3,743
L2971662.UP.FTS.B, 26.49%, 4/19/27 .... 967 957
FW2972102.UP.FTS.B, 26.72%, 4/19/27 .. 3,159 3,134
FW2972305.UP.FTS.B, 27.33%, 4/19/27 .. 5,804 5,763
FW2972030.UP.FTS.B, 28.07%, 4/19/27 .. 4,840 4,806
FW2971684.UP.FTS.B, 30.82%, 4/19/27 .. 9,510 9,446
FW2101729.UP.FTS.B, 20.8%, 4/23/27 ... 28,581 26,947
FW2103611.UP.FTS.B, 30.3%, 4/23/27 ... 2,899 2,758
FW2103313.UP.FTS.B, 31.18%, 4/23/27 .. 3,705 3,688
FW2249414.UP.FTS.B, 19.5%, 5/14/27 ... 5,894 5,810
FW2248406.UP.FTS.B, 23.81%, 5/14/27 .. 1,338 385
L2248036.UP.FTS.B, 24.14%, 5/14/27 .... 25,766 25,477
L2248407.UP.FTS.B, 25.27%, 5/14/27 .... 2,388 689
L2251286.UP.FTS.B, 25.89%, 5/14/27 .... 2,085 2,062
L2248209.UP.FTS.B, 26.25%, 5/14/27 .... 5,875 5,810
FW2248688.UP.FTS.B, 26.36%, 5/14/27 .. 4,016 3,973
FW2251197.UP.FTS.B, 29.46%, 5/14/27 .. 4,803 1,389
FW2250018.UP.FTS.B, 31.2%, 5/14/27 ... 1,086 315
FW2250032.UP.FTS.B, 32.02%, 5/14/27 .. 3,976 3,938
L2251560.UP.FTS.B, 14.27%, 5/15/27 .... 6,036 5,677
FW2253145.UP.FTS.B, 24.76%, 5/15/27 .. 11,676 11,582
L2500347.UP.FTS.B, 19.63%, 6/24/27 .... 17,195 16,195
L2500104.UP.FTS.B, 25.5%, 6/24/27 .... 3,419 3,381
FW2497836.UP.FTS.B, 31.41%, 6/24/27 .. 6,203 6,156
L2501622.UP.FTS.B, 14.98%, 6/25/27 .... 7,563 7,529
L2502008.UP.FTS.B, 24.08%, 6/25/27 .... 39,246 38,991
L2503278.UP.FTS.B, 24.32%, 6/25/27 .... 9,812 9,754
L2500827.UP.FTS.B, 25.15%, 6/25/27 .... 2,728 2,712
FW2501815.UP.FTS.B, 29.99%, 6/25/27 .. 6,885 6,842
FW2251363.UP.FTS.B, 16.36%, 10/14/27 . 38,592 38,260
FW2251983.UP.FTS.B, 30.9%, 10/15/27 .. 3,754 3,717
FW2499865.UP.FTS.B, 31.15%, 11/24/27 . 1,748 1,843
L2498668.UP.FTS.B, 13.66%, 11/25/27 ... 39,117 38,858
L1901406.UP.FTS.B, 27.3%, 10/22/28 .... 4,966 4,952
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2475583.UP.FTS.B, 20.34%, 1/25/29 .... $ 1,063 $ 1,051
8,393,887
Total Marketplace Loans (Cost $22,676,396) ....
$21,006,789

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $216,931,244
Cost - Non-controlled affiliates (Note 4 c ) ........................................................ 9,494,377
Cost - Unaffiliated repurchase agreements ...................................................... 33,512
Value - Unaffiliated issuers (Includes securities loaned of $222,172) ................................... $254,542,116
Value - Non-controlled affiliates (Note 4 c ) ....................................................... 9,494,377
Value - Unaffiliated repurchase agreements ...................................................... 33,512
Cash .................................................................................... 2,884,261
Receivables:
Dividends and interest ..................................................................... 2,870,209
Total assets .......................................................................... 269,824,475
Liabilities:
Payables:
Management fees ......................................................................... 168,692
Accrued interest (Note 3 ) ................................................................... 1,176,747
Payable upon return of securities loaned (Note 1 d ) .................................................. 167,512
Senior fixed rate Notes, at par value of $65,000,000 less unamortized Note issuance costs of $26,018 (Note 3 ) .... 64,973,982
Accrued expenses and other liabilities ........................................................... 284,640
Total liabilities ......................................................................... 66,771,573
Net assets, at value ................................................................. $203,052,902
Net assets consist of:
Paid-in capital ............................................................................. $164,196,058
Total distributable earnings (losses) ............................................................. 38,856,844
Net assets, at value ................................................................. $203,052,902
Shares outstanding ......................................................................... 25,131,894
Net asset value per share .................................................................... $8.08

Franklin Universal Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $17,046)
Unaffiliated issuers ........................................................................ $3,311,667
Non-controlled affiliates (Note 4 c ) ............................................................. 30,715
Interest:
Unaffiliated issuers ........................................................................ 12,552,104
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 3,898
Non-controlled affiliates (Note 4 c ) ............................................................. 653
Total investment income ................................................................... 15,899,037
Expenses:
Management fees (Note 4 a ) ................................................................... 2,095,721
Transfer agent fees ......................................................................... 61,072
Custodian fees (Note 5 ) ...................................................................... 1,539
Reports to shareholders fees .................................................................. 41,074
Professional fees ........................................................................... 215,122
Amortization of note issuance costs (Note 3 ) ...................................................... 28,405
Marketplace lending fees (Note 1 f ) .............................................................. 397,147
Interest expense (Note 3 ) ..................................................................... 2,541,501
Other .................................................................................... 135,290
Total expenses ......................................................................... 5,516,871
Expense reductions (Note 5 ) ............................................................... (54)
Expenses waived/paid by affiliates (Note 4c) ................................................... (16,269)
Net expenses ......................................................................... 5,500,548
Net investment income ................................................................ 10,398,489
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,698,479
Foreign currency transactions ................................................................ (575)
Net realized gain (loss) .................................................................. 2,697,904
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (20,486,447)
Translation of other assets and liabilities denominated in foreign currencies .............................. (454)
Net change in unrealized appreciation (depreciation) ............................................ (20,486,901)
Net realized and unrealized gain (loss) ............................................................ (17,788,997)
Net increase (decrease) in net assets resulting from operations .......................................... $(7,390,508)

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Universal Trust
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,398,489 $9,479,293
Net realized gain (loss) ................................................. 2,697,904 3,849,343
Net change in unrealized appreciation (depreciation) ........................... (20,486,901) 17,529,265
Net increase (decrease) in net assets resulting from operations ................ (7,390,508) 30,857,901
Distributions to shareholders .............................................. (13,802,436) (10,706,188)
Net increase (decrease) in net assets ................................... (21,192,944) 20,151,713
Net assets:
Beginning of year ....................................................... 224,245,846 204,094,133
End of year ........................................................... $203,052,902 $224,245,846

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the year ended August 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 15,965,377
Operating expenses paid ..................................................................... (2,905,90 2 )
Interest expense paid ........................................................................ (2,541,503)
Cash collateral received for securities loaned ...................................................... 109,364
Realized (loss) on foreign currency transactions .................................................... (575)
Purchases of long-term investments ............................................................. (60,216,133)
Sales and maturities of long-term investments ..................................................... 68,690,147
Net purchases of short-term investments ......................................................... (2,763,448)
Cash provided - operating activities .......................................................... 16,337,327
Cash flow from financing activities:
Cash distributions to shareholders .............................................................. (14,870,541)
Cash used - financing activities ............................................................. (14,870,541)
Net increase (decrease) in cash ................................................................. 1,466,786
Cash at beginning of year ...................................................................... 1,417,475
Cash at end of year ........................................................................... $2,884,261
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the year ended August 31, 2022
Net increase (decrease) in net assets resulting from operating activities .................................... $ (7,390,508)
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (105,170)
Amortization of Note issuance costs .......................................................... 28,405
Reinvested dividends from non-controlled affiliates ............................................... (30,715)
Interest received in the form of securities ...................................................... (9,435)
Decrease in dividends and interest receivable and other assets ..................................... 220,642
Decrease in interest payable ............................................................... (2)
Increase in payable to affiliates, accrued expenses, and other liabilities ............................... 24,740
Decrease in payable for investments purchased ................................................. (300,000)
Decrease in receivable for investments sold .................................................... 215,250
Increase in collateral for securities loaned ..................................................... 109,364
Decrease in cost of investments ............................................................. 3,087,855
Decrease in unrealized appreciation on investments. ............................................. 20,486,901
Net cash provided by operating activities ........................................................... $16,337,327

Franklin Universal Trust

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier.  Senior Fixed
Rate Notes issued by the Fund are carried at cost. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on August 31, 2022.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
Additionally, the Fund held $67,552 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized ($0.01 par value). During the years ended August
31, 2022 and August 31, 2021 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the years ended August 31, 2022 and August 31, 2021, there were no shares repurchased.
3. Senior Fixed Rate Notes
On August 28, 2018, the Fund issued $65 million principal amount of a new class of five-year senior fixed rate notes (Notes).
The Notes bear interest, payable semi-annually, at a rate of 3.91% per year, to maturity on September 15, 2023. The
Notes are general unsecured obligations of the Fund and rank senior to trust shares and all existing or future unsecured
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
indebtedness of the Fund. For the year ended August 31, 2022, total interest paid by the Fund on the Notes was $2,541,503.
The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established in the Notes Agreement, and is required under the 1940 Act to maintain asset coverage for the Notes of at least 300%. The Fund has met these requirements during the year ended August 31, 2022. The issuance costs of $114,819 incurred by the Fund are deferred and amortized on an interest method basis over the term of the Notes. For the year ended
August 31, 2022, the Fund amortized $28,405 of Notes issuance costs. Subject to certain restrictions and make whole premiums, the Fund may prepay the Notes at any time. At August 31, 2022, if the Notes were fully prepaid, the make whole premium related to the current balance of the Notes would have been $0.
The Fund employs an income-based approach to determine the fair value of the Notes, which uses the Notes’ current credit rating, remaining time to maturity, stated coupon rates, the current yield of a comparable asset, and a liquidity premium. At
August 31, 2022, the estimated fair value of the Notes was approximately $64,648,000. The inputs used in determining the fair value of the Notes represent Level 3 in the fair value hierarchy. See Note 12 regarding fair value measurements for additional information about fair value hierarchy and Level 3 inputs.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers of 0.75% per year of the average weekly managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Notes.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
3. Senior Fixed Rate Notes
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
6. Income Taxes
The tax character of distributions paid during the years ended August 31, 2022 and 2021, was as follows:
At August 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $ 6,675,578 $ 56,698,561 $ (54,013,762) $ — $ — $ 9,360,377 9,360,377 $ 30,715
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $46,000 $7,714,000 $(7,626,000) $— $— $134,000 134,000 $653
Total Affiliated Securities ... $6,721,578 $64,412,561 $(61,639,762) $— $— $9,494,377 $31,368
2022 2021
Distributions paid from:
Ordinary income .......................................................... $13,022,703 $10,706,188
Long term capital gain ...................................................... 779,733 —
$13,802,436 $10,706,188
Cost of investments .......................................................................... $226,748,442
Unrealized appreciation ........................................................................ $65,414,526
Unrealized depreciation ........................................................................ (28,092,963)
Net unrealized appreciation (depreciation) .......................................................... $37,321,563
Distributable earnings:
Undistributed long term capital gains .............................................................. $1,535,901
4. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses, bond discounts and premiums and corporate actions.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2022, aggregated
$59,916,133 and $68,528,140, respectively.
At August 31, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$167,512 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
8. Credit Risk and Defaulted Securities
At August 31, 2022, the Fund had 54.6% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2022, the aggregate value of these securities was $2,080,952, representing 1.0% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At August 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
6. Income Taxes
(continued)

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Universal Trust
5,042 Riviera Resources , Inc . ....................... 8/08/18 $ 46,134 $ —
Total Restricted Securities (Value is —% of Net Assets) .............. $46,134 $—
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 54,086,479 $ — $ — $ 54,086,479
Machinery ............................ — 694,936 — 694,936
Metals & Mining ....................... 3,902,185 — — 3,902,185
Multi-Utilities .......................... 36,766,474 — — 36,766,474
Oil, Gas & Consumable Fuels ............. 3,986,505 — —
a
3,986,505
Preferred Stocks ........................ 561,000 — — 561,000
Warrants :
Oil, Gas & Consumable Fuels ............. 115,479 — —
a
115,479
Convertible Bonds ....................... — 10,735 — 10,735
Corporate Bonds :
Airlines .............................. — 1,690,914 — 1,690,914
Auto Components ...................... — 4,980,164 — 4,980,164
Automobiles .......................... — 913,613 — 913,613
Banks ............................... — 882,495 — 882,495
Beverages ........................... — 599,575 — 599,575
Biotechnology ......................... — 631,238 — 631,238
Building Products ...................... — 4,136,376 — 4,136,376
Capital Markets ........................ — 272,437 — 272,437
Chemicals ........................... — 7,135,064 — 7,135,064
Commercial Services & Supplies ........... — 3,774,212 — 3,774,212
Communications Equipment .............. — 1,318,712 — 1,318,712
Construction & Engineering ............... — 2,486,689 — 2,486,689
Consumer Finance ..................... — 1,013,610 — 1,013,610
Containers & Packaging ................. — 6,010,116 — 6,010,116
Diversified Consumer Services ............ — 743,370 — 743,370
11. Restricted Securities
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Diversified Financial Services ............. $ — $ 2,171,160 $ — $ 2,171,160
Diversified Telecommunication Services ..... — 5,668,245 — 5,668,245
Electric Utilities ........................ — 1,313,117 — 1,313,117
Electrical Equipment .................... — 1,557,792 — 1,557,792
Electronic Equipment, Instruments &
Components ........................ — 433,184 — 433,184
Energy Equipment & Services ............. — 3,377,345 — 3,377,345
Entertainment ......................... — 1,755,145 — 1,755,145
Equity Real Estate Investment Trusts (REITs) . — 2,657,935 — 2,657,935
Food Products ........................ — 1,881,031 — 1,881,031
Health Care Equipment & Supplies ......... — 1,186,954 — 1,186,954
Health Care Providers & Services .......... — 3,508,087 — 3,508,087
Hotels, Restaurants & Leisure ............. — 8,642,552 540 8,643,092
Household Durables .................... — 1,662,525 — 1,662,525
Independent Power and Renewable Electricity
Producers .......................... — 6,493,003 — 6,493,003
Insurance ............................ — 273,012 — 273,012
Internet & Direct Marketing Retail .......... — 156,715 — 156,715
IT Services ........................... — 3,454,390 — 3,454,390
Life Sciences Tools & Services ............ — 172,687 — 172,687
Machinery ............................ — 2,454,626 — 2,454,626
Media ............................... — 5,885,614 — 5,885,614
Metals & Mining ....................... — 2,156,739 — 2,156,739
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 811,325 — 811,325
Multiline Retail ........................ — 844,063 — 844,063
Oil, Gas & Consumable Fuels ............. — 17,838,720 — 17,838,720
Paper & Forest Products ................. — 248,538 — 248,538
Pharmaceuticals ....................... — 4,660,016 — 4,660,016
Real Estate Management & Development .... — 775,425 — 775,425
Road & Rail .......................... — 1,489,141 — 1,489,141
Software ............................. — 2,355,814 — 2,355,814
Specialty Retail ........................ — 3,337,667 — 3,337,667
Textiles, Apparel & Luxury Goods .......... — 1,221,619 — 1,221,619
Thrifts & Mortgage Finance ............... — 1,323,278 — 1,323,278
Trading Companies & Distributors .......... — 911,492 — 911,492
Wireless Telecommunication Services ....... — 2,131,290 — 2,131,290
Senior Floating Rate Interests ............... — 151,462 — 151,462
Marketplace Loans ...................... — — 21,006,789 21,006,789
Asset-Backed Securities .................. — 1,816,076 — 1,816,076
Escrows and Litigation Trusts ............... — 44,625 — 44,625
Short Term Investments ................... 9,494,377 33,512 — 9,527,889
Total Investments in Securities ........... $108,912,499 $134,150,177 $21,007,329 $264,070,005
a
Includes securities determined to have no value at August 31, 2022.
12. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At August 31, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of August 31, 2022, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Oil, Gas & Consumable
Fuels .......... $ 1,302 $ — $ — $ — $ — $ — $ — $ (1,302) $ —
d
$ (1,302)
Warrants :
Oil, Gas & Consumable
Fuels .......... 125 — — — — — — (125) —
d
(125)
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... — — — 540 — — — — 540 —
Oil, Gas & Consumable
Fuels .......... 1,624,844 53,039 (1,784,152) — — — 159,555 (53,286) — —
Marketplace Loans :
Diversified Financial
Services ........ 3,297,986 27,069,551 (7,440,949) — — — (442,788) (1,477,011) 21,006,789 (1,457,074)
Total Investments in
Securities ............ $4,924,257 $27,122,590 $(9,225,101) $540 $— $— $(283,233) $(1,531,724) $21,007,329 $(1,458,501)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or other significant observable valuation inputs.
d
Includes securities determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services
...
$20,778,074 Discounted cash flow Loss-adjusted
discount rate
2.4% - 11.5%
(8.2%)
Decrease
c
Projected loss rate 15.5% - 20.7%
(20.1%)
Decrease
c
All Other Investments
..........
229,255
d,e
Total $21,007,329
12. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
13. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
14. Subsequent Events
The Fund has evaluated subsequent even ts through the issuance of the financial statements and determined that no events have occurred that require disclosure .
Abbreviations
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at August 31, 2022.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
12. Fair Value Measurements
(continued)

Franklin Universal Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Universal Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Universal Trust (the "Fund") as of August 31, 2022, the related statements of operations and cash flows for the year ended
August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Universal Trust
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $779,733
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,029,305
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,514,517
Qualified Net Interest Income (QII) §871(k)(1)(C) $7,468,888
Section 163(j) Interest Earned §163(j) $7,968,693

Franklin Universal Trust
Important Information to Shareholders

franklintempleton.com
Annual Report
Share Repurchase Program
The Fund’s Board previously authorized an open-market
share repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.
Information About the Fund’s Goal and Main
Investments, Principal Investment Strategy, and
Principal Risks
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Principal Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
In seeking to obtain higher income, the Fund may invest in
a significant portion of its portfolio in lower-rated U.S. debt securities that have high income producing characteristics,
including obligations of corporations and other business
organizations. Lower-rated securities generally pay higher
yields than more highly rated securities to compensate
investors for the higher risk. The Fund may also invest in
income producing debt obligations of the U.S. Government,
its agencies and instrumentalities, and foreign governments
and supranational organizations. Under normal market
conditions, the Fund generally will invest between 60%
and 80% of its total assets in high income producing debt
securities of U.S. and foreign issuers, allocated among
issuers, geographic regions, and currency denominations
in a manner that is consistent with its objectives based
upon relative interest rates among various instruments
denominated in different currencies, the outlook for changes in these interest rates, and anticipated changes in currency exchange rates.
Under normal market conditions, the Fund will invest
approximately 20% to 40% of its assets in dividend-paying
common and preferred stocks. The Fund will emphasize
investment in common stocks paying high current dividends
with a focus on public utility companies. The Fund may also
invest in the equity and convertible securities of companies engaged in the business of extracting and processing
precious metals and natural resources, such as gold mining
stocks.
The Fund may also invest a small portion of its total assets in loans originated through on-line marketplace lending
platforms that provide a marketplace for lending through the purchase of loans (either individually or in aggregations)
and other types of marketplace lending instruments (See the
Notes to Financial Statements for further information) .
Securities may be purchased by the Fund on a “when
issued” or on a “forward delivery” basis, which means that
the obligations will be delivered at a future date beyond
customary settlement time.
The Fund employs leverage through the issuance of senior
fixed rate notes (See the Notes to Financial Statements for
further information) .
The Fund may also invest in short-term U.S. government
securities and other money market instruments (including
certificates of deposit, commercial paper, bankers’
acceptances, short-term foreign government securities, and
repurchase agreements) although it typically will not invest more than 5% of its total assets in such securities except for temporary defensive purposes.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency of the U.S. government .
High-Yield Debt Securities
Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as
those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly
speculative by the applicable rating agencies as their
issuers are more likely to encounter financial difficulties
because they may be more highly leveraged, or because of

Franklin Universal Trust
Important Information to Shareholders

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Annual Report
other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant
economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield
debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.
Interest Rate
When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy,
monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities
with longer maturities or durations are more sensitive to
interest rate changes.
Credit
An issuer of debt securities may fail to make interest
payments or repay principal when due, in whole or in part.
Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
Utilities Industry
Utility company equity securities historically have been
sensitive to interest rate movements: when interest rates
have risen, the stock prices of these companies have tended
to fall. Regulatory changes in certain states have led to
greater competition in the industry and the emergence of
non-regulated providers as a significant part of the industry, and could impact the operations of regulated providers
and increase the cost of compliance. These trends have
also made shares of some utility companies less sensitive
to interest rate changes but more sensitive to changes in
revenue and earnings and caused them to reduce the ratio
of their earnings they pay out as dividends. In addition,
the industry is subject to a variety of risks specific to this industry: utilities may find it difficult to obtain adequate returns on invested capital in spite of rate increases or
because rate increases become increasingly difficult to
obtain; they may face difficulty in financing large construction programs during inflationary and rising interest rate periods;
utilities are subject to many restrictions on operations and increased costs due to environmental and safety regulations;
utilities may face difficulties in obtaining fuel sources, such as coal, for electric generation at reasonable prices; utilities may face risks associated with the operation of nuclear
power plants (including litigation, issues associated with
the use of radioactive materials and the effects of natural or man-made disasters); utilities may face greater demands
in providing reliable service with the increasing complexity of the power grid; utilities also may be subject to adverse
effects of the results of energy conservation programs
as well as other factors affecting the level of demand for
services.
Market
The market values of securities or other investments
owned by the Fund will go up or down, sometimes rapidly
or unpredictably. The market value of a security or other
investment may be reduced by market activity or other
results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.
Leverage
The Fund employs leverage through the issuance of senior
fixed rate notes which creates an opportunity for increased
income, but, at the same time, creates special risks
(including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage
rises and falls with changes in short-term interest rates. The costs of using leverage may be greater than the proceeds
of the leverage. The Fund’s leveraging strategy may not be
successful.
Foreign Securities (non-U.S.)
Investing in foreign securities typically involves more
risks than investing in U.S. securities, and includes risks
associated with: (i) internal and external political and
economic developments – e.g., the political, economic and
social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or
some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g.,
government supervision and regulation of foreign securities
and currency markets, trading systems and brokers may be
less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure,
accounting and financial reporting standards and practices
as U.S. issuers; (iv) limited markets – e.g., the securities of

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Important Information to Shareholders

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Annual Report
certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations
and policies. The risks of foreign investments may be greater in developing or emerging market countries.
Management
The Fund is subject to management risk because it is
an actively managed investment portfolio. The Fund’s
investment manager applies investment techniques and risk
analyses in making investment decisions for the Fund, but
there can be no guarantee that these decisions will produce
the desired results.
The following information is a summary of certain
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
There have not been any material changes during the last
fiscal year.

Franklin Universal Trust
Annual Meeting of Shareholders

franklintempleton.com
Annual Report
The 2022 Annual Shareholders’ Meeting (Meeting) for Franklin Universal Trust (Fund) was held on March 10, 2022.
At the Meeting, shareholders elected all of the Fund’s nominees for the Board of Trustees (Board). The results of the voting were as follows:
Trustees Shares For
Shares
Withheld
Gregory E. Johnson 17,454,622 377,367
J. Michael Luttig 12,982,310 4,849,679
Valerie M. Williams 17,526,440 305,549

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Annual Report
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street
Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to American Stock Transfer & Trust Company, LLC and sent to American Stock
Transfer & Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

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Annual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1998 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Universal Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2004
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously (2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Senior Vice
President
Chairman of the
Board since 2013,
Trustee and Senior
Vice President
since 1988
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
Interested Board Members and Officers
(continued)

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT A 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
www.astfinancial.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $73,797 for the fiscal year ended August 31, 2022 and $53,527 for the fiscal year ended August 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2022 and $97 for the fiscal year ended August 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $241,195 for the fiscal year ended August 31, 2022 and $12,000 for the fiscal year ended August 31, 2021. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure,  assets under management certification, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $241,195 for the fiscal year ended August 31, 2022 and $12,097 for the fiscal year ended August 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are:
Terrence J. Checki,
Mary C. Choksi
,
Edith E. Holiday,
J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule of Investments.                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager, Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES
Franklin Templeton Investment Solutions, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.
The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.
In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.
The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.
Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.
Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.
Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.
Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.
The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”
Weight Given Management Recommendations
One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.
Engagement with Issuers
The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.
In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
Rejected Votes
Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.
Securities on Loan
The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts  to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.
Split Voting
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Bundled Items
If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.
PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A
These Proxy Policies apply to accounts managed by personnel within Franklin Templeton Investment Solutions, which includes the following Investment Managers:
Franklin Advisers, Inc. (FAV)
Franklin Advisory Services, LLC (FASL)
Franklin Mutual Advisers LLC (FMA)
Franklin Templeton Investments Corp. (FTIC)
Franklin Templeton Investment Management Limited (FTIML)
Templeton Asset Management Ltd. (TAML)
The following Proxy Policies apply to FAV, FMA, FTIC, FTIML, and TAML only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.
For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.
The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients (for example, where an issuer files additional solicitation materials after a Proxy Service has issued its voting recommendations but sufficiently before the vote submission deadline and these materials would reasonably be expected to affect the Investment Manager’s voting determination).
The following Proxy Policies apply to FASL only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
The Franklin LibertyQ branded smart beta exchange traded funds and other passively managed exchange traded funds (collectively, “ETFs”), seek to track a particular securities index. As a result, each ETF may hold the securities of hundreds of issuers. Because the primary criteria for determining whether a security should be included (or continued to be included) in an ETF’s investment portfolio is whether such security is a representative component of the securities index that the ETF is seeking to track, the ETFs do not require the fundamental security research and analyst coverage that an actively managed portfolio would require.  Accordingly, in light of the high number of positions held by an ETF and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis rather than analyze each individual proxy vote.  Permitting the Investment Manager of the ETFs to defer its judgment for voting on a proxy to the recommendations of ISS or Glass Lewis may result in a proxy related to the securities of a particular issuer held by an ETF being voted differently from the same proxy that is voted on by other funds managed by the Investment Managers.
The following Proxy Policies apply to FTIC, FTIML, and TAML only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
For accounts managed by the Templeton Global Equity Group (“TGEG”), in making voting decisions, the Investment Manager may consider Glass Lewis’s Proxy Voting Guidelines, ISS’s Benchmark Policies, ISS’s Sustainability Policy, and TGEG’s custom sustainability guidelines, which reflect what TGEG believes to be good environmental, social, and governance practices.
The following Proxy Policies apply to FTIC only:
RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES
To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client or the Investment Manager chooses securities for an Advisory Client’s portfolios that are recommended by an Affiliated Subadviser, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser or vote proxies in accordance with the Affiliated Subadviser’s recommendations.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  As of October 28, 2022, the portfolio managers of the Fund is as follows:

GLENN I. VOYLES CFA
, Senior Vice President of Advisers
Mr. Voyles has been a manager of the Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment for the global income component of the Fund. He joined Franklin Templeton Investments in 1993.

JONATHAN G. BELK CFA
, Portfolio Manager of Advisers
Mr. Belk has been a portfolio manager of the Fund since August 2020. He joined Franklin Templeton in 2004.

CFA and Chartered Financial Analyst are trademarks owned by CFA Institute.

(a)(2)  This section reflects information about the portfolio managers as of the fiscal year ended August 31, 2022.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Glenn I. Voyles	4	3,568.9	4	1,098.4	1	43.1
Jonathan G. Belk	2	530.5

1.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals.  Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts.  The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted, in the chart above, if any).  This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
Compensation.
  The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary
 Each portfolio manager is paid a base salary.
Annual bonus
  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
  Investment performance.
  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
  Non-investment performance.
  The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
  Responsibilities.
  The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.
Additional long-term equity-based compensation
  Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Benefits
Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.
Ownership of Fund shares.
  The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio manager (such amounts may change from time to time):
Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Glenn I. Voyles	None
Johnathan G. Belk	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

For the fiscal year ended August 31, 2022, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$5,387
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$437
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	-
Administrative fees not included in a revenue split	-
Indemnification fees not included in a revenue split	-
Rebate (paid to borrower)	$399
Other fees not included above	-
Aggregate fees/compensation paid by the Fund for securities lending activities	$836
Net income from securities lending activities	$4,551

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

(c)
Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

section19b

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
UNIVERSAL TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 28, 2022